UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic 2070 Fund
BlackRock LifePath® Dynamic Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
12/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock LifePath® Dynamic 2030 Fund
Institutional Shares | STLDX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 13.60%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	13.60%	6.28%	8.36%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Institutional Shares | STLDX
Annual Shareholder Report — December 31, 2025
STLDX-12/25-AR

BlackRock LifePath® Dynamic 2030 Fund
Investor A Shares | LPRDX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 13.27%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.27%	6.01%	8.09%
Investor A Shares (with sales charge)	7.32	4.87	7.51
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor A Shares | LPRDX
Annual Shareholder Report — December 31, 2025
LPRDX-12/25-AR

BlackRock LifePath® Dynamic 2030 Fund
Investor C Shares | LPCNX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$157(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 12.51%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	12.51%	5.22%	7.42%
Investor C Shares (with sales charge)	11.51	5.22	7.42
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor C Shares | LPCNX
Annual Shareholder Report — December 31, 2025
LPCNX-12/25-AR

BlackRock LifePath® Dynamic 2030 Fund
Class K Shares | LPSDX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 13.92%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	13.92%	6.54%	8.61%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class K Shares | LPSDX
Annual Shareholder Report — December 31, 2025
LPSDX-12/25-AR

BlackRock LifePath® Dynamic 2030 Fund
Class R Shares | LPRNX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$99(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 13.17%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	13.17%	5.81%	7.87%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%
Average annual total returns reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class R Shares | LPRNX
Annual Shareholder Report — December 31, 2025
LPRNX-12/25-AR

BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 15.28%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	15.28%	7.47%	9.28%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Annual Shareholder Report — December 31, 2025
LPJIX-12/25-AR

BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 15.04%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.04%	7.21%	9.02%
Investor A Shares (with sales charge)	9.00	6.06	8.43
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Annual Shareholder Report — December 31, 2025
LPJAX-12/25-AR

BlackRock LifePath® Dynamic 2035 Fund
Investor C Shares | LPJCX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$158(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 14.10%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	14.10%	6.40%	8.34%
Investor C Shares (with sales charge)	13.10	6.40	8.34
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor C Shares | LPJCX
Annual Shareholder Report — December 31, 2025
LPJCX-12/25-AR

BlackRock LifePath® Dynamic 2035 Fund
Class K Shares | LPJKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 15.57%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	15.57%	7.74%	9.54%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class K Shares | LPJKX
Annual Shareholder Report — December 31, 2025
LPJKX-12/25-AR

BlackRock LifePath® Dynamic 2035 Fund
Class R Shares | LPJRX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$100(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 14.76%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	14.76%	6.99%	8.80%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%
Average annual total returns reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class R Shares | LPJRX
Annual Shareholder Report — December 31, 2025
LPJRX-12/25-AR

BlackRock LifePath® Dynamic 2040 Fund
Institutional Shares | STLEX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 16.88%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.88%	8.84%	10.26%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Institutional Shares | STLEX
Annual Shareholder Report — December 31, 2025
STLEX-12/25-AR

BlackRock LifePath® Dynamic 2040 Fund
Investor A Shares | LPREX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.72%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 16.67%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.67%	8.59%	9.99%
Investor A Shares (with sales charge)	10.55	7.42	9.40
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor A Shares | LPREX
Annual Shareholder Report — December 31, 2025
LPREX-12/25-AR

BlackRock LifePath® Dynamic 2040 Fund
Investor C Shares | LPCKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$159(a)	1.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 15.70%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.70%	7.77%	9.30%
Investor C Shares (with sales charge)	14.70	7.77	9.30
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor C Shares | LPCKX
Annual Shareholder Report — December 31, 2025
LPCKX-12/25-AR

BlackRock LifePath® Dynamic 2040 Fund
Class K Shares | LPSFX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24(a)	0.22%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 17.23%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.23%	9.13%	10.51%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class K Shares | LPSFX
Annual Shareholder Report — December 31, 2025
LPSFX-12/25-AR

BlackRock LifePath® Dynamic 2040 Fund
Class R Shares | LPRKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$100(a)	0.92%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 16.41%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	16.41%	8.36%	9.76%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%
Average annual total returns reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class R Shares | LPRKX
Annual Shareholder Report — December 31, 2025
LPRKX-12/25-AR

BlackRock LifePath® Dynamic 2045 Fund
Institutional Shares | LPHIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 18.47%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	18.47%	9.90%	10.89%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Institutional Shares | LPHIX
Annual Shareholder Report — December 31, 2025
LPHIX-12/25-AR

BlackRock LifePath® Dynamic 2045 Fund
Investor A Shares | LPHAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$80(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 18.13%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.13%	9.63%	10.62%
Investor A Shares (with sales charge)	11.93	8.45	10.03
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor A Shares | LPHAX
Annual Shareholder Report — December 31, 2025
LPHAX-12/25-AR

BlackRock LifePath® Dynamic 2045 Fund
Investor C Shares | LPHCX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$161(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 17.26%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	17.26%	8.80%	9.94%
Investor C Shares (with sales charge)	16.26	8.80	9.94
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor C Shares | LPHCX
Annual Shareholder Report — December 31, 2025
LPHCX-12/25-AR

BlackRock LifePath® Dynamic 2045 Fund
Class K Shares | LPHKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 18.70%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	18.70%	10.17%	11.15%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class K Shares | LPHKX
Annual Shareholder Report — December 31, 2025
LPHKX-12/25-AR

BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$101(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 17.87%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	17.87%	9.40%	10.39%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%
Average annual total returns reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Annual Shareholder Report — December 31, 2025
LPHRX-12/25-AR

BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 20.05%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.05%	10.38%	11.23%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Annual Shareholder Report — December 31, 2025
STLFX-12/25-AR

BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 19.79%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	19.79%	10.11%	10.95%
Investor A Shares (with sales charge)	13.50	8.93	10.36
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Annual Shareholder Report — December 31, 2025
LPRFX-12/25-AR

BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$164(a)	1.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 18.85%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	18.85%	9.29%	10.26%
Investor C Shares (with sales charge)	17.85	9.29	10.26
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Annual Shareholder Report — December 31, 2025
LPCPX-12/25-AR

BlackRock LifePath® Dynamic 2050 Fund
Class K Shares | LPSGX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 20.37%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	20.37%	10.66%	11.48%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class K Shares | LPSGX
Annual Shareholder Report — December 31, 2025
LPSGX-12/25-AR

BlackRock LifePath® Dynamic 2050 Fund
Class R Shares | LPRPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 19.53%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	19.53%	9.89%	10.73%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%
Average annual total returns reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class R Shares | LPRPX
Annual Shareholder Report — December 31, 2025
LPRPX-12/25-AR

BlackRock LifePath® Dynamic 2055 Fund
Institutional Shares | LPVIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56(a)	0.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 20.92%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.92%	10.71%	11.42%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Institutional Shares | LPVIX
Annual Shareholder Report — December 31, 2025
LPVIX-12/25-AR

BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84(a)	0.76%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.58%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	20.58%	10.43%	11.14%
Investor A Shares (with sales charge)	14.25	9.25	10.54
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Annual Shareholder Report — December 31, 2025
LPVAX-12/25-AR

BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$166(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 19.73%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	19.73%	9.60%	10.45%
Investor C Shares (with sales charge)	18.73	9.60	10.45
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Annual Shareholder Report — December 31, 2025
LPVCX-12/25-AR

BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$29(a)	0.26%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.21%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	21.21%	10.99%	11.68%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Annual Shareholder Report — December 31, 2025
LPVKX-12/25-AR

BlackRock LifePath® Dynamic 2055 Fund
Class R Shares | LPVRX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$106(a)	0.96%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 20.39%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	20.39%	10.21%	10.91%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%
Average annual total returns reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown prior to November 7, 2016 is based on the prior investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class R Shares | LPVRX
Annual Shareholder Report — December 31, 2025
LPVRX-12/25-AR

BlackRock LifePath® Dynamic 2060 Fund
Institutional Shares | LPDIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.08%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.08%	10.75%	11.05%
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Institutional Shares | LPDIX
Annual Shareholder Report — December 31, 2025
LPDIX-12/25-AR

BlackRock LifePath® Dynamic 2060 Fund
Investor A Shares | LPDAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.79%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.79%	10.48%	10.77%
Investor A Shares (with sales charge)	14.44	9.29	10.07
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor A Shares | LPDAX
Annual Shareholder Report — December 31, 2025
LPDAX-12/25-AR

BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$166(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 19.90%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	19.90%	9.65%	9.98%
Investor C Shares (with sales charge)	18.90	9.65	9.98
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Annual Shareholder Report — December 31, 2025
LPDCX-12/25-AR

BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.41%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.41%	11.02%	11.30%
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Annual Shareholder Report — December 31, 2025
LPDKX-12/25-AR

BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$105(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 20.53%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 31, 2017 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class R Shares	20.53%	10.25%	10.54%
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%
Average annual total returns reflect reductions for distribution and service fees.
The Fund commenced operations on May 31, 2017.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Annual Shareholder Report — December 31, 2025
LPDRX-12/25-AR

BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.02%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.02%	10.73%	11.88%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Annual Shareholder Report — December 31, 2025
LPWIX-12/25-AR

BlackRock LifePath® Dynamic 2065 Fund
Investor A Shares | LPWAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.66%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.66%	10.45%	11.59%
Investor A Shares (with sales charge)	14.32	9.26	10.62
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor A Shares | LPWAX
Annual Shareholder Report — December 31, 2025
LPWAX-12/25-AR

BlackRock LifePath® Dynamic 2065 Fund
Investor C Shares | LPWCX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$166(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 19.76%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	19.76%	9.63%	10.76%
Investor C Shares (with sales charge)	18.76	9.63	10.76
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor C Shares | LPWCX
Annual Shareholder Report — December 31, 2025
LPWCX-12/25-AR

BlackRock LifePath® Dynamic 2065 Fund
Class K Shares | LPWKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.39%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.39%	11.01%	12.15%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class K Shares | LPWKX
Annual Shareholder Report — December 31, 2025
LPWKX-12/25-AR

BlackRock LifePath® Dynamic 2065 Fund
Class R Shares | LPWRX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$105(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 20.44%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class R Shares	20.44%	10.23%	11.37%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%
Average annual total returns reflect reductions for distribution and service fees.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class R Shares | LPWRX
Annual Shareholder Report — December 31, 2025
LPWRX-12/25-AR

BlackRock LifePath® Dynamic 2070 Fund
Institutional Shares | LPYIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 20.98%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	20.98%	19.35%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Institutional Shares | LPYIX
Annual Shareholder Report — December 31, 2025
LPYIX-12/25-AR

BlackRock LifePath® Dynamic 2070 Fund
Investor A Shares | LPYAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.73%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	20.73%	19.02%
Investor A Shares (with sales charge)	14.39	12.77
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Investor A Shares | LPYAX
Annual Shareholder Report — December 31, 2025
LPYAX-12/25-AR

BlackRock LifePath® Dynamic 2070 Fund
Investor C Shares | LPYCX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$165(a)	1.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 19.84%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor C Shares	19.84%	17.90%
Investor C Shares (with sales charge)	18.84	17.90
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Investor C Shares | LPYCX
Annual Shareholder Report — December 31, 2025
LPYCX-12/25-AR

BlackRock LifePath® Dynamic 2070 Fund
Class K Shares | LPYKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.26%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	21.26%	19.70%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Class K Shares | LPYKX
Annual Shareholder Report — December 31, 2025
LPYKX-12/25-AR

BlackRock LifePath® Dynamic 2070 Fund
Class R Shares | LPYRX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$105(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 20.45%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class R Shares	20.45%	18.68%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%
Average annual total returns reflect reductions for distribution and service fees.
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Class R Shares | LPYRX
Annual Shareholder Report — December 31, 2025
LPYRX-12/25-AR

BlackRock LifePath® Dynamic Retirement Fund
Institutional Shares | STLAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 12.01%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.01%	4.40%	6.43%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Institutional Shares | STLAX
Annual Shareholder Report — December 31, 2025
STLAX-12/25-AR

BlackRock LifePath® Dynamic Retirement Fund
Investor A Shares | LPRAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$76(a)	0.72%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 11.74%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.74%	4.14%	6.16%
Investor A Shares (with sales charge)	5.87	3.03	5.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor A Shares | LPRAX
Annual Shareholder Report — December 31, 2025
LPRAX-12/25-AR

BlackRock LifePath® Dynamic Retirement Fund
Investor C Shares | LPCRX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$155(a)	1.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 10.88%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	10.88%	3.37%	5.51%
Investor C Shares (with sales charge)	9.88	3.37	5.51
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor C Shares | LPCRX
Annual Shareholder Report — December 31, 2025
LPCRX-12/25-AR

BlackRock LifePath® Dynamic Retirement Fund
Class K Shares | LPSAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23(a)	0.22%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 12.24%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.24%	4.67%	6.68%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class K Shares | LPSAX
Annual Shareholder Report — December 31, 2025
LPSAX-12/25-AR

BlackRock LifePath® Dynamic Retirement Fund
Class R Shares | LPRRX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$97(a)	0.92%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 11.51%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.51%	3.95%	5.96%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%
Average annual total returns reflect reductions for distribution and service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns prior to November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class R Shares | LPRRX
Annual Shareholder Report — December 31, 2025
LPRRX-12/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), have determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Dynamic 2030 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath® Dynamic 2035 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath® Dynamic 2040 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath® Dynamic 2045 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath® Dynamic 2050 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Dynamic 2055 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath® Dynamic 2060 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath® Dynamic 2065 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath® Dynamic 2070 Fund	$23,129	$20,610	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath® Dynamic Retirement Fund	$23,129	$23,129	$0	$5,500	$11,288	$10,750	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Fund Advisors (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrants and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrants. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or

2

financial reporting of the registrants will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrants or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Dynamic 2030 Fund	$11,288	$10,750
BlackRock LifePath® Dynamic 2035 Fund	$11,288	$10,750
BlackRock LifePath® Dynamic 2040 Fund	$11,288	$10,750
BlackRock LifePath® Dynamic 2045 Fund	$11,288	$10,750
BlackRock LifePath® Dynamic 2050 Fund	$11,288	$10,750
BlackRock LifePath® Dynamic 2055 Fund	$11,288	$10,750
BlackRock LifePath® Dynamic 2060 Fund	$11,288	$10,750
BlackRock LifePath® Dynamic 2065 Fund	$11,288	$10,750
BlackRock LifePath® Dynamic 2070 Fund	$11,288	$10,750
BlackRock LifePath® Dynamic Retirement Fund	$11,288	$10,750

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

3

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

4

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock LifePath® Dynamic Retirement Fund
• BlackRock LifePath® Dynamic 2030 Fund
• BlackRock LifePath® Dynamic 2035 Fund
• BlackRock LifePath® Dynamic 2040 Fund
• BlackRock LifePath® Dynamic 2045 Fund
• BlackRock LifePath® Dynamic 2050 Fund
• BlackRock LifePath® Dynamic 2055 Fund
• BlackRock LifePath® Dynamic 2060 Fund
• BlackRock LifePath® Dynamic 2065 Fund
• BlackRock LifePath® Dynamic 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 43.9%
BlackRock Real Estate Securities Fund	68,122	$ 1,010,246
BlackRock Tactical Opportunities Fund, Class K	1,546,359	24,509,787
Diversified Equity Master Portfolio	$121,737,742	121,737,742
International Tilts Master Portfolio	$37,366,483	37,366,483
iShares Core MSCI Emerging Markets ETF(b)	288,455	19,389,945
iShares Global Infrastructure ETF(b)	147,927	9,076,801
iShares MSCI Canada ETF(b)	17,264	931,048
iShares MSCI EAFE Small-Cap ETF(b)	75,544	5,856,926
iShares Russell 2000 ETF(b)	3,639	895,776
		220,774,754
Fixed-Income Funds — 50.1%
BlackRock Diversified Fixed Income Fund, Class K	21,502,425	203,627,966
iShares 0-5 Year TIPS Bond ETF	468,587	47,978,623
		251,606,589

Security	Shares	Value
Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	8,239,520	$ 8,243,640
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	24,170,776	24,170,776
		32,414,416
Total Investments — 100.5% (Cost: $418,000,583)		504,795,759
Liabilities in Excess of Other Assets — (0.5)%		(2,444,055)
Net Assets — 100.0%		$ 502,351,704

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 7,673,828	$ —	$ (7,843,156)	$ 884,844	$ (715,516)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	5,956,765	2,287,268 (b)	—	(476)	83	8,243,640	8,239,520	20,705 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	79,955,947	—	(55,785,171)(b)	—	—	24,170,776	24,170,776	1,130,771	—
BlackRock Diversified Fixed Income Fund, Class K	146,370,069	98,076,302	(44,135,135)	(2,574,733)	5,891,463	203,627,966	21,502,425	9,784,127	1,425,239
BlackRock High Yield Bond Portfolio, Class K(a)	674,485	—	(682,063)	64,299	(56,721)	—	—	253	—
BlackRock Real Estate Securities Fund	1,593,766	33,525	(2,439,862)	1,804,505	18,312	1,010,246	68,122	(1,781,336)	—
BlackRock Tactical Opportunities Fund, Class K	16,975,975	6,189,860	—	—	1,343,952	24,509,787	1,546,359	—	—
Diversified Equity Master Portfolio	95,262,216	9,537,524 (b)(d)	—	6,234,905	10,703,097	121,737,742	$121,737,742	1,902,472	—
International Tilts Master Portfolio	16,959,545	13,479,985 (b)(d)	—	2,399,300	4,527,653	37,366,483	$37,366,483	636,262	—
iShares 0-5 Year TIPS Bond ETF	43,362,423	9,078,688	(5,250,204)	77,017	710,699	47,978,623	468,587	1,876,251	—
iShares Core MSCI Emerging Markets ETF	—	17,297,821	(1,553,711)	288,623	3,357,212	19,389,945	288,455	549,391	—
iShares Global Infrastructure ETF	6,885,318	959,415	—	—	1,232,068	9,076,801	147,927	276,812	—
iShares MSCI Canada ETF	—	762,615	—	—	168,433	931,048	17,264	13,481	—
iShares MSCI EAFE Small-Cap ETF	7,427,538	2,467,776	(5,626,604)	588,208	1,000,008	5,856,926	75,544	193,156	—
iShares Russell 2000 ETF	—	761,056	—	—	134,720	895,776	3,639	7,623	—
				$ 9,766,492	$ 28,315,463	$ 504,795,759		$ 14,609,968	$ 1,425,239

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	68	03/12/26	$ 14,819	$ 114,848
S&P/TSE 60 Index	18	03/19/26	4,883	12,424
10-Year U.S. Treasury Note	6	03/20/26	675	(4,369)
10-Year U.S. Ultra Long Treasury Note	7	03/20/26	805	(5,528)
E-mini Russell 2000 Index	16	03/20/26	1,998	(92,588)
MSCI EAFE Index	26	03/20/26	3,773	10,312
MSCI Emerging Markets Index	20	03/20/26	1,411	21,732
S&P 500 E-Mini Index	8	03/20/26	2,757	(29,785)
U.S. Long Bond	59	03/20/26	6,820	(78,421)
5-Year U.S. Treasury Note	230	03/31/26	25,140	(38,095)
				(89,470)
Short Contracts
Euro Stoxx 50 Index	79	03/20/26	5,423	(21,225)
Micro E-mini S&P 500 Index	7	03/20/26	241	2,583
NASDAQ 100 E-Mini Index	30	03/20/26	15,274	307,296
Ultra U.S. Treasury Bond	185	03/20/26	21,830	338,727
				627,381
				$ 537,911
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	22,728,750	USD	15,049,683	JPMorgan Chase Bank N.A.	03/18/26	$ 119,608
CAD	7,335,169	USD	5,285,986	Morgan Stanley & Co. International PLC	03/18/26	75,610
CAD	13,505,826	USD	9,732,782	Morgan Stanley & Co. International PLC	03/18/26	139,216
EUR	17,198,110	USD	20,172,695	Barclays Bank PLC	03/18/26	106,675
USD	177,811	JPY	27,289,000	Barclays Bank PLC	03/18/26	2,515
						443,624
JPY	3,100,446,535	EUR	17,250,243	Barclays Bank PLC	03/18/26	(424,484)
JPY	3,026,197,598	USD	19,718,278	Barclays Bank PLC	03/18/26	(278,872)
USD	1,424,932	AUD	2,152,000	JPMorgan Chase Bank N.A.	03/18/26	(11,325)
USD	43,399	EUR	37,000	Barclays Bank PLC	03/18/26	(229)
						(714,910)
						$ (271,286)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 469,195	$ —	$ 338,727	$ —	$ 807,922
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	443,624	—	—	443,624
	$ —	$ —	$ 469,195	$ 443,624	$ 338,727	$ —	$ 1,251,546
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 143,598	$ —	$ 126,413	$ —	$ 270,011
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	714,910	—	—	714,910
	$ —	$ —	$ 143,598	$ 714,910	$ 126,413	$ —	$ 984,921

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,166,594	$ —	$ (242,903)	$ —	$ 1,923,691
Forward foreign currency exchange contracts	—	—	—	(3,644,618)	—	—	(3,644,618)
Swaps	—	—	(238,258)	—	—	—	(238,258)
	$ —	$ —	$ 1,928,336	$ (3,644,618)	$ (242,903)	$ —	$ (1,959,185)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,379,969	$ —	$ 340,041	$ —	$ 1,720,010
Forward foreign currency exchange contracts	—	—	—	455,643	—	—	455,643
Swaps	—	—	127,144	—	—	—	127,144
	$ —	$ —	$ 1,507,113	$ 455,643	$ 340,041	$ —	$ 2,302,797
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$70,900,777
Average notional value of contracts — short	43,375,189
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	20,707,754
Average amounts sold — in USD	73,964,204
Total return swaps:
Average notional value	979,271
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 209,608	$ 122,112
Forward foreign currency exchange contracts	443,624	714,910
Total derivative assets and liabilities in the Statements of Assets and Liabilities	653,232	837,022
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(209,608)	(122,112)
Total derivative assets and liabilities subject to an MNA	$ 443,624	$ 714,910

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic Retirement Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 109,190	$ (109,190)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	119,608	(11,325)	—	—	108,283
Morgan Stanley & Co. International PLC	214,826	—	—	—	214,826
	$ 443,624	$ (120,515)	$ —	$ —	$ 323,109

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 703,585	$ (109,190)	$ —	$ —	$ 594,395
JPMorgan Chase Bank N.A.	11,325	(11,325)	—	—	—
	$ 714,910	$ (120,515)	$ —	$ —	$ 594,395

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 61,670,529	$ —	$ —	$ 61,670,529
Fixed-Income Funds	251,606,589	—	—	251,606,589
Money Market Funds	32,414,416	—	—	32,414,416
	$345,691,534	$—	$—	345,691,534
Investments Valued at NAV(a)				159,104,225
				$ 504,795,759
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 354,347	$ 114,848	$ —	$ 469,195
Foreign Currency Exchange Contracts	—	443,624	—	443,624
Interest Rate Contracts	338,727	—	—	338,727
Liabilities
Equity Contracts	(143,598)	—	—	(143,598)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (714,910)	$ —	$ (714,910)
Interest Rate Contracts	(126,413)	—	—	(126,413)
	$423,063	$(156,438)	$—	$266,625

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 55.5%
BlackRock Real Estate Securities Fund	495,539	$ 7,348,839
BlackRock Tactical Opportunities Fund, Class K	1,704,540	27,016,960
Diversified Equity Master Portfolio	$164,310,107	164,310,107
International Tilts Master Portfolio	$54,042,131	54,042,131
iShares Core MSCI Emerging Markets ETF(b)	433,228	29,121,586
iShares Global Infrastructure ETF	139,260	8,544,994
iShares MSCI Canada ETF(b)	22,411	1,208,625
iShares MSCI EAFE Small-Cap ETF(b)	107,260	8,315,868
		299,909,110
Fixed-Income Funds — 35.1%
BlackRock Diversified Fixed Income Fund, Class K	13,204,650	125,048,039
iShares 0-5 Year TIPS Bond ETF	432,636	44,297,600
iShares Broad USD Investment Grade Corporate Bond ETF(b)	388,547	20,115,078
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	188	20,716
		189,481,433

Security	Shares	Value
Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	10,735,681	$ 10,741,049
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	43,569,467	43,569,467
		54,310,516
Total Investments — 100.7% (Cost: $472,555,029)		543,701,059
Liabilities in Excess of Other Assets — (0.7)%		(3,796,923)
Net Assets — 100.0%		$ 539,904,136

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 10,249,883	$ 4,358,382	$ (14,746,439)	$ 885,651	$ (747,477)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	14,933,572	—	(4,193,083)(b)	927	(367)	10,741,049	10,735,681	46,961 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	77,527,502	—	(33,958,035)(b)	—	—	43,569,467	43,569,467	1,736,220	—
BlackRock Diversified Fixed Income Fund, Class K	86,182,468	86,887,721	(50,336,989)	(2,936,396)	5,251,235	125,048,039	13,204,650	6,237,423	875,240
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(4,845)	—
BlackRock Real Estate Securities Fund	6,176,188	1,177,274	(1,083,156)	1,083,156	(4,623)	7,348,839	495,539	(872,884)	—
BlackRock Tactical Opportunities Fund, Class K	14,948,295	10,727,367	—	—	1,341,298	27,016,960	1,704,540	—	—
Diversified Equity Master Portfolio	118,565,440	23,695,684 (b)(d)	—	7,366,956	14,682,027	164,310,107	$164,310,107	2,516,462	—
International Tilts Master Portfolio	28,843,081	14,751,527 (b)(d)	—	3,626,504	6,821,019	54,042,131	$54,042,131	952,586	—
iShares 0-5 Year TIPS Bond ETF	34,164,062	9,529,579	—	—	603,959	44,297,600	432,636	1,670,554	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	19,675,355	—	—	439,723	20,115,078	388,547	599,674	—
iShares Core MSCI Emerging Markets ETF	—	24,079,419	—	—	5,042,167	29,121,586	433,228	800,866	—
iShares Global Infrastructure ETF	6,359,691	1,061,694	—	—	1,123,609	8,544,994	139,260	258,295	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,271,103	—	(7,274,026)	(837,587)	861,226	20,716	188	113,076	—
iShares MSCI Canada ETF	—	923,961	—	—	284,664	1,208,625	22,411	17,500	—
iShares MSCI EAFE Small-Cap ETF	7,330,095	2,185,480	(3,134,137)	291,951	1,642,479	8,315,868	107,260	274,250	—
				$ 9,481,162	$ 37,340,939	$ 543,701,059		$ 14,346,138	$ 875,240

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2030 Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	75	03/12/26	$ 16,345	$ 126,709
S&P/TSE 60 Index	23	03/19/26	6,240	15,889
10-Year U.S. Treasury Note	114	03/20/26	12,818	(83,019)
E-mini Russell 2000 Index	19	03/20/26	2,373	(109,949)
MSCI EAFE Index	20	03/20/26	2,902	7,933
MSCI Emerging Markets Index	3	03/20/26	212	3,260
S&P 500 E-Mini Index	14	03/20/26	4,825	(52,123)
U.S. Long Bond	134	03/20/26	15,490	(178,108)
2-Year U.S. Treasury Note	33	03/31/26	6,890	1,753
5-Year U.S. Treasury Note	146	03/31/26	15,958	(24,182)
				(291,837)
Short Contracts
Euro Stoxx 50 Index	82	03/20/26	5,629	(22,012)
Micro E-mini S&P 500 Index	167	03/20/26	5,755	39,282
NASDAQ 100 E-Mini Index	32	03/20/26	16,292	327,782
Ultra U.S. Treasury Bond	186	03/20/26	21,948	359,179
				704,231
				$ 412,394
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,750,197	USD	15,726,027	JPMorgan Chase Bank N.A.	03/18/26	$ 124,983
CAD	11,495,116	USD	8,283,792	Morgan Stanley & Co. International PLC	03/18/26	118,490
CAD	14,865,950	USD	10,712,937	Morgan Stanley & Co. International PLC	03/18/26	153,236
EUR	17,502,284	USD	20,529,479	Barclays Bank PLC	03/18/26	108,561
USD	920,523	EUR	777,000	Barclays Bank PLC	03/18/26	4,314
USD	1,036,373	JPY	159,054,000	Barclays Bank PLC	03/18/26	14,657
						524,241
JPY	133,558,000	EUR	728,197	Barclays Bank PLC	03/18/26	(725)
JPY	3,226,411,257	EUR	17,951,085	Barclays Bank PLC	03/18/26	(441,729)
JPY	133,558,000	USD	860,432	Barclays Bank PLC	03/18/26	(2,494)
JPY	3,226,410,722	USD	21,022,838	Barclays Bank PLC	03/18/26	(297,322)
USD	11,730	EUR	10,000	Barclays Bank PLC	03/18/26	(62)
						(742,332)
						$ (218,091)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 520,855	$ —	$ 360,932	$ —	$ 881,787
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	524,241	—	—	524,241
	$ —	$ —	$ 520,855	$ 524,241	$ 360,932	$ —	$ 1,406,028
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 184,084	$ —	$ 285,309	$ —	$ 469,393
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	742,332	—	—	742,332
	$ —	$ —	$ 184,084	$ 742,332	$ 285,309	$ —	$ 1,211,725

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,295,001	$ —	$ 111,528	$ —	$ 3,406,529
Forward foreign currency exchange contracts	—	—	—	(3,881,375)	—	—	(3,881,375)
Swaps	—	—	(231,939)	—	—	—	(231,939)
	$ —	$ —	$ 3,063,062	$ (3,881,375)	$ 111,528	$ —	$ (706,785)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,448,864	$ —	$ 261,333	$ —	$ 1,710,197
Forward foreign currency exchange contracts	—	—	—	593,794	—	—	593,794
Swaps	—	—	118,543	—	—	—	118,543
	$ —	$ —	$ 1,567,407	$ 593,794	$ 261,333	$ —	$ 2,422,534
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$82,654,406
Average notional value of contracts — short	46,306,008
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	20,700,438
Average amounts sold — in USD	80,037,461
Total return swaps:
Average notional value	1,085,178
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 244,168	$ 189,455
Forward foreign currency exchange contracts	524,241	742,332
Total derivative assets and liabilities in the Statements of Assets and Liabilities	768,409	931,787
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(244,168)	(189,455)
Total derivative assets and liabilities subject to an MNA	$ 524,241	$ 742,332
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 127,532	$ (127,532)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	124,983	—	—	—	124,983
Morgan Stanley & Co. International PLC	271,726	—	—	—	271,726
	$ 524,241	$ (127,532)	$ —	$ —	$ 396,709

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 742,332	$ (127,532)	$ —	$ —	$ 614,800

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 81,556,872	$ —	$ —	$ 81,556,872
Fixed-Income Funds	189,481,433	—	—	189,481,433
Money Market Funds	54,310,516	—	—	54,310,516
	$325,348,821	$—	$—	325,348,821
Investments Valued at NAV(a)				218,352,238
				$ 543,701,059
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 394,146	$ 126,709	$ —	$ 520,855
Foreign Currency Exchange Contracts	—	524,241	—	524,241
Interest Rate Contracts	360,932	—	—	360,932

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ (184,084)	$ —	$ —	$ (184,084)
Foreign Currency Exchange Contracts	—	(742,332)	—	(742,332)
Interest Rate Contracts	(285,309)	—	—	(285,309)
	$285,685	$(91,382)	$—	$194,303

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 65.2%
BlackRock Real Estate Securities Fund	616,024	$ 9,135,640
BlackRock Tactical Opportunities Fund, Class K	1,412,190	22,383,210
Diversified Equity Master Portfolio	$162,120,532	162,120,532
International Tilts Master Portfolio	$56,613,839	56,613,839
iShares Core MSCI Emerging Markets ETF(b)	436,992	29,374,602
iShares Global Infrastructure ETF	125,268	7,686,444
iShares MSCI Canada ETF(b)	46,683	2,517,614
iShares MSCI EAFE Small-Cap ETF(b)	113,267	8,781,591
iShares Russell 2000 ETF(b)	1,828	449,980
		299,063,452
Fixed-Income Funds — 25.5%
BlackRock Diversified Fixed Income Fund, Class K	9,926,818	94,006,963
iShares 0-5 Year TIPS Bond ETF	18,228	1,866,365
iShares Broad USD Investment Grade Corporate Bond ETF	406,282	21,033,219
		116,906,547

Security	Shares	Value
Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	26,497,634	$ 26,510,883
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	36,634,040	36,634,040
		63,144,923
Total Investments — 104.5% (Cost: $423,939,833)		479,114,922
Liabilities in Excess of Other Assets — (4.5)%		(20,454,574)
Net Assets — 100.0%		$ 458,660,348

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 5,533,412	$ 9,051,529	$ (14,524,271)	$ 137,232	$ (197,902)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,212,598	18,298,441 (b)	—	(449)	293	26,510,883	26,497,634	40,985 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	99,536,975	—	(62,902,935)(b)	—	—	36,634,040	36,634,040	1,811,445	—
BlackRock Diversified Fixed Income Fund, Class K	30,754,257	72,312,278	(10,399,182)	(606,755)	1,946,365	94,006,963	9,926,818	3,986,904	657,977
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(2,891)	—
BlackRock Real Estate Securities Fund	6,865,805	2,975,294	(1,071,638)	313,445	52,734	9,135,640	616,024	(128,342)	—
BlackRock Tactical Opportunities Fund, Class K	7,444,818	13,949,675	—	—	988,717	22,383,210	1,412,190	—	—
Diversified Equity Master Portfolio	98,399,869	43,071,240 (b)(d)	—	2,638,612	18,010,811	162,120,532	$162,120,532	2,344,921	—
International Tilts Master Portfolio	17,465,551	30,160,488 (b)(d)	—	2,469,801	6,517,999	56,613,839	$56,613,839	825,224	—
iShares 0-5 Year TIPS Bond ETF	1,702,655	1,363,700	(1,238,454)	26,106	12,358	1,866,365	18,228	70,384	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	20,595,091	—	—	438,128	21,033,219	406,282	624,278	—
iShares Core MSCI Emerging Markets ETF	—	24,463,741	—	—	4,910,861	29,374,602	436,992	788,754	—
iShares Global Infrastructure ETF	5,181,107	1,563,181	—	—	942,156	7,686,444	125,268	233,071	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,386,423	—	(4,400,342)	(305,415)	319,334	—	—	67,843	—
iShares MSCI Canada ETF	—	2,065,662	—	—	451,952	2,517,614	46,683	30,952	—
iShares MSCI EAFE Small-Cap ETF	5,468,411	13,761,395	(12,919,367)	601,621	1,869,531	8,781,591	113,267	272,873	—
iShares Russell 2000 ETF	—	405,996	—	—	43,984	449,980	1,828	2,777	—
				$ 5,274,198	$ 36,307,321	$ 479,114,922		$ 10,969,178	$ 657,977

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2035 Fund

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	60	03/12/26	$ 13,076	$ 101,183
S&P/TSE 60 Index	22	03/19/26	5,969	15,187
10-Year U.S. Treasury Note	49	03/20/26	5,509	(35,683)
E-mini Russell 2000 Index	37	03/20/26	4,621	(214,111)
MSCI EAFE Index	9	03/20/26	1,306	1,842
MSCI Emerging Markets Index	32	03/20/26	2,258	33,392
S&P 500 E-Mini Index	15	03/20/26	5,169	(44,498)
U.S. Long Bond	111	03/20/26	12,831	(147,537)
2-Year U.S. Treasury Note	9	03/31/26	1,879	478
5-Year U.S. Treasury Note	156	03/31/26	17,052	(25,839)
				(315,586)
Short Contracts
Euro Stoxx 50 Index	67	03/20/26	4,599	(17,949)
NASDAQ 100 E-Mini Index	27	03/20/26	13,747	276,567
Ultra U.S. Treasury Bond	197	03/20/26	23,246	360,698
				619,316
				$ 303,730
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	20,425,627	USD	13,524,686	JPMorgan Chase Bank N.A.	03/18/26	$ 107,488
CAD	8,164,099	USD	5,883,342	Morgan Stanley & Co. International PLC	03/18/26	84,155
CAD	12,284,570	USD	8,852,702	Morgan Stanley & Co. International PLC	03/18/26	126,628
EUR	15,032,584	USD	17,632,620	Barclays Bank PLC	03/18/26	93,242
USD	760,586	EUR	642,000	Barclays Bank PLC	03/18/26	3,564
USD	884,371	JPY	135,726,000	Barclays Bank PLC	03/18/26	12,507
						427,584
JPY	2,683,897,103	EUR	14,932,648	Barclays Bank PLC	03/18/26	(367,454)
JPY	120,305,000	EUR	663,006	Morgan Stanley & Co. International PLC	03/18/26	(8,987)
JPY	2,683,897,643	USD	17,487,899	Barclays Bank PLC	03/18/26	(247,328)
JPY	120,305,000	USD	781,608	Morgan Stanley & Co. International PLC	03/18/26	(8,804)
USD	11,730	EUR	10,000	Barclays Bank PLC	03/18/26	(62)
						(632,635)
						$ (205,051)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 428,171	$ —	$ 361,176	$ —	$ 789,347
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	427,584	—	—	427,584
	$ —	$ —	$ 428,171	$ 427,584	$ 361,176	$ —	$ 1,216,931
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 276,558	$ —	$ 209,059	$ —	$ 485,617
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	632,635	—	—	632,635
	$ —	$ —	$ 276,558	$ 632,635	$ 209,059	$ —	$ 1,118,252

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,366,754	$ —	$ (325,151)	$ —	$ 4,041,603
Forward foreign currency exchange contracts	—	—	—	(3,093,346)	—	—	(3,093,346)
Swaps	—	—	(158,052)	—	—	—	(158,052)
	$ —	$ —	$ 4,208,702	$ (3,093,346)	$ (325,151)	$ —	$ 790,205
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,818,884	$ —	$ 466,134	$ —	$ 2,285,018
Forward foreign currency exchange contracts	—	—	—	394,673	—	—	394,673
Swaps	—	—	75,193	—	—	—	75,193
	$ —	$ —	$ 1,894,077	$ 394,673	$ 466,134	$ —	$ 2,754,884
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$66,497,160
Average notional value of contracts — short	36,753,921
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	16,658,646
Average amounts sold — in USD	64,049,681
Total return swaps:
Average notional value	718,820
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 199,401	$ 202,958
Forward foreign currency exchange contracts	427,584	632,635
Total derivative assets and liabilities in the Statements of Assets and Liabilities	626,985	835,593
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(199,401)	(202,958)
Total derivative assets and liabilities subject to an MNA	$ 427,584	$ 632,635
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 109,313	$ (109,313)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	107,488	—	—	—	107,488
Morgan Stanley & Co. International PLC	210,783	(17,791)	—	—	192,992
	$ 427,584	$ (127,104)	$ —	$ —	$ 300,480

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 614,844	$ (109,313)	$ —	$ —	$ 505,531
Morgan Stanley & Co. International PLC	17,791	(17,791)	—	—	—
	$ 632,635	$ (127,104)	$ —	$ —	$ 505,531

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 80,329,081	$ —	$ —	$ 80,329,081
Fixed-Income Funds	116,906,547	—	—	116,906,547
Money Market Funds	63,144,923	—	—	63,144,923
	$260,380,551	$—	$—	260,380,551
Investments Valued at NAV(a)				218,734,371
				$ 479,114,922
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 326,988	$ 101,183	$ —	$ 428,171
Foreign Currency Exchange Contracts	—	427,584	—	427,584
Interest Rate Contracts	361,176	—	—	361,176
Liabilities
Equity Contracts	(276,558)	—	—	(276,558)
Foreign Currency Exchange Contracts	—	(632,635)	—	(632,635)
Interest Rate Contracts	(209,059)	—	—	(209,059)
	$202,547	$(103,868)	$—	$98,679

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 73.0%
BlackRock Real Estate Securities Fund	1,083,726	$ 16,071,650
BlackRock Tactical Opportunities Fund, Class K	1,709,493	27,095,460
Diversified Equity Master Portfolio	$212,774,287	212,774,287
International Tilts Master Portfolio	$85,476,111	85,476,111
iShares Core MSCI Emerging Markets ETF(b)	635,262	42,702,312
iShares Global Infrastructure ETF(b)	173,401	10,639,885
iShares MSCI Canada ETF(b)	47,257	2,548,570
iShares MSCI EAFE Small-Cap ETF(b)	158,773	12,309,671
		409,617,946
Fixed-Income Funds — 19.8%
BlackRock Diversified Fixed Income Fund, Class K	9,019,621	85,415,811
iShares 0-5 Year TIPS Bond ETF	12,450	1,274,756
iShares Broad USD Investment Grade Corporate Bond ETF(b)	476,835	24,685,748
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	153	16,859
		111,393,174

Security	Shares	Value
Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	24,600,772	$ 24,613,072
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	36,220,176	36,220,176
		60,833,248
Total Investments — 103.6% (Cost: $483,490,953)		581,844,368
Liabilities in Excess of Other Assets — (3.6)%		(20,311,408)
Net Assets — 100.0%		$ 561,532,960

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 12,468,325	$ 13,363,827	$ (25,837,436)	$ 1,209,997	$ (1,204,713)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	25,019,550	—	(408,243)(b)	2,121	(356)	24,613,072	24,600,772	74,011 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	96,316,721	—	(60,096,545)(b)	—	—	36,220,176	36,220,176	1,806,643	—
BlackRock Diversified Fixed Income Fund, Class K	23,654,521	61,886,125	(1,315,655)	(77,208)	1,268,028	85,415,811	9,019,621	3,608,583	597,845
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(4,887)	—
BlackRock Real Estate Securities Fund	12,251,327	3,854,694	(299,543)	299,543	(34,371)	16,071,650	1,083,726	133,151	—
BlackRock Tactical Opportunities Fund, Class K	14,506,415	11,233,163	—	—	1,355,882	27,095,460	1,709,493	—	—
Diversified Equity Master Portfolio	168,798,035	17,325,584 (b)(d)	—	9,982,739	16,667,929	212,774,287	$212,774,287	3,317,979	—
International Tilts Master Portfolio	39,157,999	30,899,387 (b)(d)	—	5,025,867	10,392,858	85,476,111	$85,476,111	1,406,249	—
iShares 0-5 Year TIPS Bond ETF	2,056,465	—	(827,085)	19,190	26,186	1,274,756	12,450	59,548	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	24,152,680	—	—	533,068	24,685,748	476,835	742,170	—
iShares Core MSCI Emerging Markets ETF	—	35,308,751	—	—	7,393,561	42,702,312	635,262	1,174,347	—
iShares Global Infrastructure ETF	7,888,641	1,356,844	—	—	1,394,400	10,639,885	173,401	321,050	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,631,159	—	(12,654,841)	(928,094)	968,635	16,859	153	195,862	—
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2040 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI Canada ETF	$ 1,007,903	$ 945,342	$ —	$ —	$ 595,325	$ 2,548,570	47,257	$ 36,901	$ —
iShares MSCI EAFE Small-Cap ETF	11,357,516	13,620,787	(15,993,184)	1,306,612	2,017,940	12,309,671	158,773	405,962	—
				$ 16,840,767	$ 41,374,372	$ 581,844,368		$ 13,277,569	$ 597,845

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	76	03/12/26	$ 16,563	$ 128,367
S&P/TSE 60 Index	34	03/19/26	9,224	23,461
10-Year U.S. Treasury Note	59	03/20/26	6,634	(42,966)
E-mini Russell 2000 Index	73	03/20/26	9,118	(422,434)
Micro E-mini S&P 500 Index	586	03/20/26	20,195	(136,526)
MSCI EAFE Index	7	03/20/26	1,016	2,776
MSCI Emerging Markets Index	45	03/20/26	3,176	48,898
S&P 500 E-Mini Index	16	03/20/26	5,514	(59,569)
U.S. Long Bond	72	03/20/26	8,323	(95,700)
5-Year U.S. Treasury Note	36	03/31/26	3,935	(5,963)
				(559,656)
Short Contracts
Euro Stoxx 50 Index	85	03/20/26	5,835	(22,798)
NASDAQ 100 E-Mini Index	34	03/20/26	17,311	348,269
Ultra U.S. Treasury Bond	239	03/20/26	28,202	436,146
				761,617
				$ 201,961
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	25,572,231	USD	16,932,473	JPMorgan Chase Bank N.A.	03/18/26	$ 134,571
CAD	15,380,543	USD	11,083,771	Morgan Stanley & Co. International PLC	03/18/26	158,541
CAD	17,747,945	USD	12,789,806	Morgan Stanley & Co. International PLC	03/18/26	182,944
EUR	18,736,158	USD	21,976,764	Barclays Bank PLC	03/18/26	116,215
USD	966,727	EUR	816,000	Barclays Bank PLC	03/18/26	4,530
USD	1,105,461	JPY	169,657,000	Barclays Bank PLC	03/18/26	15,634
						612,435
JPY	3,423,158,371	EUR	19,045,745	Barclays Bank PLC	03/18/26	(468,666)
JPY	3,423,157,852	USD	22,304,815	Barclays Bank PLC	03/18/26	(315,453)
USD	11,730	EUR	10,000	Barclays Bank PLC	03/18/26	(62)
						(784,181)
						$ (171,746)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 551,771	$ —	$ 436,146	$ —	$ 987,917
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	612,435	—	—	612,435
	$ —	$ —	$ 551,771	$ 612,435	$ 436,146	$ —	$ 1,600,352
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 641,327	$ —	$ 144,629	$ —	$ 785,956
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	784,181	—	—	784,181
	$ —	$ —	$ 641,327	$ 784,181	$ 144,629	$ —	$ 1,570,137

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 9,079,270	$ —	$ (691,245)	$ —	$ 8,388,025
Forward foreign currency exchange contracts	—	—	—	(4,144,107)	—	—	(4,144,107)
Swaps	—	—	(224,664)	—	—	—	(224,664)
	$ —	$ —	$ 8,854,606	$ (4,144,107)	$ (691,245)	$ —	$ 4,019,254
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,023,783	$ —	$ 477,326	$ —	$ 2,501,109
Forward foreign currency exchange contracts	—	—	—	724,392	—	—	724,392
Swaps	—	—	119,518	—	—	—	119,518
	$ —	$ —	$ 2,143,301	$ 724,392	$ 477,326	$ —	$ 3,345,019
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$78,517,187
Average notional value of contracts — short	47,203,068
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	21,531,197
Average amounts sold — in USD	85,818,241
Total return swaps:
Average notional value	926,356
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 239,022	$ 409,192
Forward foreign currency exchange contracts	612,435	784,181
Total derivative assets and liabilities in the Statements of Assets and Liabilities	851,457	1,193,373
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(239,022)	(409,192)
Total derivative assets and liabilities subject to an MNA	$ 612,435	$ 784,181
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$ 136,379	$ (136,379)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	134,571	—	—	—	134,571
Morgan Stanley & Co. International PLC	341,485	—	—	—	341,485
	$ 612,435	$ (136,379)	$ —	$ —	$ 476,056

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$ 784,181	$ (136,379)	$ —	$ —	$ 647,802
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 111,367,548	$ —	$ —	$ 111,367,548
Fixed-Income Funds	111,393,174	—	—	111,393,174
Money Market Funds	60,833,248	—	—	60,833,248
	$283,593,970	$—	$—	283,593,970
Investments Valued at NAV(a)				298,250,398
				$ 581,844,368
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 423,404	$ 128,367	$ —	$ 551,771
Foreign Currency Exchange Contracts	—	612,435	—	612,435
Interest Rate Contracts	436,146	—	—	436,146
Liabilities
Equity Contracts	(641,327)	—	—	(641,327)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (784,181)	$ —	$ (784,181)
Interest Rate Contracts	(144,629)	—	—	(144,629)
	$73,594	$(43,379)	$—	$30,215

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 78.4%
BlackRock Real Estate Securities Fund	871,833	$ 12,929,278
BlackRock Tactical Opportunities Fund, Class K	1,205,853	19,112,763
Diversified Equity Master Portfolio	$157,567,568	157,567,568
International Tilts Master Portfolio	$57,990,771	57,990,771
iShares Core MSCI Emerging Markets ETF(b)	517,619	34,794,349
iShares Core MSCI International Developed Markets ETF(b)	143,871	11,866,480
iShares Global Infrastructure ETF(b)	28,584	1,753,914
iShares MSCI Canada ETF(b)	41,080	2,215,444
iShares MSCI EAFE Small-Cap ETF(b)	107,856	8,362,076
		306,592,643
Fixed-Income Funds — 12.6%
BlackRock Diversified Fixed Income Fund, Class K	3,461,000	32,775,670
iShares 0-5 Year TIPS Bond ETF	230	23,550
iShares Broad USD Investment Grade Corporate Bond ETF	320,568	16,595,805
		49,395,025

Security	Shares	Value
Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	33,379,362	$ 33,396,052
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	30,123,888	30,123,888
		63,519,940
Total Investments — 107.3% (Cost: $365,560,576)		419,507,608
Liabilities in Excess of Other Assets — (7.3)%		(28,703,587)
Net Assets — 100.0%		$ 390,804,021

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 4,085,783	$ 14,756,914	$ (18,634,878)	$ 13,619	$ (221,438)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	9,307,503	24,086,613 (b)	—	2,077	(141)	33,396,052	33,379,362	49,939 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	71,317,071	—	(41,193,183)(b)	—	—	30,123,888	30,123,888	1,260,671	—
BlackRock Diversified Fixed Income Fund, Class K	1,741,986	35,677,438	(5,140,965)	4,571	492,640	32,775,670	3,461,000	1,349,745	229,404
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(2,447)	—
BlackRock Real Estate Securities Fund	8,684,176	4,828,704	(621,399)	(34,025)	71,822	12,929,278	871,833	314,844	—
BlackRock Tactical Opportunities Fund, Class K	6,305,429	11,994,508	—	—	812,826	19,112,763	1,205,853	—	—
Diversified Equity Master Portfolio	108,638,561	30,724,158 (b)(d)	—	3,133,469	15,071,380	157,567,568	$157,567,568	2,319,986	—
International Tilts Master Portfolio	20,641,748	27,849,214 (b)(d)	—	2,709,761	6,790,048	57,990,771	$57,990,771	862,979	—
iShares 0-5 Year TIPS Bond ETF	23,138	—	—	—	412	23,550	230	968	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	16,260,796	—	—	335,009	16,595,805	320,568	489,179	—
iShares Core MSCI Emerging Markets ETF	—	29,065,765	—	—	5,728,584	34,794,349	517,619	920,447	—
iShares Core MSCI International Developed Markets ETF	—	10,563,574	—	—	1,302,906	11,866,480	143,871	380,333	—
iShares Global Infrastructure ETF	752,897	855,874	—	—	145,143	1,753,914	28,584	42,622	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,922,012	—	(4,937,631)	(342,706)	358,325	—	—	76,126	—

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2045 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI Canada ETF	$ 519,951	$ 2,654,591	$ (1,396,740)	$ 43,163	$ 394,479	$ 2,215,444	41,080	$ 32,077	$ —
iShares MSCI EAFE Small-Cap ETF	4,621,617	18,412,362	(17,320,549)	961,442	1,687,204	8,362,076	107,856	260,889	—
				$ 6,491,371	$ 32,969,199	$ 419,507,608		$ 8,358,358	$ 229,404

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	53	03/12/26	$ 11,550	$ 89,451
S&P/TSE 60 Index	24	03/19/26	6,511	16,574
E-mini Russell 2000 Index	77	03/20/26	9,617	(445,581)
Micro E-mini S&P 500 Index	712	03/20/26	24,537	(166,024)
MSCI EAFE Index	21	03/20/26	3,047	9,977
MSCI Emerging Markets Index	39	03/20/26	2,752	43,957
S&P 500 E-Mini Index	11	03/20/26	3,791	(40,954)
				(492,600)
Short Contracts
Euro Stoxx 50 Index	57	03/20/26	3,913	(15,265)
NASDAQ 100 E-Mini Index	22	03/20/26	11,201	225,350
Ultra U.S. Treasury Bond	122	03/20/26	14,396	222,339
				432,424
				$ (60,176)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	17,447,514	USD	11,552,749	JPMorgan Chase Bank N.A.	03/18/26	$ 91,816
CAD	9,510,995	USD	6,853,964	Morgan Stanley & Co. International PLC	03/18/26	98,038
CAD	10,622,158	USD	7,654,708	Morgan Stanley & Co. International PLC	03/18/26	109,492
EUR	12,808,378	USD	15,023,715	Barclays Bank PLC	03/18/26	79,446
USD	649,223	EUR	548,000	Barclays Bank PLC	03/18/26	3,042
USD	732,376	JPY	112,399,000	Barclays Bank PLC	03/18/26	10,358
						392,192
JPY	2,387,976,148	EUR	13,286,205	Barclays Bank PLC	03/18/26	(326,939)
JPY	2,387,975,653	USD	15,559,713	Barclays Bank PLC	03/18/26	(220,058)
USD	11,730	EUR	10,000	Barclays Bank PLC	03/18/26	(62)
						(547,059)
						$ (154,867)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 385,309	$ —	$ 222,339	$ —	$ 607,648
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	392,192	—	—	392,192
	$ —	$ —	$ 385,309	$ 392,192	$ 222,339	$ —	$ 999,840
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 667,824	$ —	$ —	$ —	$ 667,824
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	547,059	—	—	547,059
	$ —	$ —	$ 667,824	$ 547,059	$ —	$ —	$ 1,214,883

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 9,264,068	$ —	$ (640,329)	$ —	$ 8,623,739
Forward foreign currency exchange contracts	—	—	—	(2,701,291)	—	—	(2,701,291)
Swaps	—	—	(151,331)	—	—	—	(151,331)
	$ —	$ —	$ 9,112,737	$ (2,701,291)	$ (640,329)	$ —	$ 5,771,117
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,760,562	$ —	$ 191,973	$ —	$ 1,952,535
Forward foreign currency exchange contracts	—	—	—	357,728	—	—	357,728
Swaps	—	—	80,506	—	—	—	80,506
	$ —	$ —	$ 1,841,068	$ 357,728	$ 191,973	$ —	$ 2,390,769
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$54,370,832
Average notional value of contracts — short	28,700,716
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	13,781,295
Average amounts sold — in USD	55,538,275
Total return swaps:
Average notional value	623,985
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 149,051	$ 389,239
Forward foreign currency exchange contracts	392,192	547,059
Total derivative assets and liabilities in the Statements of Assets and Liabilities	541,243	936,298
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(149,051)	(389,239)
Total derivative assets and liabilities subject to an MNA	$ 392,192	$ 547,059
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 92,846	$ (92,846)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	91,816	—	—	—	91,816
Morgan Stanley & Co. International PLC	207,530	—	—	—	207,530
	$ 392,192	$ (92,846)	$ —	$ —	$ 299,346

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 547,059	$ (92,846)	$ —	$ —	$ 454,213

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 91,034,304	$ —	$ —	$ 91,034,304
Fixed-Income Funds	49,395,025	—	—	49,395,025
Money Market Funds	63,519,940	—	—	63,519,940
	$203,949,269	$—	$—	203,949,269
Investments Valued at NAV(a)				215,558,339
				$ 419,507,608
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 295,858	$ 89,451	$ —	$ 385,309
Foreign Currency Exchange Contracts	—	392,192	—	392,192
Interest Rate Contracts	222,339	—	—	222,339
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ (667,824)	$ —	$ —	$ (667,824)
Foreign Currency Exchange Contracts	—	(547,059)	—	(547,059)
	$(149,627)	$(65,416)	$—	$(215,043)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 86.0%
BlackRock Real Estate Securities Fund	601,188	$ 8,915,619
BlackRock Tactical Opportunities Fund, Class K	1,277,392	20,246,661
Diversified Equity Master Portfolio	$191,353,035	191,353,035
International Tilts Master Portfolio	$64,086,019	64,086,019
iShares Core MSCI Emerging Markets ETF(b)	645,408	43,384,326
iShares Core MSCI International Developed Markets ETF(b)	308,808	25,470,484
iShares MSCI Canada ETF(b)	51,080	2,754,744
iShares MSCI EAFE Small-Cap ETF(b)	123,953	9,610,076
		365,820,964
Fixed-Income Funds — 7.0%
BlackRock Diversified Fixed Income Fund, Class K	1,489,748	14,107,915
iShares Broad USD Investment Grade Corporate Bond ETF(b)	299,250	15,492,172
		29,600,087

Security	Shares	Value
Money Market Funds — 17.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	47,786,941	$ 47,810,834
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	26,276,162	26,276,162
		74,086,996
Total Investments — 110.4% (Cost: $388,105,764)		469,508,047
Liabilities in Excess of Other Assets — (10.4)%		(44,100,417)
Net Assets — 100.0%		$ 425,407,630

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 8,238,298	$ 18,037,179	$ (26,135,071)	$ 149,625	$ (290,031)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,355,438	39,458,983 (b)	—	(4,728)	1,141	47,810,834	47,786,941	65,178 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	67,080,148	—	(40,803,986)(b)	—	—	26,276,162	26,276,162	1,391,335	—
BlackRock Diversified Fixed Income Fund, Class K	104,181	13,960,667	—	—	43,067	14,107,915	1,489,748	429,440	98,745
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(2,940)	—
BlackRock Real Estate Securities Fund	4,747,954	4,816,882	(579,042)	(54,008)	(16,167)	8,915,619	601,188	220,841	—
BlackRock Tactical Opportunities Fund, Class K	8,565,747	10,742,977	—	—	937,937	20,246,661	1,277,392	—	—
Diversified Equity Master Portfolio	143,107,048	25,412,311 (b)(d)	—	4,721,771	18,111,905	191,353,035	$191,353,035	2,915,776	—
International Tilts Master Portfolio	26,864,425	26,170,191 (b)(d)	—	3,430,800	7,620,603	64,086,019	$64,086,019	1,006,462	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	15,169,324	—	—	322,848	15,492,172	299,250	461,248	—
iShares Core MSCI Emerging Markets ETF	—	36,143,002	—	—	7,241,324	43,384,326	645,408	1,163,664	—
iShares Core MSCI International Developed Markets ETF	—	22,687,529	—	—	2,782,955	25,470,484	308,808	813,143	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,099,130	—	(4,112,137)	(174,564)	187,571	—	—	63,399	—
iShares MSCI Canada ETF	2,150,730	2,220,479	(2,240,289)	62,497	561,327	2,754,744	51,080	36,319	—
iShares MSCI EAFE Small-Cap ETF	7,077,496	22,992,428	(23,684,801)	1,346,406	1,878,547	9,610,076	123,953	298,300	—
				$ 9,477,799	$ 39,383,027	$ 469,508,047		$ 8,862,165	$ 98,745

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	57	03/12/26	$ 12,422	$ 96,206
S&P/TSE 60 Index	25	03/19/26	6,783	17,263
E-mini Russell 2000 Index	115	03/20/26	14,364	(665,479)
Micro E-mini S&P 500 Index	821	03/20/26	28,294	(191,516)
MSCI EAFE Index	13	03/20/26	1,886	6,663
MSCI Emerging Markets Index	44	03/20/26	3,105	46,930
S&P 500 E-Mini Index	22	03/20/26	7,582	(59,610)
				(749,543)
Short Contracts
Euro Stoxx 50 Index	63	03/20/26	4,325	(16,897)
NASDAQ 100 E-Mini Index	25	03/20/26	12,728	256,080
Ultra U.S. Treasury Bond	79	03/20/26	9,322	139,838
				379,021
				$ (370,522)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	19,053,865	USD	12,616,383	JPMorgan Chase Bank N.A.	03/18/26	$ 100,269
CAD	9,564,444	USD	6,892,481	Morgan Stanley & Co. International PLC	03/18/26	98,589
CAD	11,737,770	USD	8,458,658	Morgan Stanley & Co. International PLC	03/18/26	120,991
EUR	14,423,264	USD	16,917,912	Barclays Bank PLC	03/18/26	89,463
						409,312
JPY	123,436,000	EUR	673,009	Barclays Bank PLC	03/18/26	(670)
JPY	2,561,893,764	EUR	14,253,847	Barclays Bank PLC	03/18/26	(350,750)
JPY	123,435,000	USD	795,215	Barclays Bank PLC	03/18/26	(2,305)
JPY	2,561,893,987	USD	16,692,941	Barclays Bank PLC	03/18/26	(236,085)
USD	241,630	EUR	206,000	Barclays Bank PLC	03/18/26	(1,278)
						(591,088)
						$ (181,776)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 423,142	$ —	$ 139,838	$ —	$ 562,980
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	409,312	—	—	409,312
	$ —	$ —	$ 423,142	$ 409,312	$ 139,838	$ —	$ 972,292

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 933,502	$ —	$ —	$ —	$ 933,502
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	591,088	—	—	591,088
	$ —	$ —	$ 933,502	$ 591,088	$ —	$ —	$ 1,524,590

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 11,055,414	$ —	$ (265,348)	$ —	$ 10,790,066
Forward foreign currency exchange contracts	—	—	—	(2,991,357)	—	—	(2,991,357)
Swaps	—	—	(157,969)	—	—	—	(157,969)
	$ —	$ —	$ 10,897,445	$ (2,991,357)	$ (265,348)	$ —	$ 7,640,740
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,132,705	$ —	$ 278,474	$ —	$ 2,411,179
Forward foreign currency exchange contracts	—	—	—	401,916	—	—	401,916
Swaps	—	—	80,240	—	—	—	80,240
	$ —	$ —	$ 2,212,945	$ 401,916	$ 278,474	$ —	$ 2,893,335
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$67,835,604
Average notional value of contracts — short	20,213,617
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	15,031,523
Average amounts sold — in USD	60,997,313
Total return swaps:
Average notional value	752,312
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 145,180	$ 481,156
Forward foreign currency exchange contracts	409,312	591,088
Total derivative assets and liabilities in the Statements of Assets and Liabilities	554,492	1,072,244
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(145,180)	(481,156)
Total derivative assets and liabilities subject to an MNA	$ 409,312	$ 591,088
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2050 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 89,463	$ (89,463)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	100,269	—	—	—	100,269
Morgan Stanley & Co. International PLC	219,580	—	—	—	219,580
	$ 409,312	$ (89,463)	$ —	$ —	$ 319,849

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 591,088	$ (89,463)	$ —	$ —	$ 501,625

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 110,381,910	$ —	$ —	$ 110,381,910
Fixed-Income Funds	29,600,087	—	—	29,600,087
Money Market Funds	74,086,996	—	—	74,086,996
	$214,068,993	$—	$—	214,068,993
Investments Valued at NAV(a)				255,439,054
				$ 469,508,047
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 326,936	$ 96,206	$ —	$ 423,142
Foreign Currency Exchange Contracts	—	409,312	—	409,312
Interest Rate Contracts	139,838	—	—	139,838
Liabilities
Equity Contracts	(933,502)	—	—	(933,502)
Foreign Currency Exchange Contracts	—	(591,088)	—	(591,088)
	$(466,728)	$(85,570)	$—	$(552,298)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 92.2%
BlackRock Real Estate Securities Fund	170,266	$ 2,525,050
BlackRock Tactical Opportunities Fund, Class K	993,278	15,743,458
Diversified Equity Master Portfolio	$158,747,294	158,747,294
International Tilts Master Portfolio	$47,716,194	47,716,194
iShares Core MSCI Emerging Markets ETF(b)	502,200	33,757,884
iShares Core MSCI International Developed Markets ETF(b)	287,248	23,692,215
iShares MSCI Canada ETF(b)	46,527	2,509,201
iShares MSCI EAFE Small-Cap ETF(b)	93,478	7,247,349
iShares Russell 2000 ETF(b)	10,793	2,656,805
		294,595,450
Fixed-Income Funds — 2.9%
BlackRock Diversified Fixed Income Fund, Class K	496,555	4,702,373
iShares Broad USD Investment Grade Corporate Bond ETF(b)	88,288	4,570,670
		9,273,043

Security	Shares	Value
Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	24,987,561	$ 25,000,055
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	13,222,370	13,222,370
		38,222,425
Total Investments — 107.1% (Cost: $290,202,584)		342,090,918
Liabilities in Excess of Other Assets — (7.1)%		(22,742,162)
Net Assets — 100.0%		$ 319,348,756

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 4,143,199	$ 15,738,957	$ (19,655,775)	$ (20,526)	$ (205,855)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	2,916,275	22,086,113 (b)	—	(2,829)	496	25,000,055	24,987,561	37,670 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	51,026,442	—	(37,804,072)(b)	—	—	13,222,370	13,222,370	865,215	—
BlackRock Diversified Fixed Income Fund, Class K	68,114	4,621,611	—	—	12,648	4,702,373	496,555	138,421	32,913
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(1,913)	—
BlackRock Real Estate Securities Fund	1,389,725	1,660,223	(490,528)	(33,072)	(1,298)	2,525,050	170,266	61,680	—
BlackRock Tactical Opportunities Fund, Class K	4,741,036	10,329,851	—	—	672,571	15,743,458	993,278	—	—
Diversified Equity Master Portfolio	103,027,587	36,860,133 (b)(d)	—	1,198,632	17,660,942	158,747,294	$158,747,294	2,317,844	—
International Tilts Master Portfolio	18,683,163	20,976,884 (b)(d)	—	2,299,937	5,756,210	47,716,194	$47,716,194	730,245	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	4,492,663	—	—	78,007	4,570,670	88,288	126,748	—
iShares Core MSCI Emerging Markets ETF	—	28,161,961	—	—	5,595,923	33,757,884	502,200	898,319	—
iShares Core MSCI International Developed Markets ETF	—	21,168,948	—	—	2,523,267	23,692,215	287,248	751,304	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	456,100	—	(457,547)	(31,757)	33,204	—	—	7,054	—
iShares MSCI Canada ETF	1,770,903	2,481,297	(2,324,509)	72,217	509,293	2,509,201	46,527	32,397	—
iShares MSCI EAFE Small-Cap ETF	3,555,333	20,556,634	(19,443,003)	1,075,931	1,502,454	7,247,349	93,478	225,426	—
iShares Russell 2000 ETF	1,320,015	1,033,268	—	—	303,522	2,656,805	10,793	24,610	—
				$ 4,558,533	$ 34,441,384	$ 342,090,918		$ 6,215,020	$ 32,913

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2055 Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	44	03/12/26	$ 9,589	$ 74,201
S&P/TSE 60 Index	17	03/19/26	4,612	11,737
E-mini Russell 2000 Index	76	03/20/26	9,492	(439,795)
Micro E-mini S&P 500 Index	486	03/20/26	16,749	(113,225)
MSCI EAFE Index	2	03/20/26	290	1,091
MSCI Emerging Markets Index	67	03/20/26	4,728	71,702
S&P 500 E-Mini Index	13	03/20/26	4,480	(34,613)
				(428,902)
Short Contracts
Euro Stoxx 50 Index	47	03/20/26	3,226	(12,571)
NASDAQ 100 E-Mini Index	19	03/20/26	9,674	194,635
Ultra U.S. Treasury Bond	17	03/20/26	2,006	31,126
				213,190
				$ (215,712)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	14,440,168	USD	9,561,456	JPMorgan Chase Bank N.A.	03/18/26	$ 75,990
CAD	5,094,734	USD	3,671,448	Morgan Stanley & Co. International PLC	03/18/26	52,516
CAD	8,243,166	USD	5,940,321	Morgan Stanley & Co. International PLC	03/18/26	84,970
EUR	10,557,304	USD	12,383,295	Barclays Bank PLC	03/18/26	65,484
						278,960
JPY	1,903,583,642	EUR	10,591,146	Barclays Bank PLC	03/18/26	(260,621)
JPY	80,390,000	EUR	443,033	Morgan Stanley & Co. International PLC	03/18/26	(6,006)
JPY	1,903,584,283	USD	12,403,487	Barclays Bank PLC	03/18/26	(175,420)
JPY	80,390,000	USD	522,285	Morgan Stanley & Co. International PLC	03/18/26	(5,883)
USD	114,950	EUR	98,000	Barclays Bank PLC	03/18/26	(608)
						(448,538)
						$ (169,578)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 353,366	$ —	$ 31,126	$ —	$ 384,492
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	278,960	—	—	278,960
	$ —	$ —	$ 353,366	$ 278,960	$ 31,126	$ —	$ 663,452

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 600,204	$ —	$ —	$ —	$ 600,204
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	448,538	—	—	448,538
	$ —	$ —	$ 600,204	$ 448,538	$ —	$ —	$ 1,048,742

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 7,367,385	$ —	$ (117,457)	$ —	$ 7,249,928
Forward foreign currency exchange contracts	—	—	—	(2,165,113)	—	—	(2,165,113)
Swaps	—	—	(114,856)	—	—	—	(114,856)
	$ —	$ —	$ 7,252,529	$ (2,165,113)	$ (117,457)	$ —	$ 4,969,959
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,679,533	$ —	$ 112,135	$ —	$ 1,791,668
Forward foreign currency exchange contracts	—	—	—	230,639	—	—	230,639
Swaps	—	—	60,462	—	—	—	60,462
	$ —	$ —	$ 1,739,995	$ 230,639	$ 112,135	$ —	$ 2,082,769
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$46,496,060
Average notional value of contracts — short	9,880,153
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	11,184,083
Average amounts sold — in USD	44,311,725
Total return swaps:
Average notional value	475,548
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 89,878	$ 310,890
Forward foreign currency exchange contracts	278,960	448,538
Total derivative assets and liabilities in the Statements of Assets and Liabilities	368,838	759,428
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(89,878)	(310,890)
Total derivative assets and liabilities subject to an MNA	$ 278,960	$ 448,538
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2055 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 65,484	$ (65,484)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	75,990	—	—	—	75,990
Morgan Stanley & Co. International PLC	137,486	(11,889)	—	—	125,597
	$ 278,960	$ (77,373)	$ —	$ —	$ 201,587

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 436,649	$ (65,484)	$ —	$ —	$ 371,165
Morgan Stanley & Co. International PLC	11,889	(11,889)	—	—	—
	$ 448,538	$ (77,373)	$ —	$ —	$ 371,165

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 88,131,962	$ —	$ —	$ 88,131,962
Fixed-Income Funds	9,273,043	—	—	9,273,043
Money Market Funds	38,222,425	—	—	38,222,425
	$135,627,430	$—	$—	135,627,430
Investments Valued at NAV(a)				206,463,488
				$ 342,090,918
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 279,165	$ 74,201	$ —	$ 353,366
Foreign Currency Exchange Contracts	—	278,960	—	278,960
Interest Rate Contracts	31,126	—	—	31,126
Liabilities
Equity Contracts	(600,204)	—	—	(600,204)
Foreign Currency Exchange Contracts	—	(448,538)	—	(448,538)
	$(289,913)	$(95,377)	$—	$(385,290)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 91.6%
BlackRock Real Estate Securities Fund	72,770	$ 1,079,183
BlackRock Tactical Opportunities Fund, Class K	511,684	8,110,195
Diversified Equity Master Portfolio	$82,181,433	82,181,433
International Tilts Master Portfolio	$24,681,775	24,681,775
iShares Core MSCI Emerging Markets ETF(b)	250,556	16,842,374
iShares Core MSCI International Developed Markets ETF	146,938	12,119,446
iShares MSCI Canada ETF(b)	70,041	3,777,311
iShares MSCI EAFE Small-Cap ETF(b)	45,391	3,519,164
iShares Russell 2000 ETF(b)	6,115	1,505,268
		153,816,149
Fixed-Income Funds — 1.8%
BlackRock Diversified Fixed Income Fund, Class K	146,100	1,383,565
iShares Broad USD Investment Grade Corporate Bond ETF	29,962	1,551,133
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41	4,518
		2,939,216

Security	Shares	Value
Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	8,672,234	$ 8,676,570
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	10,183,727	10,183,727
		18,860,297
Total Investments — 104.6% (Cost: $149,381,967)		175,615,662
Liabilities in Excess of Other Assets — (4.6)%		(7,706,475)
Net Assets — 100.0%		$ 167,909,187

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 1,106,666	$ 7,376,494	$ (8,358,631)	$ (54,701)	$ (69,828)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	3,006,184	5,668,369 (b)	—	1,765	252	8,676,570	8,672,234	30,291 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,698,367	—	(10,514,640)(b)	—	—	10,183,727	10,183,727	428,094	—
BlackRock Diversified Fixed Income Fund, Class K	22,988	2,050,604	(690,308)	(4,948)	5,229	1,383,565	146,100	46,165	9,684
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(900)	—
BlackRock Real Estate Securities Fund	419,225	858,648	(193,857)	(4,431)	(402)	1,079,183	72,770	20,794	—
BlackRock Tactical Opportunities Fund, Class K	1,302,546	6,513,143	—	—	294,506	8,110,195	511,684	—	—
Diversified Equity Master Portfolio	42,609,411	30,202,682 (b)(d)	—	(2,132,169)	11,501,509	82,181,433	$82,181,433	1,115,670	—
International Tilts Master Portfolio	7,184,412	13,777,711 (b)(d)	—	912,282	2,807,370	24,681,775	$24,681,775	335,511	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	1,529,081	—	—	22,052	1,551,133	29,962	38,762	—
iShares Core MSCI Emerging Markets ETF	—	14,108,154	—	—	2,734,220	16,842,374	250,556	439,658	—
iShares Core MSCI International Developed Markets ETF	—	10,823,008	—	—	1,296,438	12,119,446	146,938	370,769	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	158,016	—	(154,124)	(6,892)	7,518	4,518	41	2,579	—
iShares MSCI Canada ETF	2,203,564	1,795,156	(1,096,774)	37,767	837,598	3,777,311	70,041	50,302	—
iShares MSCI EAFE ETF(a)	376,914	—	(408,848)	79,528	(47,594)	—	—	—	—
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2060 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Small-Cap ETF	$ 1,661,148	$ 11,187,031	$ (10,715,568)	$ 617,737	$ 768,816	$ 3,519,164	45,391	$ 108,351	$ —
iShares Russell 2000 ETF	576,264	766,962	—	—	162,042	1,505,268	6,115	12,334	—
				$ (554,062)	$ 20,319,726	$ 175,615,662		$ 2,998,380	$ 9,684

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	22	03/12/26	$ 4,794	$ 37,100
E-mini Russell 2000 Index	40	03/20/26	4,996	(231,471)
MSCI EAFE Index	15	03/20/26	2,177	6,630
MSCI Emerging Markets Index	42	03/20/26	2,964	45,944
S&P 500 E-Mini Index	40	03/20/26	13,785	(139,758)
				(281,555)
Short Contracts
Euro Stoxx 50 Index	24	03/20/26	1,647	(6,422)
NASDAQ 100 E-Mini Index	10	03/20/26	5,091	102,432
Ultra U.S. Treasury Bond	8	03/20/26	944	14,648
				110,658
				$ (170,897)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,294,837	USD	4,830,225	JPMorgan Chase Bank N.A.	03/18/26	$ 38,388
CAD	208,600	USD	150,325	Morgan Stanley & Co. International PLC	03/18/26	2,150
CAD	4,359,217	USD	3,141,408	Morgan Stanley & Co. International PLC	03/18/26	44,934
EUR	5,565,274	USD	6,527,844	Barclays Bank PLC	03/18/26	34,520
USD	274,854	EUR	232,000	Barclays Bank PLC	03/18/26	1,288
USD	304,004	JPY	46,656,000	Barclays Bank PLC	03/18/26	4,299
						125,579
JPY	987,692,384	EUR	5,495,316	Barclays Bank PLC	03/18/26	(135,225)
JPY	49,642,000	EUR	273,579	Morgan Stanley & Co. International PLC	03/18/26	(3,708)
JPY	987,691,749	USD	6,435,660	Barclays Bank PLC	03/18/26	(91,018)
JPY	49,643,000	USD	322,525	Morgan Stanley & Co. International PLC	03/18/26	(3,633)
USD	11,729	EUR	10,000	Barclays Bank PLC	03/18/26	(62)
						(233,646)
						$ (108,067)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 192,106	$ —	$ 14,648	$ —	$ 206,754
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	125,579	—	—	125,579
	$ —	$ —	$ 192,106	$ 125,579	$ 14,648	$ —	$ 332,333
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 377,651	$ —	$ —	$ —	$ 377,651
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	233,646	—	—	233,646
	$ —	$ —	$ 377,651	$ 233,646	$ —	$ —	$ 611,297

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,585,707	$ —	$ (56,369)	$ —	$ 3,529,338
Forward foreign currency exchange contracts	—	—	—	(1,053,709)	—	—	(1,053,709)
Swaps	—	—	(50,787)	—	—	—	(50,787)
	$ —	$ —	$ 3,534,920	$ (1,053,709)	$ (56,369)	$ —	$ 2,424,842
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 570,049	$ —	$ 40,273	$ —	$ 610,322
Forward foreign currency exchange contracts	—	—	—	33,162	—	—	33,162
Swaps	—	—	26,266	—	—	—	26,266
	$ —	$ —	$ 596,315	$ 33,162	$ 40,273	$ —	$ 669,750
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$22,981,164
Average notional value of contracts — short	4,861,822
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	5,665,969
Average amounts sold — in USD	20,388,035
Total return swaps:
Average notional value	246,650
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 46,936	$ 182,814
Forward foreign currency exchange contracts	125,579	233,646
Total derivative assets and liabilities in the Statements of Assets and Liabilities	172,515	416,460
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(46,936)	(182,814)
Total derivative assets and liabilities subject to an MNA	$ 125,579	$ 233,646
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 40,107	$ (40,107)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	38,388	—	—	—	38,388
Morgan Stanley & Co. International PLC	47,084	(7,341)	—	—	39,743
	$ 125,579	$ (47,448)	$ —	$ —	$ 78,131

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 226,305	$ (40,107)	$ —	$ —	$ 186,198
Morgan Stanley & Co. International PLC	7,341	(7,341)	—	—	—
	$ 233,646	$ (47,448)	$ —	$ —	$ 186,198

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 46,952,941	$ —	$ —	$ 46,952,941
Fixed-Income Funds	2,939,216	—	—	2,939,216
Money Market Funds	18,860,297	—	—	18,860,297
	$68,752,454	$—	$—	68,752,454
Investments Valued at NAV(a)				106,863,208
				$ 175,615,662

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 155,006	$ 37,100	$ —	$ 192,106
Foreign Currency Exchange Contracts	—	125,579	—	125,579
Interest Rate Contracts	14,648	—	—	14,648
Liabilities
Equity Contracts	(377,651)	—	—	(377,651)
Foreign Currency Exchange Contracts	—	(233,646)	—	(233,646)
	$(207,997)	$(70,967)	$—	$(278,964)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 87.4%
BlackRock Real Estate Securities Fund	18,974	$ 281,380
BlackRock Tactical Opportunities Fund, Class K	239,067	3,789,217
Diversified Equity Master Portfolio	$38,814,080	38,814,080
International Tilts Master Portfolio	$11,659,018	11,659,018
iShares Core MSCI Emerging Markets ETF(b)	121,038	8,136,174
iShares Core MSCI International Developed Markets ETF	70,991	5,855,338
iShares MSCI Canada ETF(b)	35,257	1,901,459
iShares MSCI EAFE Small-Cap ETF(b)	22,202	1,721,321
iShares Russell 2000 ETF(b)	3,273	805,682
		72,963,669
Fixed-Income Funds — 1.6%
BlackRock Diversified Fixed Income Fund, Class K	66,993	634,428
iShares Broad USD Investment Grade Corporate Bond ETF(b)	13,744	711,527
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	5	551
		1,346,506

Security	Shares	Value
Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	3,999,778	$ 4,001,778
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	8,373,510	8,373,510
		12,375,288
Total Investments — 103.8% (Cost: $74,439,038)		86,685,463
Liabilities in Excess of Other Assets — (3.8)%		(3,175,951)
Net Assets — 100.0%		$ 83,509,512

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 383,705	$ 3,446,937	$ (3,775,416)	$ (42,406)	$ (12,820)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	1,085,514	2,917,256 (b)	—	(1,085)	93	4,001,778	3,999,778	10,885 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,312,754	—	(939,244)(b)	—	—	8,373,510	8,373,510	213,844	—
BlackRock Diversified Fixed Income Fund, Class K	91,920	773,520	(232,454)	(2,750)	4,192	634,428	66,993	22,008	4,441
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(334)	—
BlackRock Real Estate Securities Fund	174,075	326,933	(218,166)	(3,147)	1,685	281,380	18,974	7,767	—
BlackRock Tactical Opportunities Fund, Class K	494,628	3,163,795	—	—	130,794	3,789,217	239,067	—	—
Diversified Equity Master Portfolio	18,058,639	16,510,013 (b)(d)	—	(1,808,873)	6,054,301	38,814,080	$38,814,080	500,668	—
International Tilts Master Portfolio	2,002,375	8,117,911 (b)(d)	—	329,599	1,209,133	11,659,018	$11,659,018	138,557	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	701,987	—	—	9,540	711,527	13,744	17,433	—
iShares Core MSCI Emerging Markets ETF	—	6,905,809	—	—	1,230,365	8,136,174	121,038	205,373	—
iShares Core MSCI International Developed Markets ETF	—	5,265,020	—	—	590,318	5,855,338	70,991	175,509	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	91,776	—	(91,531)	(4,503)	4,809	551	5	1,436	—
iShares MSCI Canada ETF	880,474	1,093,370	(441,950)	9,407	360,158	1,901,459	35,257	23,608	—
iShares MSCI EAFE ETF(a)	159,915	—	(173,463)	30,998	(17,450)	—	—	—	—
iShares MSCI EAFE Small-Cap ETF	650,268	6,354,758	(5,951,441)	350,923	316,813	1,721,321	22,202	50,874	—
iShares Russell 2000 ETF	353,315	339,433	—	—	112,934	805,682	3,273	7,592	—
				$ (1,141,837)	$ 9,994,865	$ 86,685,463		$ 1,375,220	$ 4,441

(a)	As of period end, the entity is no longer held.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2065 Fund

(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	11	03/12/26	$ 2,397	$ 18,582
E-mini Russell 2000 Index	20	03/20/26	2,498	(115,743)
Micro E-mini S&P 500 Index	153	03/20/26	5,273	(35,681)
MSCI EAFE Index	13	03/20/26	1,886	5,600
MSCI Emerging Markets Index	22	03/20/26	1,553	24,236
S&P 500 E-Mini Index	8	03/20/26	2,757	(25,202)
				(128,208)
Short Contracts
Euro Stoxx 50 Index	11	03/20/26	755	(2,936)
NASDAQ 100 E-Mini Index	5	03/20/26	2,546	51,216
				48,280
				$ (79,928)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,550,031	USD	2,350,628	JPMorgan Chase Bank N.A.	03/18/26	$ 18,682
CAD	170,000	USD	123,629	Barclays Bank PLC	03/18/26	631
CAD	367,000	USD	264,473	Morgan Stanley & Co. International PLC	03/18/26	3,783
CAD	2,052,151	USD	1,478,854	Morgan Stanley & Co. International PLC	03/18/26	21,153
EUR	2,718,366	USD	3,188,535	Barclays Bank PLC	03/18/26	16,862
USD	145,278	JPY	22,296,000	Barclays Bank PLC	03/18/26	2,055
						63,166
JPY	23,379,000	EUR	127,469	Barclays Bank PLC	03/18/26	(127)
JPY	473,752,386	EUR	2,635,860	Barclays Bank PLC	03/18/26	(64,862)
JPY	22,040,000	EUR	122,034	UBS AG	03/18/26	(2,319)
JPY	23,379,000	USD	150,617	Barclays Bank PLC	03/18/26	(437)
JPY	473,752,527	USD	3,086,905	Barclays Bank PLC	03/18/26	(43,657)
JPY	22,040,000	USD	142,839	UBS AG	03/18/26	(1,261)
USD	242,106	CAD	332,000	UBS AG	03/18/26	(567)
USD	11,730	EUR	10,000	Barclays Bank PLC	03/18/26	(62)
						(113,292)
						$ (50,126)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 99,634	$ —	$ —	$ —	$ 99,634
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	63,166	—	—	63,166
	$ —	$ —	$ 99,634	$ 63,166	$ —	$ —	$ 162,800
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 179,562	$ —	$ —	$ —	$ 179,562
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	113,292	—	—	113,292
	$ —	$ —	$ 179,562	$ 113,292	$ —	$ —	$ 292,854

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,693,043	$ —	$ 21,638	$ —	$ 1,714,681
Forward foreign currency exchange contracts	—	—	—	(483,036)	—	—	(483,036)
Swaps	—	—	(22,216)	—	—	—	(22,216)
	$ —	$ —	$ 1,670,827	$ (483,036)	$ 21,638	$ —	$ 1,209,429
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 273,482	$ —	$ 15,054	$ —	$ 288,536
Forward foreign currency exchange contracts	—	—	—	9,509	—	—	9,509
Swaps	—	—	11,510	—	—	—	11,510
	$ —	$ —	$ 284,992	$ 9,509	$ 15,054	$ —	$ 309,555
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,193,636
Average notional value of contracts — short	1,975,483
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,721,028
Average amounts sold — in USD	9,611,221
Total return swaps:
Average notional value	106,897
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 21,968	$ 102,587
Forward foreign currency exchange contracts	63,166	113,292
Total derivative assets and liabilities in the Statements of Assets and Liabilities	85,134	215,879
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(21,968)	(102,587)
Total derivative assets and liabilities subject to an MNA	$ 63,166	$ 113,292
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 19,548	$ (19,548)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	18,682	—	—	—	18,682
Morgan Stanley & Co. International PLC	24,936	—	—	—	24,936
	$ 63,166	$ (19,548)	$ —	$ —	$ 43,618

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 109,145	$ (19,548)	$ —	$ —	$ 89,597
UBS AG	4,147	—	—	—	4,147
	$ 113,292	$ (19,548)	$ —	$ —	$ 93,744

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 22,490,571	$ —	$ —	$ 22,490,571
Fixed-Income Funds	1,346,506	—	—	1,346,506
Money Market Funds	12,375,288	—	—	12,375,288
	$36,212,365	$—	$—	36,212,365
Investments Valued at NAV(a)				50,473,098
				$ 86,685,463
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 81,052	$ 18,582	$ —	$ 99,634
Foreign Currency Exchange Contracts	—	63,166	—	63,166
Liabilities
Equity Contracts	(179,562)	—	—	(179,562)
Foreign Currency Exchange Contracts	—	(113,292)	—	(113,292)
	$(98,510)	$(31,544)	$—	$(130,054)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
BlackRock LifePath® Dynamic 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 97.4%
BlackRock Real Estate Securities Fund	1,420	$ 21,052
BlackRock Tactical Opportunities Fund, Class K	15,618	247,548
Diversified Equity Master Portfolio	$3,039,988	3,039,988
International Tilts Master Portfolio	$779,486	779,486
iShares Core MSCI EAFE ETF	2,225	199,048
iShares Core MSCI Emerging Markets ETF(b)	10,483	704,670
iShares Core MSCI International Developed Markets ETF	4,616	380,728
iShares MSCI Canada ETF(b)	2,761	148,901
iShares MSCI EAFE Small-Cap ETF	1,400	108,542
iShares MSCI Japan ETF(b)	2,249	181,584
iShares Russell 2000 ETF	438	107,818
		5,919,365
Fixed-Income Funds — 1.3%
BlackRock Diversified Fixed Income Fund, Class K	4,295	40,674
iShares Broad USD Investment Grade Corporate Bond ETF	743	38,465
		79,139

Security	Shares	Value
Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	808,277	$ 808,682
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	44,450	44,450
		853,132
Total Investments — 112.8% (Cost: $5,973,743)		6,851,636
Liabilities in Excess of Other Assets — (12.8)%		(774,958)
Net Assets — 100.0%		$ 6,076,678

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 196,700	$ 163,580	$ (361,529)	$ (12,641)	$ 13,890	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	465,741	342,887 (b)	—	54	—	808,682	808,277	1,346 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	392,450	—	(348,000)(b)	—	—	44,450	44,450	6,630	—
BlackRock Diversified Fixed Income Fund, Class K	3,303	37,172	—	—	199	40,674	4,295	1,384	285
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(56)	—
BlackRock Real Estate Securities Fund	20,431	616	—	—	5	21,052	1,420	1,939	—
BlackRock Tactical Opportunities Fund, Class K	5,258	232,885	—	—	9,405	247,548	15,618	—	—
Diversified Equity Master Portfolio	2,284,662	442,989 (b)(d)	—	(197,882)	510,219	3,039,988	$3,039,988	39,839	—
International Tilts Master Portfolio	409,587	226,197 (b)(d)	—	31,928	111,774	779,486	$779,486	13,023	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	37,527	—	—	938	38,465	743	1,197	—
iShares Core MSCI EAFE ETF	—	523,865	(333,663)	6,388	2,458	199,048	2,225	1,253	—
iShares Core MSCI Emerging Markets ETF	—	698,674	(89,815)	2,526	93,285	704,670	10,483	15,813	—
iShares Core MSCI International Developed Markets ETF	—	361,619	(21,347)	(99)	40,555	380,728	4,616	12,235	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	42,095	—	(42,228)	(1,911)	2,044	—	—	651	—
iShares MSCI Canada ETF	109,414	67,970	(58,067)	1,402	28,182	148,901	2,761	1,702	—
iShares MSCI EAFE ETF(a)	19,734	233	(21,632)	(356)	2,021	—	—	—	—
iShares MSCI EAFE Small-Cap ETF	306,909	96,556	(335,399)	483	39,993	108,542	1,400	3,518	—
iShares MSCI Japan ETF	—	255,111	(77,081)	1,242	2,312	181,584	2,249	5,806	—
iShares MSCI USA Value Factor ETF(a)	39,710	—	(38,302)	(2,537)	1,129	—	—	255	—
iShares Russell 2000 ETF	51,484	78,133	(27,919)	(2,155)	8,275	107,818	438	761	—
				$ (173,558)	$ 866,684	$ 6,851,636		$ 107,296	$ 285

(a)	As of period end, the entity is no longer held.
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2070 Fund

(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	1	03/20/26	$ 125	$ (5,787)
Micro E-mini S&P 500 Index	7	03/20/26	241	(1,056)
				$ (6,843)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	37,000	USD	24,580	Barclays Bank PLC	03/18/26	$ 114
AUD	235,754	USD	156,159	Barclays Bank PLC	03/18/26	1,185
CAD	5,000	USD	3,603	UBS AG	03/18/26	52
CAD	28,000	USD	20,441	UBS AG	03/18/26	25
CAD	137,826	USD	99,312	UBS AG	03/18/26	1,432
EUR	177,372	USD	208,050	Barclays Bank PLC	03/18/26	1,100
						3,908
EUR	27,000	USD	31,994	Barclays Bank PLC	03/18/26	(156)
JPY	1,235,000	EUR	6,806	Barclays Bank PLC	03/18/26	(92)
JPY	4,478,000	EUR	24,678	Barclays Bank PLC	03/18/26	(335)
JPY	31,450,412	EUR	174,984	Barclays Bank PLC	03/18/26	(4,306)
JPY	4,477,000	USD	29,157	Barclays Bank PLC	03/18/26	(398)
JPY	31,450,228	USD	204,925	Barclays Bank PLC	03/18/26	(2,898)
JPY	1,236,000	USD	8,030	UBS AG	03/18/26	(91)
USD	3,312	AUD	5,000	Barclays Bank PLC	03/18/26	(25)
USD	11,730	EUR	10,000	Barclays Bank PLC	03/18/26	(62)
						(8,363)
						$ (4,455)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 3,908	$ —	$ —	$ 3,908

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2070 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 6,843	$ —	$ —	$ —	$ 6,843
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	8,363	—	—	8,363
	$ —	$ —	$ 6,843	$ 8,363	$ —	$ —	$ 15,206

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 70,668	$ —	$ (1,166)	$ —	$ 69,502
Forward foreign currency exchange contracts	—	—	—	(31,328)	—	—	(31,328)
	$ —	$ —	$ 70,668	$ (31,328)	$ (1,166)	$ —	$ 38,174
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 14,158	$ —	$ —	$ —	$ 14,158
Forward foreign currency exchange contracts	—	—	—	2,495	—	—	2,495
	$ —	$ —	$ 14,158	$ 2,495	$ —	$ —	$ 16,653
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$433,130
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	216,489
Average amounts sold — in USD	661,618
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 2,811
Forward foreign currency exchange contracts	3,908	8,363
Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,908	11,174
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(2,811)
Total derivative assets and liabilities subject to an MNA	$ 3,908	$ 8,363
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Dynamic 2070 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 2,399	$ (2,399)	$ —	$ —	$ —
UBS AG	1,509	(91)	—	—	1,418
	$ 3,908	$ (2,490)	$ —	$ —	$ 1,418

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)
Barclays Bank PLC	$ 8,272	$ (2,399)	$ —	$ —	$ 5,873
UBS AG	91	(91)	—	—	—
	$ 8,363	$ (2,490)	$ —	$ —	$ 5,873

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,099,891	$ —	$ —	$ 2,099,891
Fixed-Income Funds	79,139	—	—	79,139
Money Market Funds	853,132	—	—	853,132
	$3,032,162	$—	$—	3,032,162
Investments Valued at NAV(a)				3,819,474
				$ 6,851,636
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 3,908	$ —	$ 3,908
Liabilities
Equity Contracts	(6,843)	—	—	(6,843)
Foreign Currency Exchange Contracts	—	(8,363)	—	(8,363)
	$(6,843)	$(4,455)	$—	$(11,298)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
December 31, 2025

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 504,795,759	$ 543,701,059	$ 479,114,922	$ 581,844,368
Cash pledged for futures contracts	3,046,000	3,031,000	2,579,000	4,183,000
Foreign currency, at value(c)	2,943,943	1,673,852	1,457,318	1,958,841
Receivables:
Securities lending income — affiliated	4,336	6,191	7,050	10,025
Capital shares sold	1,457,680	4,926,935	3,327,649	988,387
Dividends — affiliated	841,802	609,057	466,305	438,504
Variation margin on futures contracts	209,608	244,168	199,401	239,022
Unrealized appreciation on forward foreign currency exchange contracts	443,624	524,241	427,584	612,435
Total assets	513,742,752	554,716,503	487,579,229	590,274,582
LIABILITIES
Collateral on securities loaned	8,243,573	10,742,505	26,509,375	24,613,164
Payables:
Investments purchased	798,313	490,245	368,550	334,868
Administration fees	52,636	56,549	26,655	62,632
Capital shares redeemed	1,346,249	2,478,699	1,101,769	2,432,959
Investment advisory fees	52,241	51,230	35,913	38,392
Trustees’ and Officer’s fees	2,143	2,165	2,044	2,209
Professional fees	23,319	23,293	23,226	23,289
Service and distribution fees	35,552	35,894	15,756	40,736
Variation margin on futures contracts	122,112	189,455	202,958	409,192
Unrealized depreciation on forward foreign currency exchange contracts	714,910	742,332	632,635	784,181
Total liabilities	11,391,048	14,812,367	28,918,881	28,741,622
Commitments and contingent liabilities
NET ASSETS	$ 502,351,704	$ 539,904,136	$ 458,660,348	$ 561,532,960
NET ASSETS CONSIST OF
Paid-in capital	$ 425,645,391	$ 484,860,711	$ 405,584,213	$ 464,448,507
Accumulated earnings	76,706,313	55,043,425	53,076,135	97,084,453
NET ASSETS	$ 502,351,704	$ 539,904,136	$ 458,660,348	$ 561,532,960
(a) Investments, at cost—affiliated	$418,000,583	$472,555,029	$423,939,833	$483,490,953
(b) Securities loaned, at value	$8,037,611	$10,476,722	$25,875,997	$24,019,346
(c) Foreign currency, at cost	$2,978,264	$1,673,863	$1,456,717	$1,955,960
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 36,260,774	$ 49,245,336	$ 13,830,222	$ 52,738,618
Shares outstanding	3,673,329	3,371,963	801,257	2,806,181
Net asset value	$ 9.87	$ 14.60	$ 17.26	$ 18.79
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 127,301,230	$ 134,117,154	$ 45,174,486	$ 152,368,589
Shares outstanding	16,361,375	9,859,160	2,638,775	9,757,582
Net asset value	$ 7.78	$ 13.60	$ 17.12	$ 15.62
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 2,349,636	$ 2,093,995	$ 3,431,550	$ 2,891,750
Shares outstanding	245,489	149,192	205,429	160,364
Net asset value	$ 9.57	$ 14.04	$ 16.70	$ 18.03
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 323,824,846	$ 343,831,575	$ 388,172,876	$ 339,319,356
Shares outstanding	32,985,088	23,597,560	22,040,381	17,851,368
Net asset value	$ 9.82	$ 14.57	$ 17.61	$ 19.01
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 12,615,218	$ 10,616,076	$ 8,051,214	$ 14,214,647
Shares outstanding	1,305,057	745,132	471,892	776,776
Net asset value	$ 9.67	$ 14.25	$ 17.06	$ 18.30
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 419,507,608	$ 469,508,047	$ 342,090,918	$ 175,615,662
Cash pledged for futures contracts	4,104,000	4,697,000	2,789,000	1,554,000
Foreign currency, at value(c)	1,347,801	1,431,492	1,060,404	359,689
Receivables:
Securities lending income — affiliated	7,305	11,518	8,181	5,520
Capital shares sold	374,921	595,215	333,519	1,323,525
Dividends — affiliated	215,588	133,483	56,973	44,108
Variation margin on futures contracts	149,051	145,180	89,878	46,936
Unrealized appreciation on forward foreign currency exchange contracts	392,192	409,312	278,960	125,579
Total assets	426,098,466	476,931,247	346,707,833	179,075,019
LIABILITIES
Bank overdraft	116,448	48,250	13,399	—
Collateral on securities loaned	33,394,684	47,810,368	25,002,294	8,675,088
Payables:
Investments purchased	—	—	—	698,395
Administration fees	23,662	40,852	19,970	8,300
Capital shares redeemed	754,229	2,463,980	1,498,767	1,323,735
Investment advisory fees	28,238	34,668	27,249	13,757
Trustees’ and Officer’s fees	1,955	1,995	1,853	1,629
Professional fees	23,260	23,268	23,219	23,137
Service and distribution fees	15,671	27,992	12,898	5,331
Variation margin on futures contracts	389,239	481,156	310,890	182,814
Unrealized depreciation on forward foreign currency exchange contracts	547,059	591,088	448,538	233,646
Total liabilities	35,294,445	51,523,617	27,359,077	11,165,832
Commitments and contingent liabilities
NET ASSETS	$ 390,804,021	$ 425,407,630	$ 319,348,756	$ 167,909,187
NET ASSETS CONSIST OF
Paid-in capital	$ 338,203,986	$ 351,854,718	$ 268,529,824	$ 142,809,324
Accumulated earnings	52,600,035	73,552,912	50,818,932	25,099,863
NET ASSETS	$ 390,804,021	$ 425,407,630	$ 319,348,756	$ 167,909,187
(a) Investments, at cost—affiliated	$365,560,576	$388,105,764	$290,202,584	$149,381,967
(b) Securities loaned, at value	$32,597,269	$46,681,251	$24,390,463	$8,445,912
(c) Foreign currency, at cost	$1,345,521	$1,429,017	$1,059,231	$361,612
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
NET ASSET VALUE
Institutional
Net assets	$ 8,232,826	$ 22,743,840	$ 9,512,025	$ 8,346,898
Shares outstanding	416,854	894,314	433,866	492,001
Net asset value	$ 19.75	$ 25.43	$ 21.92	$ 16.97
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 45,715,891	$ 106,870,044	$ 41,618,934	$ 14,071,860
Shares outstanding	2,332,389	4,240,948	1,919,475	834,333
Net asset value	$ 19.60	$ 25.20	$ 21.68	$ 16.87
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 1,612,951	$ 1,626,223	$ 1,523,483	$ 106,734
Shares outstanding	84,614	66,336	72,274	6,349
Net asset value	$ 19.06	$ 24.51	$ 21.08	$ 16.81
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 323,338,446	$ 283,219,472	$ 259,032,625	$ 138,612,128
Shares outstanding	16,083,161	11,050,598	11,560,638	8,139,747
Net asset value	$ 20.10	$ 25.63	$ 22.41	$ 17.03
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 11,903,907	$ 10,948,051	$ 7,661,689	$ 6,771,567
Shares outstanding	611,873	438,911	355,427	401,777
Net asset value	$ 19.45	$ 24.94	$ 21.56	$ 16.85
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 86,685,463	$ 6,851,636
Cash	1,049	—
Cash pledged for futures contracts	906,000	28,000
Foreign currency, at value(c)	172,483	8,730
Receivables:
Investments sold	—	34,668
Securities lending income — affiliated	1,747	238
Capital shares sold	305,379	44,905
Dividends — affiliated	28,269	777
Variation margin on futures contracts	21,968	—
Unrealized appreciation on forward foreign currency exchange contracts	63,166	3,908
Total assets	88,185,524	6,972,862
LIABILITIES
Collateral on securities loaned	4,002,899	808,627
Payables:
Investments purchased	351,420	40,444
Administration fees	3,755	299
Capital shares redeemed	65,811	13,312
Investment advisory fees	7,115	440
Trustees’ and Officer’s fees	1,850	1,412
Professional fees	23,135	20,293
Service and distribution fees	4,148	183
Variation margin on futures contracts	102,587	2,811
Unrealized depreciation on forward foreign currency exchange contracts	113,292	8,363
Total liabilities	4,676,012	896,184
Commitments and contingent liabilities
NET ASSETS	$ 83,509,512	$ 6,076,678
NET ASSETS CONSIST OF
Paid-in capital	$ 72,236,613	$ 5,457,505
Accumulated earnings	11,272,899	619,173
NET ASSETS	$ 83,509,512	$ 6,076,678
(a) Investments, at cost—affiliated	$74,439,038	$5,973,743
(b) Securities loaned, at value	$3,902,491	$789,121
(c) Foreign currency, at cost	$173,287	$8,798
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
NET ASSET VALUE
Institutional
Net assets	$ 2,402,223	$ 115,006
Shares outstanding	156,781	10,000
Net asset value	$ 15.32	$ 11.50
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 14,925,116	$ 189,284
Shares outstanding	979,676	16,480
Net asset value	$ 15.23	$ 11.49
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor C
Net assets	$ 987,649	$ 114,052
Shares outstanding	65,180	10,000
Net asset value	$ 15.15	$ 11.41
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 64,371,996	$ 5,514,438
Shares outstanding	4,191,390	479,431
Net asset value	$ 15.36	$ 11.50
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class R
Net assets	$ 822,528	$ 143,898
Shares outstanding	53,965	12,547
Net asset value	$ 15.24	$ 11.47
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended December 31, 2025

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$12,050,529	$10,830,129	$7,758,048	$8,479,330
Interest — unaffiliated	115,905	108,222	101,572	163,843
Securities lending income — affiliated — net	20,705	46,961	40,985	74,011
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	2,390,853	3,287,697	3,000,923	4,507,411
Interest — affiliated	419,497	559,210	517,884	746,956
Expenses	(870,059)	(1,174,846)	(1,092,192)	(1,590,322)
Fees waived	598,443	796,987	743,530	1,060,183
Total investment income	14,725,873	14,454,360	11,070,750	13,441,412
EXPENSES
Investment advisory	1,394,453	1,437,654	1,139,360	1,474,544
Administration — class specific	622,030	671,866	306,877	725,214
Service and distribution — class specific	402,813	403,813	172,740	457,056
Trustees and Officer	10,225	10,173	9,533	10,297
Professional	8,478	23,556	24,633	23,944
Miscellaneous	2,658	3,635	2,134	3,635
Total expenses	2,440,657	2,550,697	1,655,277	2,694,690
Less fees waived and/or reimbursed by the Administrator/Manager	(836,898)	(946,212)	(818,828)	(1,139,581)
Total expenses after fees waived and/or reimbursed	1,603,759	1,604,485	836,449	1,555,109
Net investment income	13,122,114	12,849,875	10,234,301	11,886,303
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	1,132,287	(1,512,298)	165,785	1,832,161
Capital gain distributions from underlying funds — affiliated	1,425,239	875,240	657,977	597,845
Forward foreign currency exchange contracts	(3,644,618)	(3,881,375)	(3,093,346)	(4,144,107)
Foreign currency transactions	29,444	69,273	55,861	70,880
Futures contracts	1,923,691	3,406,529	4,041,603	8,388,025
Swaps	(238,258)	(231,939)	(158,052)	(224,664)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	8,634,205	10,993,460	5,108,413	15,008,606
	9,261,990	9,718,890	6,778,241	21,528,746
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	13,084,713	15,837,893	11,778,511	14,313,585
Forward foreign currency exchange contracts	455,643	593,794	394,673	724,392
Foreign currency translations	160,571	7,068	4,879	12,791
Futures contracts	1,720,010	1,710,197	2,285,018	2,501,109
Swaps	127,144	118,543	75,193	119,518
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	15,230,750	21,503,046	24,528,810	27,060,787
	30,778,831	39,770,541	39,067,084	44,732,182
Net realized and unrealized gain	40,040,821	49,489,431	45,845,325	66,260,928
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,162,935	$62,339,306	$56,079,626	$78,147,231
See notes to financial statements.
Statements of Operations

Statements of Operations  (continued)
Year Ended December 31, 2025

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$5,125,454	$4,874,748	$3,129,261	$1,516,908
Interest — unaffiliated	142,359	158,867	100,787	46,429
Securities lending income — affiliated — net	49,939	65,179	37,670	30,291
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	3,019,986	3,702,825	2,866,296	1,363,731
Interest — affiliated	516,496	645,745	509,232	244,271
Expenses	(1,091,857)	(1,348,154)	(1,057,935)	(509,332)
Fees waived	738,340	921,822	730,496	352,511
Total investment income	8,500,717	9,021,032	6,315,807	3,044,809
EXPENSES
Investment advisory	952,742	1,070,100	786,955	382,875
Administration — class specific	268,618	463,622	229,064	103,442
Service and distribution — class specific	167,721	312,869	135,956	52,112
Professional	24,516	24,414	24,419	24,069
Trustees and Officer	9,102	9,359	8,703	7,739
Miscellaneous	1,720	2,135	2,134	722
Total expenses	1,424,419	1,882,499	1,187,231	570,959
Less fees waived and/or reimbursed by the Administrator/Manager	(736,068)	(796,057)	(579,773)	(299,335)
Total expenses after fees waived and/or reimbursed	688,351	1,086,442	607,458	271,624
Net investment income	7,812,366	7,934,590	5,708,349	2,773,185
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	648,141	1,325,228	1,059,964	665,825
Capital gain distributions from underlying funds — affiliated	229,404	98,745	32,913	9,684
Forward foreign currency exchange contracts	(2,701,291)	(2,991,357)	(2,165,113)	(1,053,709)
Foreign currency transactions	47,282	53,760	39,034	13,784
Futures contracts	8,623,739	10,790,066	7,249,928	3,529,338
Swaps	(151,331)	(157,969)	(114,856)	(50,787)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	5,843,230	8,152,571	3,498,569	(1,219,887)
	12,539,174	17,271,044	9,600,439	1,894,248
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	11,107,771	13,650,519	11,024,232	6,010,847
Forward foreign currency exchange contracts	357,728	401,916	230,639	33,162
Foreign currency translations	7,387	8,331	5,180	157
Futures contracts	1,952,535	2,411,179	1,791,668	610,322
Swaps	80,506	80,240	60,462	26,266
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	21,861,428	25,732,508	23,417,152	14,308,879
	35,367,355	42,284,693	36,529,333	20,989,633
Net realized and unrealized gain	47,906,529	59,555,737	46,129,772	22,883,881
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,718,895	$67,490,327	$51,838,121	$25,657,066
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended December 31, 2025

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
INVESTMENT INCOME
Dividends — affiliated	$725,110	$53,088
Interest — unaffiliated	21,620	1,116
Securities lending income — affiliated — net	10,885	1,346
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	599,505	49,723
Interest — affiliated	108,946	8,778
Expenses	(227,426)	(18,206)
Fees waived	158,200	12,567
Total investment income	1,396,840	108,412
EXPENSES
Investment advisory	174,389	13,188
Administration — class specific	60,861	2,814
Service and distribution — class specific	41,602	1,903
Professional	23,944	23,129
Trustees and Officer	7,395	8,226
Miscellaneous	168	56
Total expenses	308,359	49,316
Less fees waived and/or reimbursed by the Administrator/Manager	(151,690)	(41,024)
Total expenses after fees waived and/or reimbursed	156,669	8,292
Net investment income	1,240,171	100,120
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	337,437	(7,604)
Capital gain distributions from underlying funds — affiliated	4,441	285
Forward foreign currency exchange contracts	(483,036)	(31,328)
Foreign currency transactions	5,527	12
Futures contracts	1,714,681	69,502
Swaps	(22,216)	—
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio
	(1,479,274)	(165,954)
	77,560	(135,087)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	2,731,431	244,691
Forward foreign currency exchange contracts	9,509	2,495
Foreign currency translations	77	421
Futures contracts	288,536	14,158
Swaps	11,510	—
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	7,263,434	621,993
	10,304,497	883,758
Net realized and unrealized gain	10,382,057	748,671
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,622,228	$848,791
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock LifePath® Dynamic Retirement Fund		BlackRock LifePath® Dynamic 2030 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$13,122,114	$11,182,045	$12,849,875	$11,310,738
Net realized gain	9,261,990	14,814,630	9,718,890	23,389,789
Net change in unrealized appreciation (depreciation)	30,778,831	(8,563,836)	39,770,541	(1,568,745)
Net increase in net assets resulting from operations	53,162,935	17,432,839	62,339,306	33,131,782
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,699,556)	(3,607,461)	(1,957,788)	(3,150,094)
Investor A	(7,259,774)	(14,320,640)	(5,514,691)	(9,127,591)
Investor C	(86,990)	(170,625)	(67,175)	(122,832)
Class K	(15,710,786)	(15,943,071)	(14,061,568)	(14,022,851)
Class R	(565,968)	(786,223)	(402,084)	(575,186)
Decrease in net assets resulting from distributions to shareholders	(25,323,074)	(34,828,020)	(22,003,306)	(26,998,554)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	51,801,419	227,564,342	104,647,241	111,643,760
NET ASSETS
Total increase in net assets	79,641,280	210,169,161	144,983,241	117,776,988
Beginning of year	422,710,424	212,541,263	394,920,895	277,143,907
End of year	$502,351,704	$422,710,424	$539,904,136	$394,920,895

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2035 Fund		BlackRock LifePath® Dynamic 2040 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,234,301	$7,163,766	$11,886,303	$9,033,914
Net realized gain	6,778,241	15,715,309	21,528,746	31,941,787
Net change in unrealized appreciation (depreciation)	39,067,084	752,443	44,732,182	2,942,358
Net increase in net assets resulting from operations	56,079,626	23,631,518	78,147,231	43,918,059
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(528,876)	(746,994)	(3,115,436)	(4,966,645)
Investor A	(1,650,042)	(2,228,222)	(10,541,319)	(16,207,378)
Investor C	(104,307)	(235,790)	(150,658)	(251,932)
Class K	(15,167,622)	(16,145,033)	(19,983,648)	(19,814,930)
Class R	(309,801)	(518,842)	(830,373)	(943,168)
Decrease in net assets resulting from distributions to shareholders	(17,760,648)	(19,874,881)	(34,621,434)	(42,184,053)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	130,912,503	130,155,941	111,078,555	129,490,624
NET ASSETS
Total increase in net assets	169,231,481	133,912,578	154,604,352	131,224,630
Beginning of year	289,428,867	155,516,289	406,928,608	275,703,978
End of year	$458,660,348	$289,428,867	$561,532,960	$406,928,608

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2045 Fund		BlackRock LifePath® Dynamic 2050 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,812,366	$4,912,804	$7,934,590	$5,221,649
Net realized gain	12,539,174	18,020,719	17,271,044	23,940,049
Net change in unrealized appreciation (depreciation)	35,367,355	2,847,716	42,284,693	3,020,198
Net increase in net assets resulting from operations	55,718,895	25,781,239	67,490,327	32,181,896
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(452,836)	(582,214)	(1,336,486)	(2,124,259)
Investor A	(2,427,112)	(2,717,250)	(6,189,683)	(9,620,666)
Investor C	(77,180)	(132,144)	(82,701)	(204,604)
Class K	(17,903,993)	(16,601,297)	(16,978,702)	(16,721,620)
Class R	(646,291)	(846,680)	(626,635)	(846,942)
Decrease in net assets resulting from distributions to shareholders	(21,507,412)	(20,879,585)	(25,214,207)	(29,518,091)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	120,176,374	100,800,170	104,414,771	114,481,816
NET ASSETS
Total increase in net assets	154,387,857	105,701,824	146,690,891	117,145,621
Beginning of year	236,416,164	130,714,340	278,716,739	161,571,118
End of year	$390,804,021	$236,416,164	$425,407,630	$278,716,739

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2055 Fund		BlackRock LifePath® Dynamic 2060 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,708,349	$3,603,610	$2,773,185	$1,421,642
Net realized gain	9,600,439	14,903,802	1,894,248	4,773,805
Net change in unrealized appreciation (depreciation)	36,529,333	3,045,614	20,989,633	1,595,562
Net increase in net assets resulting from operations	51,838,121	21,553,026	25,657,066	7,791,009
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(487,276)	(576,032)	(277,704)	(325,057)
Investor A	(2,056,263)	(2,037,263)	(410,688)	(337,110)
Investor C	(68,000)	(96,322)	(2,664)	(5,897)
Class K	(13,459,455)	(12,313,668)	(4,876,791)	(4,143,679)
Class R	(397,444)	(465,334)	(212,172)	(179,012)
Decrease in net assets resulting from distributions to shareholders	(16,468,438)	(15,488,619)	(5,780,019)	(4,990,755)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	88,480,094	92,453,447	66,649,175	49,696,273
NET ASSETS
Total increase in net assets	123,849,777	98,517,854	86,526,222	52,496,527
Beginning of year	195,498,979	96,981,125	81,382,965	28,886,438
End of year	$319,348,756	$195,498,979	$167,909,187	$81,382,965

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2065 Fund		BlackRock LifePath® Dynamic 2070 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,240,171	$617,607	$100,120	$32,921
Net realized gain (loss)	77,560	1,896,992	(135,087)	(69,212)
Net change in unrealized appreciation (depreciation)	10,304,497	420,550	883,758	(17,231)
Net increase (decrease) in net assets resulting from operations	11,622,228	2,935,149	848,791	(53,522)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(61,569)	(100,578)	(3,388)	(559)
Investor A	(354,650)	(561,288)	(3,926)	(492)
Investor C	(17,361)	(56,598)	(3,176)	(291)
Class K	(1,724,267)	(1,618,832)	(138,096)	(22,553)
Class R	(18,359)	(41,613)	(3,176)	(439)
Decrease in net assets resulting from distributions to shareholders	(2,176,206)	(2,378,909)	(151,762)	(24,334)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	40,477,611	20,814,996	1,457,505	4,000,000
NET ASSETS
Total increase in net assets	49,923,633	21,371,236	2,154,534	3,922,144
Beginning of period	33,585,879	12,214,643	3,922,144	—
End of period	$83,509,512	$33,585,879	$6,076,678	$3,922,144

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$9.24	$9.49	$9.17	$10.89	$11.68
Net investment income(a)	0.26	0.36	0.33	0.20	0.16
Net realized and unrealized gain (loss)	0.85	0.42	0.78	(1.81)	0.63
Net increase (decrease) from investment operations	1.11	0.78	1.11	(1.61)	0.79
Distributions(b)
From net investment income	(0.24)	(0.46)	(0.36)	(0.01)	(0.43)
From net realized gain	(0.24)	(0.57)	(0.43)	(0.04)	(1.15)
Return of capital	—	—	—	(0.06)	—
Total distributions	(0.48)	(1.03)	(0.79)	(0.11)	(1.58)
Net asset value, end of year	$9.87	$9.24	$9.49	$9.17	$10.89
Total Return(c)
Based on net asset value	12.01%	8.40%	12.27%	(14.85)%	6.88%
Ratios to Average Net Assets(d)
Total expenses	0.65%	0.71%(e)	0.70%	0.72%	0.77%
Total expenses after fees waived and/or reimbursed	0.47%	0.44%(e)	0.46%	0.51%	0.55%
Net investment income	2.70%	3.77%	3.40%	2.03%	1.34%
Supplemental Data
Net assets, end of year (000)	$36,261	$36,706	$34,048	$36,438	$49,943
Portfolio turnover rate(f)	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.65% and 0.39%,respectively.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$7.38	$7.78	$7.65	$9.12	$10.03
Net investment income(a)	0.19	0.28	0.25	0.14	0.11
Net realized and unrealized gain (loss)	0.68	0.34	0.66	(1.51)	0.54
Net increase (decrease) from investment operations	0.87	0.62	0.91	(1.37)	0.65
Distributions(b)
From net investment income	(0.23)	(0.45)	(0.35)	(0.01)	(0.40)
From net realized gain	(0.24)	(0.57)	(0.43)	(0.04)	(1.16)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.47)	(1.02)	(0.78)	(0.10)	(1.56)
Net asset value, end of year	$7.78	$7.38	$7.78	$7.65	$9.12
Total Return(c)
Based on net asset value	11.74%	8.12%	12.00%	(15.08)%	6.61%
Ratios to Average Net Assets(d)
Total expenses	0.90%	0.96%(e)	0.95%	0.97%	1.02%
Total expenses after fees waived and/or reimbursed	0.72%	0.69%(e)	0.71%	0.76%	0.80%
Net investment income	2.47%	3.53%	3.15%	1.77%	1.09%
Supplemental Data
Net assets, end of year (000)	$127,301	$120,783	$111,979	$116,173	$164,481
Portfolio turnover rate(f)	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.90% and 0.64%,respectively.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$8.97	$9.25	$8.95	$10.69	$11.50
Net investment income(a)	0.16	0.28	0.22	0.10	0.04
Net realized and unrealized gain (loss)	0.82	0.39	0.78	(1.78)	0.63
Net increase (decrease) from investment operations	0.98	0.67	1.00	(1.68)	0.67
Distributions(b)
From net investment income	(0.14)	(0.38)	(0.27)	—	(0.33)
From net realized gain	(0.24)	(0.57)	(0.43)	(0.04)	(1.15)
Return of capital	—	—	—	(0.02)	—
Total distributions	(0.38)	(0.95)	(0.70)	(0.06)	(1.48)
Net asset value, end of year	$9.57	$8.97	$9.25	$8.95	$10.69
Total Return(c)
Based on net asset value	10.88%	7.33%	11.22%	(15.75)%	5.83%
Ratios to Average Net Assets(d)
Total expenses	1.65%	1.71%(e)	1.70%	1.72%	1.77%
Total expenses after fees waived and/or reimbursed	1.47%	1.46%(e)	1.46%	1.51%	1.55%
Net investment income	1.69%	2.97%	2.35%	1.02%	0.35%
Supplemental Data
Net assets, end of year (000)	$2,350	$2,575	$1,330	$1,585	$2,249
Portfolio turnover rate(f)	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.65% and 1.40%,respectively.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$9.20	$9.45	$9.13	$10.83	$11.63
Net investment income(a)	0.29	0.42	0.36	0.21	0.19
Net realized and unrealized gain (loss)	0.84	0.39	0.78	(1.79)	0.63
Net increase (decrease) from investment operations	1.13	0.81	1.14	(1.58)	0.82
Distributions(b)
From net investment income	(0.27)	(0.49)	(0.39)	(0.02)	(0.47)
From net realized gain	(0.24)	(0.57)	(0.43)	(0.04)	(1.15)
Return of capital	—	—	—	(0.06)	—
Total distributions	(0.51)	(1.06)	(0.82)	(0.12)	(1.62)
Net asset value, end of year	$9.82	$9.20	$9.45	$9.13	$10.83
Total Return(c)
Based on net asset value	12.24%	8.71%	12.61%	(14.64)%	7.11%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.45%(e)	0.45%	0.47%	0.52%
Total expenses after fees waived and/or reimbursed	0.22%	0.21%(e)	0.21%	0.26%	0.30%
Net investment income	3.03%	4.38%	3.78%	2.17%	1.61%
Supplemental Data
Net assets, end of year (000)	$323,825	$250,200	$59,644	$43,138	$78,916
Portfolio turnover rate(f)	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.16%,respectively.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class R
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$9.06	$9.32	$9.02	$10.74	$11.54
Net investment income(a)	0.21	0.34	0.28	0.16	0.11
Net realized and unrealized gain (loss)	0.83	0.39	0.77	(1.79)	0.62
Net increase (decrease) from investment operations	1.04	0.73	1.05	(1.63)	0.73
Distributions(b)
From net investment income	(0.19)	(0.42)	(0.32)	—	(0.38)
From net realized gain	(0.24)	(0.57)	(0.43)	(0.04)	(1.15)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.43)	(0.99)	(0.75)	(0.09)	(1.53)
Net asset value, end of year	$9.67	$9.06	$9.32	$9.02	$10.74
Total Return(c)
Based on net asset value	11.51%	8.00%	11.76%	(15.25)%	6.41%
Ratios to Average Net Assets(d)
Total expenses	1.10%	1.16%(e)	1.15%	1.17%	1.22%
Total expenses after fees waived and/or reimbursed	0.92%	0.91%(e)	0.91%	0.95%	1.00%
Net investment income	2.25%	3.58%	2.99%	1.66%	0.91%
Supplemental Data
Net assets, end of year (000)	$12,615	$12,446	$5,540	$5,292	$6,183
Portfolio turnover rate(f)	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.10% and 0.85%,respectively.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$13.38	$13.00	$11.64	$14.10	$14.80
Net investment income(a)	0.36	0.44	0.39	0.23	0.19
Net realized and unrealized gain (loss)	1.46	0.90	1.38	(2.46)	1.48
Net increase (decrease) from investment operations	1.82	1.34	1.77	(2.23)	1.67
Distributions(b)
From net investment income	(0.34)	(0.70)	(0.41)	(0.10)	(0.75)
From net realized gain	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	(0.07)	—
Total distributions	(0.60)	(0.96)	(0.41)	(0.23)	(2.37)
Net asset value, end of year	$14.60	$13.38	$13.00	$11.64	$14.10
Total Return(c)
Based on net asset value	13.60%	10.28%	15.38%	(15.83)%	11.46%
Ratios to Average Net Assets(d)
Total expenses	0.68%	0.68%	0.71%	0.74%	0.79%
Total expenses after fees waived and/or reimbursed	0.48%	0.46%	0.46%	0.49%	0.53%
Net investment income	2.57%	3.19%	3.16%	1.88%	1.25%
Supplemental Data
Net assets, end of year (000)	$49,245	$46,932	$45,102	$40,746	$55,606
Portfolio turnover rate(e)	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$12.51	$12.20	$10.96	$13.30	$14.09
Net investment income(a)	0.31	0.38	0.33	0.19	0.15
Net realized and unrealized gain (loss)	1.35	0.85	1.29	(2.31)	1.40
Net increase (decrease) from investment operations	1.66	1.23	1.62	(2.12)	1.55
Distributions(b)
From net investment income	(0.31)	(0.66)	(0.38)	(0.09)	(0.72)
From net realized gain	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	(0.07)	—
Total distributions	(0.57)	(0.92)	(0.38)	(0.22)	(2.34)
Net asset value, end of year	$13.60	$12.51	$12.20	$10.96	$13.30
Total Return(c)
Based on net asset value	13.27%	10.11%	14.97%	(15.98)%	11.13%
Ratios to Average Net Assets(d)
Total expenses	0.93%	0.93%	0.96%	0.99%	1.04%
Total expenses after fees waived and/or reimbursed	0.73%	0.71%	0.71%	0.74%	0.78%
Net investment income	2.33%	2.94%	2.88%	1.64%	1.00%
Supplemental Data
Net assets, end of year (000)	$134,117	$130,356	$132,514	$133,740	$172,296
Portfolio turnover rate(e)	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$12.89	$12.55	$11.26	$13.71	$14.47
Net investment income(a)	0.22	0.29	0.25	0.11	0.04
Net realized and unrealized gain (loss)	1.39	0.87	1.33	(2.38)	1.43
Net increase (decrease) from investment operations	1.61	1.16	1.58	(2.27)	1.47
Distributions(b)
From net investment income	(0.20)	(0.56)	(0.29)	(0.05)	(0.61)
From net realized gain	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	(0.07)	—
Total distributions	(0.46)	(0.82)	(0.29)	(0.18)	(2.23)
Net asset value, end of year	$14.04	$12.89	$12.55	$11.26	$13.71
Total Return(c)
Based on net asset value	12.51%	9.27%	14.10%	(16.62)%	10.29%
Ratios to Average Net Assets(d)
Total expenses	1.68%	1.68%	1.71%	1.74%	1.79%
Total expenses after fees waived and/or reimbursed	1.48%	1.46%	1.46%	1.49%	1.53%
Net investment income	1.60%	2.20%	2.07%	0.91%	0.23%
Supplemental Data
Net assets, end of year (000)	$2,094	$2,006	$1,972	$2,359	$2,698
Portfolio turnover rate(e)	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$13.35	$12.97	$11.62	$14.06	$14.77
Net investment income(a)	0.41	0.49	0.43	0.25	0.24
Net realized and unrealized gain (loss)	1.45	0.88	1.36	(2.44)	1.46
Net increase (decrease) from investment operations	1.86	1.37	1.79	(2.19)	1.70
Distributions(b)
From net investment income	(0.38)	(0.73)	(0.44)	(0.12)	(0.79)
From net realized gain	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	(0.07)	—
Total distributions	(0.64)	(0.99)	(0.44)	(0.25)	(2.41)
Net asset value, end of year	$14.57	$13.35	$12.97	$11.62	$14.06
Total Return(c)
Based on net asset value	13.92%	10.58%	15.61%	(15.63)%	11.70%
Ratios to Average Net Assets(d)
Total expenses	0.43%	0.43%	0.46%	0.49%	0.54%
Total expenses after fees waived and/or reimbursed	0.23%	0.22%	0.21%	0.24%	0.28%
Net investment income	2.89%	3.55%	3.46%	2.08%	1.54%
Supplemental Data
Net assets, end of year (000)	$343,832	$206,809	$90,777	$70,367	$100,750
Portfolio turnover rate(e)	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class R
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$13.07	$12.73	$11.41	$13.86	$14.59
Net investment income(a)	0.30	0.38	0.33	0.18	0.13
Net realized and unrealized gain (loss)	1.42	0.86	1.35	(2.42)	1.45
Net increase (decrease) from investment operations	1.72	1.24	1.68	(2.24)	1.58
Distributions(b)
From net investment income	(0.28)	(0.64)	(0.36)	(0.08)	(0.69)
From net realized gain	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	(0.07)	—
Total distributions	(0.54)	(0.90)	(0.36)	(0.21)	(2.31)
Net asset value, end of year	$14.25	$13.07	$12.73	$11.41	$13.86
Total Return(c)
Based on net asset value	13.17%	9.78%	14.85%	(16.21)%	10.93%
Ratios to Average Net Assets(d)
Total expenses	1.13%	1.13%	1.16%	1.19%	1.24%
Total expenses after fees waived and/or reimbursed	0.93%	0.91%	0.91%	0.94%	0.98%
Net investment income	2.14%	2.78%	2.75%	1.50%	0.84%
Supplemental Data
Net assets, end of year (000)	$10,616	$8,819	$6,778	$5,157	$5,389
Portfolio turnover rate(e)	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.57	$14.97	$13.19	$16.13	$15.92
Net investment income(a)	0.41	0.47	0.43	0.25	0.20
Net realized and unrealized gain (loss)	1.97	1.30	1.83	(2.91)	1.97
Net increase (decrease) from investment operations	2.38	1.77	2.26	(2.66)	2.17
Distributions(b)
From net investment income	(0.27)	(0.70)	(0.48)	(0.10)	(0.85)
From net realized gain	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	(0.09)	—
Total distributions	(0.69)	(1.17)	(0.48)	(0.28)	(1.96)
Net asset value, end of year	$17.26	$15.57	$14.97	$13.19	$16.13
Total Return(c)
Based on net asset value	15.28%	11.78%	17.25%	(16.56)%	13.76%
Ratios to Average Net Assets(d)
Total expenses	0.69%	0.69%	0.73%	0.76%	0.82%
Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.48%	0.48%	0.52%
Net investment income	2.48%	2.96%	3.04%	1.80%	1.19%
Supplemental Data
Net assets, end of year (000)	$13,830	$10,726	$13,914	$10,486	$12,898
Portfolio turnover rate(e)	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.45	$14.87	$13.10	$16.05	$15.85
Net investment income(a)	0.37	0.44	0.39	0.22	0.16
Net realized and unrealized gain (loss)	1.95	1.27	1.82	(2.91)	1.96
Net increase (decrease) from investment operations	2.32	1.71	2.21	(2.69)	2.12
Distributions(b)
From net investment income	(0.23)	(0.66)	(0.44)	(0.08)	(0.81)
From net realized gain	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	(0.09)	—
Total distributions	(0.65)	(1.13)	(0.44)	(0.26)	(1.92)
Net asset value, end of year	$17.12	$15.45	$14.87	$13.10	$16.05
Total Return(c)
Based on net asset value	15.04%	11.47%	17.00%	(16.79)%	13.46%
Ratios to Average Net Assets(d)
Total expenses	0.94%	0.94%	0.99%	1.01%	1.07%
Total expenses after fees waived and/or reimbursed	0.73%	0.73%	0.73%	0.73%	0.77%
Net investment income	2.27%	2.75%	2.77%	1.57%	0.93%
Supplemental Data
Net assets, end of year (000)	$45,174	$32,354	$30,565	$24,670	$26,304
Portfolio turnover rate(e)	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.10	$14.58	$12.85	$15.80	$15.67
Net investment income(a)	0.23	0.32	0.27	0.11	0.03
Net realized and unrealized gain (loss)	1.90	1.24	1.79	(2.85)	1.93
Net increase (decrease) from investment operations	2.13	1.56	2.06	(2.74)	1.96
Distributions(b)
From net investment income	(0.11)	(0.57)	(0.33)	(0.03)	(0.72)
From net realized gain	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	(0.09)	—
Total distributions	(0.53)	(1.04)	(0.33)	(0.21)	(1.83)
Net asset value, end of year	$16.70	$15.10	$14.58	$12.85	$15.80
Total Return(c)
Based on net asset value	14.10%	10.69%	16.12%	(17.38)%	12.56%
Ratios to Average Net Assets(d)
Total expenses	1.69%	1.69%	1.74%	1.76%	1.82%
Total expenses after fees waived and/or reimbursed	1.48%	1.48%	1.49%	1.48%	1.52%
Net investment income	1.47%	2.03%	1.95%	0.80%	0.20%
Supplemental Data
Net assets, end of year (000)	$3,432	$3,628	$2,768	$3,066	$3,637
Portfolio turnover rate(e)	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.87	$15.24	$13.42	$16.38	$16.15
Net investment income(a)	0.47	0.54	0.48	0.28	0.25
Net realized and unrealized gain (loss)	2.00	1.30	1.85	(2.94)	1.99
Net increase (decrease) from investment operations	2.47	1.84	2.33	(2.66)	2.24
Distributions(b)
From net investment income	(0.31)	(0.74)	(0.51)	(0.12)	(0.90)
From net realized gain	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	(0.09)	—
Total distributions	(0.73)	(1.21)	(0.51)	(0.30)	(2.01)
Net asset value, end of year	$17.61	$15.87	$15.24	$13.42	$16.38
Total Return(c)
Based on net asset value	15.57%	12.06%	17.53%	(16.32)%	13.96%
Ratios to Average Net Assets(d)
Total expenses	0.44%	0.44%	0.48%	0.51%	0.57%
Total expenses after fees waived and/or reimbursed	0.23%	0.23%	0.23%	0.23%	0.27%
Net investment income	2.79%	3.31%	3.32%	1.97%	1.47%
Supplemental Data
Net assets, end of year (000)	$388,173	$234,968	$102,494	$68,520	$95,154
Portfolio turnover rate(e)	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class R
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.40	$14.83	$13.08	$16.03	$15.85
Net investment income(a)	0.33	0.41	0.36	0.19	0.13
Net realized and unrealized gain (loss)	1.94	1.27	1.81	(2.89)	1.95
Net increase (decrease) from investment operations	2.27	1.68	2.17	(2.70)	2.08
Distributions(b)
From net investment income	(0.19)	(0.64)	(0.42)	(0.07)	(0.79)
From net realized gain	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	(0.09)	—
Total distributions	(0.61)	(1.11)	(0.42)	(0.25)	(1.90)
Net asset value, end of year	$17.06	$15.40	$14.83	$13.08	$16.03
Total Return(c)
Based on net asset value	14.76%	11.31%	16.69%	(16.91)%	13.19%
Ratios to Average Net Assets(d)
Total expenses	1.14%	1.14%	1.18%	1.21%	1.27%
Total expenses after fees waived and/or reimbursed	0.93%	0.93%	0.93%	0.93%	0.97%
Net investment income	2.03%	2.57%	2.60%	1.40%	0.77%
Supplemental Data
Net assets, end of year (000)	$8,051	$7,753	$5,775	$4,143	$3,687
Portfolio turnover rate(e)	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.07	$16.61	$14.63	$18.02	$18.74
Net investment income(a)	0.42	0.45	0.44	0.26	0.23
Net realized and unrealized gain (loss)	2.45	1.88	2.34	(3.33)	2.73
Net increase (decrease) from investment operations	2.87	2.33	2.78	(3.07)	2.96
Distributions(b)
From net investment income	(0.42)	(0.80)	(0.56)	(0.13)	(1.29)
From net realized gain	(0.73)	(1.07)	(0.24)	(0.11)	(2.39)
Return of capital	—	—	—	(0.08)	—
Total distributions	(1.15)	(1.87)	(0.80)	(0.32)	(3.68)
Net asset value, end of year	$18.79	$17.07	$16.61	$14.63	$18.02
Total Return(c)
Based on net asset value	16.88%	14.00%	19.15%	(17.09)%	16.04%
Ratios to Average Net Assets(d)
Total expenses	0.71%	0.71%	0.75%	0.76%	0.81%
Total expenses after fees waived and/or reimbursed	0.47%	0.48%	0.49%	0.47%	0.52%
Net investment income	2.32%	2.54%	2.81%	1.67%	1.13%
Supplemental Data
Net assets, end of year (000)	$52,739	$49,329	$48,906	$41,098	$54,509
Portfolio turnover rate(e)	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$14.36	$14.25	$12.65	$15.66	$16.71
Net investment income(a)	0.32	0.35	0.35	0.19	0.16
Net realized and unrealized gain (loss)	2.07	1.60	2.02	(2.89)	2.45
Net increase (decrease) from investment operations	2.39	1.95	2.37	(2.70)	2.61
Distributions(b)
From net investment income	(0.40)	(0.77)	(0.53)	(0.13)	(1.26)
From net realized gain	(0.73)	(1.07)	(0.24)	(0.11)	(2.40)
Return of capital	—	—	—	(0.07)	—
Total distributions	(1.13)	(1.84)	(0.77)	(0.31)	(3.66)
Net asset value, end of year	$15.62	$14.36	$14.25	$12.65	$15.66
Total Return(c)
Based on net asset value	16.67%	13.63%	18.90%	(17.32)%	15.84%
Ratios to Average Net Assets(d)
Total expenses	0.96%	0.96%	1.00%	1.01%	1.06%
Total expenses after fees waived and/or reimbursed	0.72%	0.73%	0.74%	0.72%	0.77%
Net investment income	2.08%	2.29%	2.54%	1.43%	0.89%
Supplemental Data
Net assets, end of year (000)	$152,369	$138,167	$134,232	$121,680	$153,955
Portfolio turnover rate(e)	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$16.44	$16.06	$14.17	$17.56	$18.38
Net investment income(a)	0.23	0.27	0.28	0.11	0.03
Net realized and unrealized gain (loss)	2.34	1.80	2.26	(3.25)	2.69
Net increase (decrease) from investment operations	2.57	2.07	2.54	(3.14)	2.72
Distributions(b)
From net investment income	(0.25)	(0.62)	(0.41)	(0.06)	(1.15)
From net realized gain	(0.73)	(1.07)	(0.24)	(0.11)	(2.39)
Return of capital	—	—	—	(0.08)	—
Total distributions	(0.98)	(1.69)	(0.65)	(0.25)	(3.54)
Net asset value, end of year	$18.03	$16.44	$16.06	$14.17	$17.56
Total Return(c)
Based on net asset value	15.70%	12.86%	18.00%	(17.94)%	14.97%
Ratios to Average Net Assets(d)
Total expenses	1.71%	1.71%	1.75%	1.76%	1.81%
Total expenses after fees waived and/or reimbursed	1.47%	1.48%	1.49%	1.47%	1.52%
Net investment income	1.32%	1.54%	1.82%	0.71%	0.15%
Supplemental Data
Net assets, end of year (000)	$2,892	$2,619	$2,625	$2,210	$2,486
Portfolio turnover rate(e)	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.25	$16.78	$14.76	$18.16	$18.85
Net investment income(a)	0.49	0.52	0.49	0.29	0.29
Net realized and unrealized gain (loss)	2.47	1.87	2.37	(3.35)	2.75
Net increase (decrease) from investment operations	2.96	2.39	2.86	(3.06)	3.04
Distributions(b)
From net investment income	(0.47)	(0.85)	(0.60)	(0.15)	(1.34)
From net realized gain	(0.73)	(1.07)	(0.24)	(0.11)	(2.39)
Return of capital	—	—	—	(0.08)	—
Total distributions	(1.20)	(1.92)	(0.84)	(0.34)	(3.73)
Net asset value, end of year	$19.01	$17.25	$16.78	$14.76	$18.16
Total Return(c)
Based on net asset value	17.23%	14.20%	19.55%	(16.90)%	16.38%
Ratios to Average Net Assets(d)
Total expenses	0.46%	0.46%	0.50%	0.51%	0.56%
Total expenses after fees waived and/or reimbursed	0.22%	0.23%	0.24%	0.22%	0.27%
Net investment income	2.65%	2.87%	3.10%	1.87%	1.44%
Supplemental Data
Net assets, end of year (000)	$339,319	$207,157	$83,738	$60,687	$85,150
Portfolio turnover rate(e)	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class R
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$16.66	$16.28	$14.35	$17.73	$18.51
Net investment income(a)	0.34	0.38	0.37	0.19	0.14
Net realized and unrealized gain (loss)	2.39	1.81	2.29	(3.28)	2.70
Net increase (decrease) from investment operations	2.73	2.19	2.66	(3.09)	2.84
Distributions(b)
From net investment income	(0.36)	(0.74)	(0.49)	(0.10)	(1.23)
From net realized gain	(0.73)	(1.07)	(0.24)	(0.11)	(2.39)
Return of capital	—	—	—	(0.08)	—
Total distributions	(1.09)	(1.81)	(0.73)	(0.29)	(3.62)
Net asset value, end of year	$18.30	$16.66	$16.28	$14.35	$17.73
Total Return(c)
Based on net asset value	16.41%	13.44%	18.68%	(17.48)%	15.55%
Ratios to Average Net Assets(d)
Total expenses	1.16%	1.16%	1.20%	1.21%	1.26%
Total expenses after fees waived and/or reimbursed	0.92%	0.93%	0.94%	0.92%	0.97%
Net investment income	1.92%	2.15%	2.39%	1.28%	0.72%
Supplemental Data
Net assets, end of year (000)	$14,215	$9,657	$6,203	$4,880	$4,977
Portfolio turnover rate(e)	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.64	$16.76	$14.31	$17.81	$17.06
Net investment income(a)	0.42	0.44	0.43	0.23	0.20
Net realized and unrealized gain (loss)	2.83	2.17	2.55	(3.36)	2.79
Net increase (decrease) from investment operations	3.25	2.61	2.98	(3.13)	2.99
Distributions(b)
From net investment income	(0.29)	(0.79)	(0.53)	(0.13)	(1.16)
From net realized gain	(0.85)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	(0.09)	—
Total distributions	(1.14)	(1.73)	(0.53)	(0.37)	(2.24)
Net asset value, end of year	$19.75	$17.64	$16.76	$14.31	$17.81
Total Return(c)
Based on net asset value	18.47%	15.51%	20.98%	(17.68)%	17.61%
Ratios to Average Net Assets(d)
Total expenses	0.71%	0.73%	0.77%	0.78%	0.84%
Total expenses after fees waived and/or reimbursed	0.48%	0.50%	0.50%	0.47%	0.51%
Net investment income	2.23%	2.41%	2.78%	1.49%	1.07%
Supplemental Data
Net assets, end of year (000)	$8,233	$6,394	$9,509	$6,317	$8,641
Portfolio turnover rate(e)	21%	15%	2%	16%	— %(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.53	$16.68	$14.24	$17.75	$17.02
Net investment income(a)	0.38	0.40	0.39	0.19	0.16
Net realized and unrealized gain (loss)	2.79	2.16	2.54	(3.35)	2.77
Net increase (decrease) from investment operations	3.17	2.56	2.93	(3.16)	2.93
Distributions(b)
From net investment income	(0.25)	(0.77)	(0.49)	(0.12)	(1.12)
From net realized gain	(0.85)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	(0.08)	—
Total distributions	(1.10)	(1.71)	(0.49)	(0.35)	(2.20)
Net asset value, end of year	$19.60	$17.53	$16.68	$14.24	$17.75
Total Return(c)
Based on net asset value	18.13%	15.25%	20.72%	(17.89)%	17.33%
Ratios to Average Net Assets(d)
Total expenses	0.96%	0.97%	1.02%	1.03%	1.09%
Total expenses after fees waived and/or reimbursed	0.73%	0.75%	0.76%	0.72%	0.76%
Net investment income	2.03%	2.21%	2.51%	1.23%	0.84%
Supplemental Data
Net assets, end of year (000)	$45,716	$30,894	$25,035	$17,896	$21,856
Portfolio turnover rate(e)	21%	15%	2%	16%	— %(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.06	$16.27	$13.90	$17.42	$16.78
Net investment income(a)	0.22	0.26	0.26	0.07	0.02
Net realized and unrealized gain (loss)	2.72	2.09	2.48	(3.28)	2.72
Net increase (decrease) from investment operations	2.94	2.35	2.74	(3.21)	2.74
Distributions(b)
From net investment income	(0.10)	(0.62)	(0.37)	(0.08)	(1.02)
From net realized gain	(0.84)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	(0.08)	—
Total distributions	(0.94)	(1.56)	(0.37)	(0.31)	(2.10)
Net asset value, end of year	$19.06	$17.06	$16.27	$13.90	$17.42
Total Return(c)
Based on net asset value	17.26%	14.38%	19.81%	(18.51)%	16.40%
Ratios to Average Net Assets(d)
Total expenses	1.71%	1.72%	1.78%	1.78%	1.84%
Total expenses after fees waived and/or reimbursed	1.48%	1.50%	1.51%	1.47%	1.51%
Net investment income	1.20%	1.46%	1.70%	0.47%	0.08%
Supplemental Data
Net assets, end of year (000)	$1,613	$1,554	$1,358	$1,284	$1,392
Portfolio turnover rate(e)	21%	15%	2%	16%	— %(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.94	$17.02	$14.53	$18.05	$17.25
Net investment income(a)	0.50	0.51	0.48	0.26	0.26
Net realized and unrealized gain (loss)	2.85	2.20	2.57	(3.39)	2.81
Net increase (decrease) from investment operations	3.35	2.71	3.05	(3.13)	3.07
Distributions(b)
From net investment income	(0.34)	(0.85)	(0.56)	(0.15)	(1.19)
From net realized gain	(0.85)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	(0.09)	—
Total distributions	(1.19)	(1.79)	(0.56)	(0.39)	(2.27)
Net asset value, end of year	$20.10	$17.94	$17.02	$14.53	$18.05
Total Return(c)
Based on net asset value	18.70%	15.85%	21.22%	(17.44)%	17.93%
Ratios to Average Net Assets(d)
Total expenses	0.46%	0.47%	0.52%	0.53%	0.59%
Total expenses after fees waived and/or reimbursed	0.23%	0.25%	0.26%	0.22%	0.26%
Net investment income	2.57%	2.73%	3.02%	1.68%	1.35%
Supplemental Data
Net assets, end of year (000)	$323,338	$187,920	$87,416	$60,100	$82,853
Portfolio turnover rate(e)	21%	15%	2%	16%	— %(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class R
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.41	$16.58	$14.17	$17.68	$16.97
Net investment income(a)	0.34	0.36	0.36	0.17	0.12
Net realized and unrealized gain (loss)	2.77	2.14	2.51	(3.34)	2.77
Net increase (decrease) from investment operations	3.11	2.50	2.87	(3.17)	2.89
Distributions(b)
From net investment income	(0.22)	(0.73)	(0.46)	(0.11)	(1.10)
From net realized gain	(0.85)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	(0.08)	—
Total distributions	(1.07)	(1.67)	(0.46)	(0.34)	(2.18)
Net asset value, end of year	$19.45	$17.41	$16.58	$14.17	$17.68
Total Return(c)
Based on net asset value	17.87%	15.03%	20.43%	(18.03)%	17.10%
Ratios to Average Net Assets(d)
Total expenses	1.16%	1.17%	1.22%	1.23%	1.29%
Total expenses after fees waived and/or reimbursed	0.93%	0.95%	0.95%	0.92%	0.96%
Net investment income	1.81%	2.01%	2.35%	1.17%	0.64%
Supplemental Data
Net assets, end of year (000)	$11,904	$9,654	$7,396	$4,108	$2,989
Portfolio turnover rate(e)	21%	15%	2%	16%	— %(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(f)	Rounds to less than 1%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$22.50	$21.61	$18.25	$22.99	$22.78
Net investment income(a)	0.51	0.53	0.52	0.28	0.26
Net realized and unrealized gain (loss)	3.99	3.04	3.47	(4.56)	3.83
Net increase (decrease) from investment operations	4.50	3.57	3.99	(4.28)	4.09
Distributions(b)
From net investment income	(0.38)	(1.11)	(0.63)	(0.20)	(1.69)
From net realized gain	(1.19)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	(0.09)	—
Total distributions	(1.57)	(2.68)	(0.63)	(0.46)	(3.88)
Net asset value, end of year	$25.43	$22.50	$21.61	$18.25	$22.99
Total Return(c)
Based on net asset value	20.05%	16.46%	22.02%	(18.71)%	18.15%
Ratios to Average Net Assets(d)
Total expenses	0.72%	0.73%	0.78%	0.78%	0.84%
Total expenses after fees waived and/or reimbursed	0.50%	0.49%	0.50%	0.49%	0.54%
Net investment income	2.09%	2.26%	2.60%	1.45%	1.04%
Supplemental Data
Net assets, end of year (000)	$22,744	$19,712	$20,535	$15,423	$21,290
Portfolio turnover rate(e)	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$22.31	$21.46	$18.13	$22.87	$22.69
Net investment income(a)	0.45	0.48	0.46	0.24	0.19
Net realized and unrealized gain (loss)	3.96	3.00	3.45	(4.54)	3.82
Net increase (decrease) from investment operations	4.41	3.48	3.91	(4.30)	4.01
Distributions(b)
From net investment income	(0.33)	(1.06)	(0.58)	(0.18)	(1.64)
From net realized gain	(1.19)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	(0.09)	—
Total distributions	(1.52)	(2.63)	(0.58)	(0.44)	(3.83)
Net asset value, end of year	$25.20	$22.31	$21.46	$18.13	$22.87
Total Return(c)
Based on net asset value	19.79%	16.14%	21.69%	(18.90)%	17.88%
Ratios to Average Net Assets(d)
Total expenses	0.97%	0.98%	1.03%	1.03%	1.09%
Total expenses after fees waived and/or reimbursed	0.75%	0.74%	0.75%	0.75%	0.79%
Net investment income	1.85%	2.03%	2.32%	1.22%	0.78%
Supplemental Data
Net assets, end of year (000)	$106,870	$88,951	$75,362	$64,526	$77,982
Portfolio turnover rate(e)	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$21.69	$20.93	$17.70	$22.42	$22.36
Net investment income(a)	0.21	0.29	0.30	0.09	0.01
Net realized and unrealized gain (loss)	3.87	2.93	3.37	(4.44)	3.75
Net increase (decrease) from investment operations	4.08	3.22	3.67	(4.35)	3.76
Distributions(b)
From net investment income	(0.16)	(0.89)	(0.44)	(0.11)	(1.51)
From net realized gain	(1.10)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	(0.09)	—
Total distributions	(1.26)	(2.46)	(0.44)	(0.37)	(3.70)
Net asset value, end of year	$24.51	$21.69	$20.93	$17.70	$22.42
Total Return(c)
Based on net asset value	18.85%	15.31%	20.78%	(19.50)%	17.00%
Ratios to Average Net Assets(d)
Total expenses	1.72%	1.73%	1.78%	1.78%	1.84%
Total expenses after fees waived and/or reimbursed	1.50%	1.49%	1.50%	1.50%	1.54%
Net investment income	0.89%	1.28%	1.57%	0.47%	0.05%
Supplemental Data
Net assets, end of year (000)	$1,626	$1,981	$1,812	$1,690	$2,002
Portfolio turnover rate(e)	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$22.66	$21.75	$18.37	$23.10	$22.86
Net investment income(a)	0.60	0.61	0.57	0.32	0.33
Net realized and unrealized gain (loss)	4.01	3.05	3.49	(4.56)	3.83
Net increase (decrease) from investment operations	4.61	3.66	4.06	(4.24)	4.16
Distributions(b)
From net investment income	(0.45)	(1.18)	(0.68)	(0.23)	(1.73)
From net realized gain	(1.19)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	(0.09)	—
Total distributions	(1.64)	(2.75)	(0.68)	(0.49)	(3.92)
Net asset value, end of year	$25.63	$22.66	$21.75	$18.37	$23.10
Total Return(c)
Based on net asset value	20.37%	16.74%	22.28%	(18.47)%	18.45%
Ratios to Average Net Assets(d)
Total expenses	0.47%	0.48%	0.53%	0.53%	0.59%
Total expenses after fees waived and/or reimbursed	0.25%	0.24%	0.25%	0.24%	0.29%
Net investment income	2.43%	2.57%	2.86%	1.62%	1.34%
Supplemental Data
Net assets, end of year (000)	$283,219	$159,941	$59,474	$42,971	$66,065
Portfolio turnover rate(e)	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class R
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$22.10	$21.30	$18.01	$22.74	$22.59
Net investment income(a)	0.39	0.44	0.42	0.21	0.15
Net realized and unrealized gain (loss)	3.92	2.97	3.42	(4.52)	3.80
Net increase (decrease) from investment operations	4.31	3.41	3.84	(4.31)	3.95
Distributions(b)
From net investment income	(0.28)	(1.04)	(0.55)	(0.16)	(1.61)
From net realized gain	(1.19)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	(0.09)	—
Total distributions	(1.47)	(2.61)	(0.55)	(0.42)	(3.80)
Net asset value, end of year	$24.94	$22.10	$21.30	$18.01	$22.74
Total Return(c)
Based on net asset value	19.53%	15.93%	21.41%	(19.05)%	17.65%
Ratios to Average Net Assets(d)
Total expenses	1.17%	1.18%	1.23%	1.23%	1.29%
Total expenses after fees waived and/or reimbursed	0.95%	0.94%	0.95%	0.94%	0.99%
Net investment income	1.63%	1.86%	2.14%	1.10%	0.60%
Supplemental Data
Net assets, end of year (000)	$10,948	$8,132	$4,388	$3,302	$3,149
Portfolio turnover rate(e)	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$19.11	$17.76	$14.99	$18.90	$17.94
Net investment income(a)	0.41	0.44	0.43	0.22	0.20
Net realized and unrealized gain (loss)	3.58	2.60	2.87	(3.75)	3.07
Net increase (decrease) from investment operations	3.99	3.04	3.30	(3.53)	3.27
Distributions(b)
From net investment income	(0.13)	(0.79)	(0.53)	(0.14)	(1.24)
From net realized gain	(1.05)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	(0.07)	—
Total distributions	(1.18)	(1.69)	(0.53)	(0.38)	(2.31)
Net asset value, end of year	$21.92	$19.11	$17.76	$14.99	$18.90
Total Return(c)
Based on net asset value	20.92%	16.97%	22.18%	(18.75)%	18.43%
Ratios to Average Net Assets(d)
Total expenses	0.73%	0.75%	0.80%	0.79%	0.87%
Total expenses after fees waived and/or reimbursed	0.51%	0.51%	0.51%	0.50%	0.54%
Net investment income	1.99%	2.28%	2.64%	1.40%	0.99%
Supplemental Data
Net assets, end of year (000)	$9,512	$7,105	$9,062	$6,014	$7,814
Portfolio turnover rate(e)	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$18.93	$17.61	$14.88	$18.78	$17.85
Net investment income(a)	0.36	0.40	0.38	0.18	0.15
Net realized and unrealized gain (loss)	3.53	2.58	2.84	(3.72)	3.06
Net increase (decrease) from investment operations	3.89	2.98	3.22	(3.54)	3.21
Distributions(b)
From net investment income	(0.09)	(0.76)	(0.49)	(0.12)	(1.21)
From net realized gain	(1.05)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	(0.07)	—
Total distributions	(1.14)	(1.66)	(0.49)	(0.36)	(2.28)
Net asset value, end of year	$21.68	$18.93	$17.61	$14.88	$18.78
Total Return(c)
Based on net asset value	20.58%	16.76%	21.77%	(18.90)%	18.13%
Ratios to Average Net Assets(d)
Total expenses	0.98%	0.99%	1.06%	1.04%	1.12%
Total expenses after fees waived and/or reimbursed	0.76%	0.76%	0.77%	0.75%	0.79%
Net investment income	1.77%	2.05%	2.35%	1.15%	0.75%
Supplemental Data
Net assets, end of year (000)	$41,619	$25,709	$18,754	$14,873	$17,422
Portfolio turnover rate(e)	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$18.43	$17.20	$14.53	$18.42	$17.59
Net investment income(a)	0.19	0.24	0.24	0.07	(0.00)(b)
Net realized and unrealized gain (loss)	3.44	2.50	2.79	(3.66)	3.00
Net increase (decrease) from investment operations	3.63	2.74	3.03	(3.59)	3.00
Distributions(c)
From net investment income	(0.05)	(0.61)	(0.36)	(0.06)	(1.10)
From net realized gain	(0.93)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	(0.07)	—
Total distributions	(0.98)	(1.51)	(0.36)	(0.30)	(2.17)
Net asset value, end of year	$21.08	$18.43	$17.20	$14.53	$18.42
Total Return(d)
Based on net asset value	19.73%	15.82%	20.94%	(19.53)%	17.19%
Ratios to Average Net Assets(e)
Total expenses	1.73%	1.74%	1.83%	1.79%	1.87%
Total expenses after fees waived and/or reimbursed	1.51%	1.51%	1.54%	1.50%	1.54%
Net investment income	0.94%	1.29%	1.54%	0.45%	(0.00)%
Supplemental Data
Net assets, end of year (000)	$1,523	$1,268	$1,099	$1,341	$1,340
Portfolio turnover rate(f)	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$19.51	$18.09	$15.27	$19.21	$18.19
Net investment income(a)	0.49	0.51	0.49	0.25	0.26
Net realized and unrealized gain (loss)	3.64	2.66	2.90	(3.79)	3.11
Net increase (decrease) from investment operations	4.13	3.17	3.39	(3.54)	3.37
Distributions(b)
From net investment income	(0.18)	(0.85)	(0.57)	(0.16)	(1.28)
From net realized gain	(1.05)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	(0.07)	—
Total distributions	(1.23)	(1.75)	(0.57)	(0.40)	(2.35)
Net asset value, end of year	$22.41	$19.51	$18.09	$15.27	$19.21
Total Return(c)
Based on net asset value	21.21%	17.36%	22.38%	(18.49)%	18.72%
Ratios to Average Net Assets(d)
Total expenses	0.48%	0.49%	0.54%	0.54%	0.62%
Total expenses after fees waived and/or reimbursed	0.26%	0.26%	0.25%	0.25%	0.29%
Net investment income	2.28%	2.56%	2.91%	1.57%	1.28%
Supplemental Data
Net assets, end of year (000)	$259,033	$155,499	$64,423	$37,439	$53,041
Portfolio turnover rate(e)	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class R
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$18.82	$17.53	$14.81	$18.72	$17.82
Net investment income(a)	0.31	0.36	0.35	0.16	0.12
Net realized and unrealized gain (loss)	3.52	2.56	2.83	(3.72)	3.03
Net increase (decrease) from investment operations	3.83	2.92	3.18	(3.56)	3.15
Distributions(b)
From net investment income	(0.05)	(0.73)	(0.46)	(0.11)	(1.18)
From net realized gain	(1.04)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	(0.07)	—
Total distributions	(1.09)	(1.63)	(0.46)	(0.35)	(2.25)
Net asset value, end of year	$21.56	$18.82	$17.53	$14.81	$18.72
Total Return(c)
Based on net asset value	20.39%	16.50%	21.60%	(19.09)%	17.83%
Ratios to Average Net Assets(d)
Total expenses	1.18%	1.19%	1.25%	1.24%	1.32%
Total expenses after fees waived and/or reimbursed	0.96%	0.96%	0.96%	0.95%	0.99%
Net investment income	1.54%	1.85%	2.17%	1.05%	0.59%
Supplemental Data
Net assets, end of year (000)	$7,662	$5,918	$3,643	$2,464	$2,204
Portfolio turnover rate(e)	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$14.50	$13.20	$11.11	$13.93	$12.85
Net investment income(a)	0.31	0.36	0.33	0.18	0.16
Net realized and unrealized gain (loss)	2.75	1.91	2.13	(2.77)	2.17
Net increase (decrease) from investment operations	3.06	2.27	2.46	(2.59)	2.33
Distributions(b)
From net investment income	(0.04)	(0.48)	(0.37)	(0.09)	(0.73)
From net realized gain	(0.55)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.59)	(0.97)	(0.37)	(0.23)	(1.25)
Net asset value, end of year	$16.97	$14.50	$13.20	$11.11	$13.93
Total Return(c)
Based on net asset value	21.08%	17.07%	22.30%	(18.64)%	18.14%
Ratios to Average Net Assets(d)
Total expenses	0.74%	0.78%	0.86%	0.91%	1.05%
Total expenses after fees waived and/or reimbursed	0.50%	0.51%	0.49%	0.49%	0.52%
Net investment income	1.96%	2.43%	2.70%	1.54%	1.09%
Supplemental Data
Net assets, end of year (000)	$8,347	$5,183	$3,573	$1,596	$1,314
Portfolio turnover rate(e)	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$14.43	$13.15	$11.07	$13.91	$12.84
Net investment income(a)	0.28	0.32	0.29	0.15	0.12
Net realized and unrealized gain (loss)	2.72	1.91	2.13	(2.77)	2.17
Net increase (decrease) from investment operations	3.00	2.23	2.42	(2.62)	2.29
Distributions(b)
From net investment income	(0.04)	(0.46)	(0.34)	(0.08)	(0.70)
From net realized gain	(0.52)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.56)	(0.95)	(0.34)	(0.22)	(1.22)
Net asset value, end of year	$16.87	$14.43	$13.15	$11.07	$13.91
Total Return(c)
Based on net asset value	20.79%	16.82%	21.99%	(18.88)%	17.87%
Ratios to Average Net Assets(d)
Total expenses	0.99%	1.02%	1.14%	1.15%	1.30%
Total expenses after fees waived and/or reimbursed	0.75%	0.76%	0.76%	0.74%	0.77%
Net investment income	1.76%	2.20%	2.39%	1.31%	0.84%
Supplemental Data
Net assets, end of year (000)	$14,072	$6,100	$2,529	$1,562	$1,054
Portfolio turnover rate(e)	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$14.38	$13.05	$10.99	$13.86	$12.83
Net investment income(a)	0.15	0.20	0.20	0.06	0.02
Net realized and unrealized gain (loss)	2.72	1.89	2.11	(2.75)	2.16
Net increase (decrease) from investment operations	2.87	2.09	2.31	(2.69)	2.18
Distributions(b)
From net investment income	(0.04)	(0.27)	(0.25)	(0.04)	(0.63)
From net realized gain	(0.40)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.44)	(0.76)	(0.25)	(0.18)	(1.15)
Net asset value, end of year	$16.81	$14.38	$13.05	$10.99	$13.86
Total Return(c)
Based on net asset value	19.90%	15.90%	21.09%	(19.48)%	16.98%
Ratios to Average Net Assets(d)
Total expenses	1.74%	1.79%	1.90%	1.90%	2.05%
Total expenses after fees waived and/or reimbursed	1.51%	1.52%	1.52%	1.49%	1.51%
Net investment income	0.97%	1.40%	1.66%	0.51%	0.11%
Supplemental Data
Net assets, end of year (000)	$107	$110	$153	$100	$96
Portfolio turnover rate(e)	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$14.54	$13.23	$11.13	$13.95	$12.87
Net investment income(a)	0.36	0.40	0.36	0.18	0.19
Net realized and unrealized gain (loss)	2.75	1.92	2.14	(2.75)	2.17
Net increase (decrease) from investment operations	3.11	2.32	2.50	(2.57)	2.36
Distributions(b)
From net investment income	(0.05)	(0.52)	(0.40)	(0.11)	(0.76)
From net realized gain	(0.57)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.62)	(1.01)	(0.40)	(0.25)	(1.28)
Net asset value, end of year	$17.03	$14.54	$13.23	$11.13	$13.95
Total Return(c)
Based on net asset value	21.41%	17.36%	22.62%	(18.51)%	18.43%
Ratios to Average Net Assets(d)
Total expenses	0.49%	0.52%	0.63%	0.65%	0.80%
Total expenses after fees waived and/or reimbursed	0.25%	0.26%	0.26%	0.24%	0.27%
Net investment income	2.26%	2.69%	2.92%	1.56%	1.34%
Supplemental Data
Net assets, end of year (000)	$138,612	$66,912	$20,630	$11,524	$17,030
Portfolio turnover rate(e)	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class R
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$14.42	$13.14	$11.06	$13.91	$12.85
Net investment income(a)	0.24	0.29	0.27	0.14	0.09
Net realized and unrealized gain (loss)	2.72	1.90	2.13	(2.78)	2.17
Net increase (decrease) from investment operations	2.96	2.19	2.40	(2.64)	2.26
Distributions(b)
From net investment income	(0.04)	(0.42)	(0.32)	(0.07)	(0.68)
From net realized gain	(0.49)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.53)	(0.91)	(0.32)	(0.21)	(1.20)
Net asset value, end of year	$16.85	$14.42	$13.14	$11.06	$13.91
Total Return(c)
Based on net asset value	20.53%	16.51%	21.79%	(19.04)%	17.63%
Ratios to Average Net Assets(d)
Total expenses	1.19%	1.22%	1.34%	1.36%	1.50%
Total expenses after fees waived and/or reimbursed	0.95%	0.96%	0.96%	0.94%	0.97%
Net investment income	1.53%	1.98%	2.19%	1.19%	0.66%
Supplemental Data
Net assets, end of year (000)	$6,772	$3,077	$2,001	$1,247	$817
Portfolio turnover rate(e)	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$12.99	$12.01	$10.07	$12.67	$11.74
Net investment income(a)	0.28	0.35	0.29	0.16	0.14
Net realized and unrealized gain (loss)	2.45	1.65	1.95	(2.50)	2.02
Net increase (decrease) from investment operations	2.73	2.00	2.24	(2.34)	2.16
Distributions(b)
From net investment income	(0.02)	(0.45)	(0.30)	(0.11)	(0.78)
From net realized gain	(0.38)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.40)	(1.02)	(0.30)	(0.26)	(1.23)
Net asset value, end of year	$15.32	$12.99	$12.01	$10.07	$12.67
Total Return(c)
Based on net asset value	21.02%	16.50%	22.39%	(18.55)%	18.43%
Ratios to Average Net Assets(d)
Total expenses	0.77%	0.84%	1.09%	1.20%	1.47%
Total expenses after fees waived and/or reimbursed	0.50%	0.51%	0.51%	0.48%	0.53%
Net investment income	1.97%	2.64%	2.66%	1.54%	1.09%
Supplemental Data
Net assets, end of year (000)	$2,402	$1,365	$1,094	$604	$596
Portfolio turnover rate(e)	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$12.93	$11.97	$10.05	$12.66	$11.74
Net investment income(a)	0.24	0.32	0.28	0.14	0.11
Net realized and unrealized gain (loss)	2.43	1.65	1.92	(2.50)	2.02
Net increase (decrease) from investment operations	2.67	1.97	2.20	(2.36)	2.13
Distributions(b)
From net investment income	(0.02)	(0.44)	(0.28)	(0.10)	(0.76)
From net realized gain	(0.35)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.37)	(1.01)	(0.28)	(0.25)	(1.21)
Net asset value, end of year	$15.23	$12.93	$11.97	$10.05	$12.66
Total Return(c)
Based on net asset value	20.66%	16.29%	21.99%	(18.71)%	18.13%
Ratios to Average Net Assets(d)
Total expenses	1.02%	1.08%	1.31%	1.44%	1.72%
Total expenses after fees waived and/or reimbursed	0.75%	0.76%	0.72%	0.72%	0.78%
Net investment income	1.73%	2.41%	2.51%	1.35%	0.85%
Supplemental Data
Net assets, end of year (000)	$14,925	$8,266	$2,502	$868	$722
Portfolio turnover rate(e)	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$12.87	$11.90	$9.99	$12.64	$11.74
Net investment income(a)	0.13	0.21	0.18	0.06	0.01
Net realized and unrealized gain (loss)	2.42	1.64	1.92	(2.50)	2.02
Net increase (decrease) from investment operations	2.55	1.85	2.10	(2.44)	2.03
Distributions(b)
From net investment income	(0.02)	(0.31)	(0.19)	(0.06)	(0.68)
From net realized gain	(0.25)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.27)	(0.88)	(0.19)	(0.21)	(1.13)
Net asset value, end of year	$15.15	$12.87	$11.90	$9.99	$12.64
Total Return(c)
Based on net asset value	19.76%	15.46%	21.08%	(19.38)%	17.30%
Ratios to Average Net Assets(d)
Total expenses	1.77%	1.84%	2.11%	2.20%	2.47%
Total expenses after fees waived and/or reimbursed	1.51%	1.51%	1.52%	1.48%	1.53%
Net investment income	0.93%	1.64%	1.61%	0.59%	0.08%
Supplemental Data
Net assets, end of year (000)	$988	$849	$774	$553	$528
Portfolio turnover rate(e)	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$13.01	$12.03	$10.08	$12.67	$11.74
Net investment income(a)	0.33	0.39	0.33	0.18	0.18
Net realized and unrealized gain (loss)	2.46	1.64	1.95	(2.49)	2.01
Net increase (decrease) from investment operations	2.79	2.03	2.28	(2.31)	2.19
Distributions(b)
From net investment income	(0.02)	(0.48)	(0.33)	(0.13)	(0.81)
From net realized gain	(0.42)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.44)	(1.05)	(0.33)	(0.28)	(1.26)
Net asset value, end of year	$15.36	$13.01	$12.03	$10.08	$12.67
Total Return(c)
Based on net asset value	21.39%	16.73%	22.75%	(18.37)%	18.72%
Ratios to Average Net Assets(d)
Total expenses	0.51%	0.58%	0.84%	0.95%	1.22%
Total expenses after fees waived and/or reimbursed	0.25%	0.26%	0.25%	0.22%	0.28%
Net investment income	2.28%	2.91%	2.94%	1.72%	1.35%
Supplemental Data
Net assets, end of year (000)	$64,372	$22,536	$7,335	$3,655	$4,242
Portfolio turnover rate(e)	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class R
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$12.94	$11.96	$10.03	$12.65	$11.74
Net investment income(a)	0.21	0.29	0.23	0.11	0.08
Net realized and unrealized gain (loss)	2.44	1.65	1.95	(2.49)	2.01
Net increase (decrease) from investment operations	2.65	1.94	2.18	(2.38)	2.09
Distributions(b)
From net investment income	(0.02)	(0.39)	(0.25)	(0.09)	(0.73)
From net realized gain	(0.33)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.35)	(0.96)	(0.25)	(0.24)	(1.18)
Net asset value, end of year	$15.24	$12.94	$11.96	$10.03	$12.65
Total Return(c)
Based on net asset value	20.44%	16.07%	21.82%	(18.92)%	17.86%
Ratios to Average Net Assets(d)
Total expenses	1.22%	1.29%	1.59%	1.65%	1.92%
Total expenses after fees waived and/or reimbursed	0.95%	0.96%	0.99%	0.93%	0.98%
Net investment income	1.52%	2.19%	2.14%	1.05%	0.63%
Supplemental Data
Net assets, end of year (000)	$823	$570	$509	$445	$509
Portfolio turnover rate(e)	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund
	Institutional
	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.21	0.08
Net realized and unrealized gain (loss)	1.82	(0.21)
Net increase (decrease) from investment operations	2.03	(0.13)
Distributions from net investment income(c)	(0.34)	(0.06)
Net asset value, end of period	$11.50	$9.81
Total Return(d)
Based on net asset value	20.98%	(1.35)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.44%	1.40%(g)(h)
Total expenses after fees waived and/or reimbursed	0.50%	0.49%(g)
Net investment income	2.00%	2.88%(g)
Supplemental Data
Net assets, end of period (000)	$115	$98
Portfolio turnover rate(i)	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.80%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Investor A
	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.19	0.07
Net realized and unrealized gain (loss)	1.81	(0.21)
Net increase (decrease) from investment operations	2.00	(0.14)
Distributions from net investment income(c)	(0.32)	(0.05)
Net asset value, end of period	$11.49	$9.81
Total Return(d)
Based on net asset value	20.73%	(1.42)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.67%	1.65%(g)(h)
Total expenses after fees waived and/or reimbursed	0.75%	0.75%(g)
Net investment income	1.79%	2.62%(g)
Supplemental Data
Net assets, end of period (000)	$189	$98
Portfolio turnover rate(i)	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.04%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Investor C
	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.10	0.05
Net realized and unrealized gain (loss)	1.82	(0.21)
Net increase (decrease) from investment operations	1.92	(0.16)
Distributions from net investment income(c)	(0.32)	(0.03)
Net asset value, end of period	$11.41	$9.81
Total Return(d)
Based on net asset value	19.84%	(1.61)%(e)
Ratios to Average Net Assets(f)
Total expenses	2.44%	2.40%(g)(h)
Total expenses after fees waived and/or reimbursed	1.50%	1.49%(g)
Net investment income	0.99%	1.87%(g)
Supplemental Data
Net assets, end of period (000)	$114	$98
Portfolio turnover rate(i)	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.79%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Class K
	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.25	0.08
Net realized and unrealized gain (loss)	1.81	(0.21)
Net increase (decrease) from investment operations	2.06	(0.13)
Distributions from net investment income(c)	(0.37)	(0.06)
Net asset value, end of period	$11.50	$9.81
Total Return(d)
Based on net asset value	21.26%	(1.29)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.18%	1.15%(g)(h)
Total expenses after fees waived and/or reimbursed	0.25%	0.24%(g)
Net investment income	2.35%	3.13%(g)
Supplemental Data
Net assets, end of period (000)	$5,514	$3,530
Portfolio turnover rate(i)	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.54%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Class R
	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.16	0.07
Net realized and unrealized gain (loss)	1.82	(0.22)
Net increase (decrease) from investment operations	1.98	(0.15)
Distributions from net investment income(c)	(0.32)	(0.04)
Net asset value, end of period	$11.47	$9.81
Total Return(d)
Based on net asset value	20.45%	(1.47)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.88%	1.85%(g)(h)
Total expenses after fees waived and/or reimbursed	0.95%	0.94%(g)
Net investment income	1.54%	2.42%(g)
Supplemental Data
Net assets, end of period (000)	$144	$98
Portfolio turnover rate(i)	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.24%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified
BlackRock LifePath® Dynamic 2065 Fund	LifePath Dynamic 2065 Fund	Diversified
BlackRock LifePath® Dynamic 2070 Fund	LifePath Dynamic 2070 Fund	Diversified
As of period end, the investment of LifePath Dynamic Retirement Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund, LifePath Dynamic 2065 Fund and LifePath Dynamic 2070 Fund in the Diversified Equity Master Portfolio represented 24.2%, 30.4%, 35.3%, 37.9%, 40.3%, 45.0%, 49.7%, 49.0%, 46.5% and 50.0% respectively, of net assets. As such, financial statements of the Diversified Equity Master Portfolio including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Diversified Equity Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in each of Diversified Equity Master Portfolio and International Tilts Master Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Diversified Equity Master Portfolio	International Tilts Master Portfolio
LifePath Dynamic Retirement Fund	3.9%	4.6%
LifePath Dynamic 2030 Fund	5.3	6.7
LifePath Dynamic 2035 Fund	5.2	7.0
LifePath Dynamic 2040 Fund	6.8	10.5
LifePath Dynamic 2045 Fund	5.1	7.2
LifePath Dynamic 2050 Fund	6.2	7.9
LifePath Dynamic 2055 Fund	5.1	5.9
LifePath Dynamic 2060 Fund	2.6	3.0
LifePath Dynamic 2065 Fund	1.2	1.4
LifePath Dynamic 2070 Fund	0.1	0.1
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Prior Year Reorganization: The Board of LifePath Dynamic Retirement Fund (the “Acquiring Fund”) and the Board of BlackRock LifePath Dynamic 2025 Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on October 4, 2024, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of the Acquiring Fund
Institutional	369,208	1.43611100	Institutional	530,224
Investor A	1,345,193	1.75976130	InvestorA	2,367,219
Investor C	97,996	1.44165983	InvestorC	141,277
Class K	6,467,773	1.42502548	ClassK	9,216,741
Class R	472,930	1.43771300	ClassR	679,938
The Target Fund’s net assets and composition of net assets on October 4, 2024, the valuation date of the reorganization, were as follows:
Target Fund
Net assets	$119,935,918
Paid-in-capital	112,753,638
Accumulated earnings	7,182,280
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $277,080,853. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $397,016,771. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
BlackRock LifePath Dynamic 2025 Fund	$ 109,337,836	$ 97,545,340
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives and strategies and identical investment policies, risks and restrictions. The reorganization was a tax-free event and was effective on October 7, 2024.
Assuming the reorganization had been completed on January 1, 2024, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended December 31, 2024, were as follows:
• Net investment income (loss): $16,812,570
• Net realized and change in unrealized gain/loss on investments: $13,946,482
• Net increase/decrease in net assets resulting from operations: $30,759,052
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since October 7, 2024.
Reorganization costs incurred by LifePath Dynamic Retirement Fund in connection with the reorganization were expensed by LifePath Dynamic Retirement Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Each Fund records daily its proportionate share of the Diversified Equity Master Portfolio and International Tilts Master Portfolios’ income, expenses and realized and unrealized gains and losses.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Notes to Financial Statements

Notes to Financial Statements  (continued)

•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2025, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic Retirement Fund
BNP Paribas SA	$ 210,327	$ (210,327)	$ —	$ —
Goldman Sachs & Co. LLC	5,750,278	(5,750,278)	—	—
J.P. Morgan Securities LLC	104,312	(104,312)	—	—
Jefferies LLC	165,672	(165,672)	—	—
Morgan Stanley	1,731,520	(1,731,520)	—	—
Virtu Americas LLC	75,502	(75,502)	—	—
	$ 8,037,611	$ (8,037,611)	$ —	$ —
LifePath Dynamic 2030 Fund
BNP Paribas SA	$ 70,109	$ (70,109)	$ —	$ —
Citigroup Global Markets, Inc.	20,716	(20,716)	—	—
Goldman Sachs & Co. LLC	8,769,630	(8,769,630)	—	—
J.P. Morgan Securities LLC	243,319	(243,319)	—	—
Morgan Stanley	835,915	(835,915)	—	—
Virtu Americas LLC	532,381	(532,381)	—	—
Wells Fargo Securities LLC	4,652	(4,652)	—	—
	$ 10,476,722	$ (10,476,722)	$ —	$ —
LifePath Dynamic 2035 Fund
Goldman Sachs & Co. LLC	$ 23,111,137	$ (23,111,137)	$ —	$ —
Jefferies LLC	6,184	(6,184)	—	—
Morgan Stanley	2,513,138	(2,513,138)	—	—
Virtu Americas LLC	240,343	(240,343)	—	—
Wells Fargo Securities LLC	5,195	(5,195)	—	—
	$ 25,875,997	$ (25,875,997)	$ —	$ —
LifePath Dynamic 2040 Fund
Citigroup Global Markets, Inc.	$ 16,859	$ (16,859)	$ —	$ —
Goldman Sachs & Co. LLC	15,264,767	(15,264,767)	—	—
J.P. Morgan Securities LLC	3,201,563	(3,201,563)	—	—
Jefferies LLC	243,472	(243,472)	—	—
Morgan Stanley	1,271,151	(1,271,151)	—	—
UBS AG	2,480,780	(2,480,780)	—	—
Virtu Americas LLC	1,535,094	(1,535,094)	—	—
Wells Fargo Securities LLC	5,660	(5,660)	—	—
	$ 24,019,346	$ (24,019,346)	$ —	$ —
LifePath Dynamic 2045 Fund
Goldman Sachs & Co. LLC	$ 24,586,922	$ (24,586,922)	$ —	$ —
Jefferies LLC	1,525,894	(1,525,894)	—	—
Morgan Stanley	4,069,248	(4,069,248)	—	—
UBS AG	2,410,863	(2,410,863)	—	—
Wells Fargo Securities LLC	4,342	(4,342)	—	—
	$ 32,597,269	$ (32,597,269)	$ —	$ —
LifePath Dynamic 2050 Fund
BNP Paribas SA	$ 453,012	$ (453,012)	$ —	$ —
Goldman Sachs & Co. LLC	38,325,936	(38,325,936)	—	—
Jefferies LLC	538	(538)	—	—
Morgan Stanley	643,499	(643,499)	—	—
UBS AG	4,706,812	(4,706,812)	—	—
Virtu Americas LLC	2,452,478	(2,452,478)	—	—
Wells Fargo Securities LLC	98,976	(98,976)	—	—
	$ 46,681,251	$ (46,681,251)	$ —	$ —
LifePath Dynamic 2055 Fund
BNP Paribas SA	$ 926,331	$ (926,331)	$ —	$ —
J.P. Morgan Securities LLC	3,722,496	(3,722,496)	—	—
Jefferies LLC	4,291,190	(4,291,190)	—	—
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic 2055 Fund (continued)
Morgan Stanley	$ 6,356,305	$ (6,356,305)	$ —	$ —
UBS AG	533,907	(533,907)	—	—
Virtu Americas LLC	1,569,363	(1,569,363)	—	—
Wells Fargo Bank N.A.	1,579,670	(1,579,670)	—	—
Wells Fargo Securities LLC	5,411,201	(5,411,201)	—	—
	$ 24,390,463	$ (24,390,463)	$ —	$ —
LifePath Dynamic 2060 Fund
BNP Paribas SA	$ 328,973	$ (328,973)	$ —	$ —
Citigroup Global Markets, Inc.	4,518	(4,518)	—	—
Goldman Sachs & Co. LLC	3,210,433	(3,210,433)	—	—
J.P. Morgan Securities LLC	2,513,138	(2,513,138)	—	—
Morgan Stanley	2,381,795	(2,381,795)	—	—
Wells Fargo Securities LLC	7,055	(7,055)	—	—
	$ 8,445,912	$ (8,445,912)	$ —	$ —
LifePath Dynamic 2065 Fund
Citigroup Global Markets, Inc.	$ 551	$ (551)	$ —	$ —
J.P. Morgan Securities LLC	709,249	(709,249)	—	—
Morgan Stanley	2,250,055	(2,250,055)	—	—
UBS AG	50,886	(50,886)	—	—
Wells Fargo Securities LLC	891,750	(891,750)	—	—
	$ 3,902,491	$ (3,902,491)	$ —	$ —
LifePath Dynamic 2070 Fund
BNP Paribas SA	$ 88,814	$ (88,814)	$ —	$ —
BofA Securities, Inc.	148,901	(148,901)	—	—
UBS AG	551,406	(551,406)	—	—
	$ 789,121	$ (789,121)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements  (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.30% of the average daily value of each Fund’s net assets.
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each Fund for which BIL and BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
LifePath Dynamic Retirement Fund	$ 311,732	$ 23,773	$ 67,308	$ 402,813
LifePath Dynamic 2030 Fund	331,466	20,448	51,899	403,813
LifePath Dynamic 2035 Fund	98,378	32,163	42,199	172,740
LifePath Dynamic 2040 Fund	365,219	27,049	64,788	457,056
LifePath Dynamic 2045 Fund	97,266	16,255	54,200	167,721
LifePath Dynamic 2050 Fund	242,931	18,944	50,994	312,869
LifePath Dynamic 2055 Fund	85,166	14,068	36,722	135,956
LifePath Dynamic 2060 Fund	24,038	952	27,122	52,112
LifePath Dynamic 2065 Fund	29,261	8,975	3,366	41,602
LifePath Dynamic 2070 Fund	315	1,048	540	1,903
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.29% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor C Shares, 0.04% of the average daily net assets of Class K Shares and 0.24% of the average daily net assets of Class R Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic Retirement Fund	$ 106,145	$ 361,609	$ 6,894	$ 115,074	$ 32,308	$ 622,030
LifePath Dynamic 2030 Fund	142,496	384,500	5,930	114,028	24,912	671,866
LifePath Dynamic 2035 Fund	36,730	114,118	9,327	126,446	20,256	306,877
LifePath Dynamic 2040 Fund	151,626	423,654	7,844	110,992	31,098	725,214
LifePath Dynamic 2045 Fund	21,548	112,828	4,714	103,511	26,017	268,618
LifePath Dynamic 2050 Fund	61,336	281,801	5,494	90,514	24,477	463,622
LifePath Dynamic 2055 Fund	24,087	98,793	4,080	84,478	17,626	229,064
LifePath Dynamic 2060 Fund	20,030	27,885	276	42,233	13,018	103,442
LifePath Dynamic 2065 Fund	5,520	33,943	2,602	17,180	1,616	60,861
LifePath Dynamic 2070 Fund	306	365	304	1,581	258	2,814

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other Fees:  For the year ended December 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
LifePath Dynamic Retirement Fund	$ 828
LifePath Dynamic 2030 Fund	807
LifePath Dynamic 2035 Fund	1,315
LifePath Dynamic 2040 Fund	1,180
LifePath Dynamic 2045 Fund	1,162
LifePath Dynamic 2050 Fund	756
LifePath Dynamic 2055 Fund	1,132
LifePath Dynamic 2060 Fund	1,199
LifePath Dynamic 2065 Fund	1,264
LifePath Dynamic 2070 Fund	58
For the year ended December 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor C
LifePath Dynamic 2030 Fund	$ 222
LifePath Dynamic 2035 Fund	296
LifePath Dynamic 2040 Fund	113
LifePath Dynamic 2045 Fund	251
LifePath Dynamic 2050 Fund	2,158
LifePath Dynamic 2055 Fund	79
LifePath Dynamic 2065 Fund	596
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 24,583
LifePath Dynamic 2030 Fund	37,474
LifePath Dynamic 2035 Fund	38,822
LifePath Dynamic 2040 Fund	38,821
LifePath Dynamic 2045 Fund	27,115
LifePath Dynamic 2050 Fund	29,760
LifePath Dynamic 2055 Fund	18,463
LifePath Dynamic 2060 Fund	9,169
LifePath Dynamic 2065 Fund	4,602
LifePath Dynamic 2070 Fund	140
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 793,612
LifePath Dynamic 2030 Fund	875,009
LifePath Dynamic 2035 Fund	745,839
LifePath Dynamic 2040 Fund	1,066,519
LifePath Dynamic 2045 Fund	675,335
LifePath Dynamic 2050 Fund	732,524
LifePath Dynamic 2055 Fund	528,188
LifePath Dynamic 2060 Fund	258,358
LifePath Dynamic 2065 Fund	115,749
LifePath Dynamic 2070 Fund	9,529
The fees and expenses of the Trust’s Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of the Manager and the Administrator has contractually agreed to reimburse the Funds or provide an offsetting
Notes to Financial Statements

Notes to Financial Statements  (continued)

credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June 30, 2035. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 18,703
LifePath Dynamic 2030 Fund	33,729
LifePath Dynamic 2035 Fund	34,167
LifePath Dynamic 2040 Fund	34,241
LifePath Dynamic 2045 Fund	33,618
LifePath Dynamic 2050 Fund	33,773
LifePath Dynamic 2055 Fund	33,122
LifePath Dynamic 2060 Fund	31,808
LifePath Dynamic 2065 Fund	31,339
LifePath Dynamic 2070 Fund	31,355
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Dynamic Retirement Fund	$ 7,440
LifePath Dynamic 2030 Fund	16,185
LifePath Dynamic 2035 Fund	14,145
LifePath Dynamic 2040 Fund	25,342
LifePath Dynamic 2045 Fund	17,741
LifePath Dynamic 2050 Fund	23,485
LifePath Dynamic 2055 Fund	13,408
LifePath Dynamic 2060 Fund	10,768
LifePath Dynamic 2065 Fund	3,767
LifePath Dynamic 2070 Fund	464
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath Dynamic Retirement Fund	$165,008,621	$74,618,661
LifePath Dynamic 2030 Fund	203,852,048	83,754,688
LifePath Dynamic 2035 Fund	232,569,124	44,166,612
LifePath Dynamic 2040 Fund	222,997,323	70,393,128
LifePath Dynamic 2045 Fund	213,057,090	60,616,919
LifePath Dynamic 2050 Fund	210,493,436	72,808,006
LifePath Dynamic 2055 Fund	171,877,078	49,213,572
LifePath Dynamic 2060 Fund	100,820,378	22,901,140
LifePath Dynamic 2065 Fund	52,547,334	11,071,331
LifePath Dynamic 2070 Fund	3,506,371	1,744,411
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
LifePath Dynamic Retirement Fund
Ordinary income	$ 21,772,111	$ 20,974,165
Long-term capital gains	3,550,963	13,853,855
	$ 25,323,074	$ 34,828,020
LifePath Dynamic 2030 Fund
Ordinary income	$ 21,247,736	$ 26,998,554
Long-term capital gains	755,570	—
	$ 22,003,306	$ 26,998,554
LifePath Dynamic 2035 Fund
Ordinary income	$ 14,929,157	$ 17,898,561
Long-term capital gains	2,831,491	1,976,320
	$ 17,760,648	$ 19,874,881
LifePath Dynamic 2040 Fund
Ordinary income	$ 26,945,999	$ 34,606,025
Long-term capital gains	7,675,435	7,578,028
	$ 34,621,434	$ 42,184,053
LifePath Dynamic 2045 Fund
Ordinary income	$ 15,330,845	$ 16,757,279
Long-term capital gains	6,176,567	4,122,306
	$ 21,507,412	$ 20,879,585
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
LifePath Dynamic 2050 Fund
Ordinary income	$ 17,992,283	$ 22,248,985
Long-term capital gains	7,221,924	7,269,106
	$ 25,214,207	$ 29,518,091
LifePath Dynamic 2055 Fund
Ordinary income	$ 10,781,169	$ 12,424,692
Long-term capital gains	5,687,269	3,063,927
	$ 16,468,438	$ 15,488,619
LifePath Dynamic 2060 Fund
Ordinary income	$ 3,438,954	$ 3,792,545
Long-term capital gains	2,341,065	1,198,210
	$ 5,780,019	$ 4,990,755
LifePath Dynamic 2065 Fund
Ordinary income	$ 1,385,243	$ 1,776,461
Long-term capital gains	790,963	602,448
	$ 2,176,206	$ 2,378,909
LifePath Dynamic 2070 Fund
Ordinary income	$ 151,762	$ 24,334
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
LifePath Dynamic Retirement Fund	$ 2,121,824	$ 1,347,826	$ —	$ 73,943,568	$ (706,905)	$ 76,706,313
LifePath Dynamic 2030 Fund	2,419,606	1,330,703	—	51,844,524	(551,408)	55,043,425
LifePath Dynamic 2035 Fund	2,005,454	1,160,028	—	50,859,413	(948,760)	53,076,135
LifePath Dynamic 2040 Fund	2,625,193	1,455,152	—	93,798,187	(794,079)	97,084,453
LifePath Dynamic 2045 Fund	1,716,508	906,691	—	50,873,968	(897,132)	52,600,035
LifePath Dynamic 2050 Fund	1,850,828	843,308	—	71,813,302	(954,526)	73,552,912
LifePath Dynamic 2055 Fund	1,329,874	539,586	—	49,920,772	(971,300)	50,818,932
LifePath Dynamic 2060 Fund	638,875	229,191	—	24,822,113	(590,316)	25,099,863
LifePath Dynamic 2065 Fund	—	126,825	—	11,146,074	—	11,272,899
LifePath Dynamic 2070 Fund	—	—	(182,795)	822,829	(20,861)	619,173

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency contracts and futures contracts and the timing and recognition of partnership income.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended December 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
LifePath Dynamic 2070 Fund	$ 61,446
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Dynamic Retirement Fund	$ 431,304,590	$ 76,059,606	$ (2,568,437)	$ 73,491,169
LifePath Dynamic 2030 Fund	491,983,237	53,170,500	(1,452,678)	51,717,822
LifePath Dynamic 2035 Fund	428,357,347	52,096,641	(1,339,066)	50,757,575
LifePath Dynamic 2040 Fund	488,177,479	95,783,513	(2,116,624)	93,666,889
LifePath Dynamic 2045 Fund	368,725,372	52,294,867	(1,512,631)	50,782,236
LifePath Dynamic 2050 Fund	397,793,426	73,412,280	(1,697,659)	71,714,621
LifePath Dynamic 2055 Fund	292,245,534	50,922,375	(1,076,991)	49,845,384
LifePath Dynamic 2060 Fund	150,828,727	25,405,248	(618,313)	24,786,935
LifePath Dynamic 2065 Fund	75,557,160	11,422,005	(293,702)	11,128,303
LifePath Dynamic 2070 Fund	6,028,738	838,452	(15,554)	822,898

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests through their investments in the Underlying Funds in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements  (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic Retirement Fund
Institutional
Shares sold	397,842	$ 3,847,693	253,147	$ 2,439,962
Shares issued in reinvestment of distributions	171,948	1,699,060	380,952	3,606,001
Shares issued in reorganization	—	—	530,224	5,124,707
Shares redeemed	(866,956)	(8,429,651)	(781,202)	(7,532,600)
	(297,166)	$ (2,882,898)	383,121	$ 3,638,070
Investor A
Shares sold and automatic conversion of shares	3,208,140	$ 24,805,459	3,278,228	$ 25,643,474
Shares issued in reinvestment of distributions	930,765	7,259,781	1,877,447	14,308,988
Shares issued in reorganization	—	—	2,367,219	18,406,485
Shares redeemed	(4,134,755)	(32,073,982)	(5,556,771)	(43,538,609)
	4,150	$ (8,742)	1,966,123	$ 14,820,338
Investor C
Shares sold	40,699	$ 386,418	17,155	$ 161,595
Shares issued in reinvestment of distributions	9,096	86,991	18,643	170,626
Shares issued in reorganization	—	—	141,277	1,326,434
Shares redeemed and automatic conversion of shares	(91,295)	(853,922)	(33,805)	(315,440)
	(41,500)	$ (380,513)	143,270	$ 1,343,215
Class K
Shares sold	12,573,254	$ 121,422,102	15,675,438	$ 150,595,110
Shares issued in reinvestment of distributions	1,598,561	15,710,795	1,697,424	15,943,070
Shares issued in reorganization	—	—	9,216,741	88,633,909
Shares redeemed	(8,391,463)	(81,337,368)	(5,698,038)	(54,767,518)
	5,780,352	$ 55,795,529	20,891,565	$ 200,404,571
Class R
Shares sold	335,815	$ 3,167,865	121,394	$ 1,145,032
Shares issued in reinvestment of distributions	58,562	565,967	85,030	786,222
Shares issued in reorganization	—	—	679,938	6,444,383
Shares redeemed	(462,973)	(4,455,789)	(106,880)	(1,017,489)
	(68,596)	$ (721,957)	779,482	$ 7,358,148
	5,377,240	$ 51,801,419	24,163,561	$ 227,564,342

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2030 Fund
Institutional
Shares sold	458,996	$ 6,320,292	766,851	$ 10,511,189
Shares issued in reinvestment of distributions	133,790	1,954,501	232,139	3,143,679
Shares redeemed	(727,917)	(10,434,605)	(962,077)	(13,108,926)
	(135,131)	$ (2,159,812)	36,913	$ 545,942
Investor A
Shares sold and automatic conversion of shares	2,060,273	$ 27,194,328	1,863,050	$ 24,094,629
Shares issued in reinvestment of distributions	405,274	5,514,438	720,967	9,127,006
Shares redeemed	(3,029,986)	(39,984,909)	(3,019,523)	(39,275,075)
	(564,439)	$ (7,276,143)	(435,506)	$ (6,053,440)
Investor C
Shares sold	16,067	$ 217,048	17,152	$ 227,630
Shares issued in reinvestment of distributions	4,792	67,174	9,419	122,832
Shares redeemed and automatic conversion of shares	(27,303)	(372,058)	(28,052)	(367,832)
	(6,444)	$ (87,836)	(1,481)	$ (17,370)

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2030 Fund (continued)
Class K
Shares sold	11,105,535	$ 155,285,586	10,842,850	$ 148,191,169
Shares issued in reinvestment of distributions	964,108	14,061,568	1,037,941	14,022,851
Shares redeemed	(3,959,151)	(56,081,160)	(3,391,690)	(46,931,392)
	8,110,492	$ 113,265,994	8,489,101	$ 115,282,628
Class R
Shares sold	248,311	$ 3,355,132	200,618	$ 2,694,649
Shares issued in reinvestment of distributions	28,223	402,061	43,462	575,143
Shares redeemed	(205,874)	(2,852,155)	(102,127)	(1,383,792)
	70,660	$ 905,038	141,953	$ 1,886,000
	7,475,138	$ 104,647,241	8,230,980	$ 111,643,760

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2035 Fund
Institutional
Shares sold	237,923	$ 3,806,270	256,823	$ 4,175,635
Shares issued in reinvestment of distributions	30,616	528,876	47,314	746,993
Shares redeemed	(156,213)	(2,552,298)	(544,829)	(8,469,960)
	112,326	$ 1,782,848	(240,692)	$ (3,547,332)
Investor A
Shares sold and automatic conversion of shares	805,992	$ 13,213,079	369,040	$ 5,869,945
Shares issued in reinvestment of distributions	96,380	1,650,041	142,176	2,228,182
Shares redeemed	(357,093)	(5,993,999)	(473,623)	(7,567,155)
	545,279	$ 8,869,121	37,593	$ 530,972
Investor C
Shares sold	27,523	$ 458,498	52,422	$ 840,572
Shares issued in reinvestment of distributions	6,251	104,307	15,403	235,790
Shares redeemed and automatic conversion of shares	(68,640)	(1,076,404)	(17,408)	(268,995)
	(34,866)	$ (513,599)	50,417	$ 807,367
Class K
Shares sold	8,809,908	$ 147,560,980	9,329,920	$ 151,327,046
Shares issued in reinvestment of distributions	860,171	15,167,622	1,003,665	16,145,032
Shares redeemed	(2,434,927)	(41,397,402)	(2,254,120)	(36,906,881)
	7,235,152	$ 121,331,200	8,079,465	$ 130,565,197
Class R
Shares sold	157,235	$ 2,486,451	148,051	$ 2,340,647
Shares issued in reinvestment of distributions	18,161	309,802	33,220	518,839
Shares redeemed	(206,920)	(3,353,320)	(67,189)	(1,059,749)
	(31,524)	$ (557,067)	114,082	$ 1,799,737
	7,826,367	$ 130,912,503	8,040,865	$ 130,155,941

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2040 Fund
Institutional
Shares sold	348,636	$ 6,325,446	406,200	$ 7,309,150
Shares issued in reinvestment of distributions	165,632	3,115,268	285,328	4,966,348
Shares redeemed	(597,854)	(11,117,067)	(745,260)	(13,155,173)
	(83,586)	$ (1,676,353)	(53,732)	$ (879,675)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2040 Fund (continued)
Investor A
Shares sold and automatic conversion of shares	1,898,070	$ 28,802,080	1,953,108	$ 29,912,234
Shares issued in reinvestment of distributions	673,425	10,540,056	1,102,757	16,205,128
Shares redeemed	(2,433,049)	(37,301,139)	(2,858,390)	(43,753,585)
	138,446	$ 2,040,997	197,475	$ 2,363,777
Investor C
Shares sold	16,583	$ 287,455	17,162	$ 290,166
Shares issued in reinvestment of distributions	8,357	150,658	15,026	251,932
Shares redeemed and automatic conversion of shares	(23,894)	(414,156)	(36,339)	(627,353)
	1,046	$ 23,957	(4,151)	$ (85,255)
Class K
Shares sold	6,829,041	$ 125,322,157	7,680,867	$ 137,000,584
Shares issued in reinvestment of distributions	1,049,605	19,983,649	1,127,522	19,814,929
Shares redeemed	(2,033,788)	(37,998,775)	(1,793,619)	(32,192,544)
	5,844,858	$ 107,307,031	7,014,770	$ 124,622,969
Class R
Shares sold	330,473	$ 5,729,605	210,087	$ 3,693,849
Shares issued in reinvestment of distributions	45,341	830,373	55,505	943,168
Shares redeemed	(178,512)	(3,177,055)	(67,113)	(1,168,209)
	197,302	$ 3,382,923	198,479	$ 3,468,808
	6,098,066	$ 111,078,555	7,352,841	$ 129,490,624

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2045 Fund
Institutional
Shares sold	110,829	$ 2,037,511	142,894	$ 2,609,597
Shares issued in reinvestment of distributions	22,896	452,837	32,371	582,214
Shares redeemed	(79,244)	(1,495,820)	(380,228)	(6,746,312)
	54,481	$ 994,528	(204,963)	$ (3,554,501)
Investor A
Shares sold and automatic conversion of shares	880,147	$ 16,329,044	600,196	$ 10,984,071
Shares issued in reinvestment of distributions	123,637	2,427,111	152,114	2,717,251
Shares redeemed	(434,051)	(8,118,737)	(490,574)	(8,889,869)
	569,733	$ 10,637,418	261,736	$ 4,811,453
Investor C
Shares sold	10,259	$ 188,156	19,605	$ 351,034
Shares issued in reinvestment of distributions	4,052	77,179	7,597	132,144
Shares redeemed and automatic conversion of shares	(20,813)	(380,841)	(19,520)	(356,169)
	(6,502)	$ (115,506)	7,682	$ 127,009
Class K
Shares sold	6,670,073	$ 128,103,806	5,892,906	$ 108,018,744
Shares issued in reinvestment of distributions	888,252	17,898,528	907,991	16,597,701
Shares redeemed	(1,951,667)	(38,434,868)	(1,459,092)	(27,166,016)
	5,606,658	$ 107,567,466	5,341,805	$ 97,450,429
Class R
Shares sold	203,328	$ 3,733,261	144,555	$ 2,615,030
Shares issued in reinvestment of distributions	33,182	646,292	47,719	846,680
Shares redeemed	(179,215)	(3,287,085)	(83,727)	(1,495,930)
	57,295	$ 1,092,468	108,547	$ 1,965,780
	6,281,665	$ 120,176,374	5,514,807	$ 100,800,170

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2050 Fund
Institutional
Shares sold	163,580	$ 3,934,308	164,322	$ 3,889,907
Shares issued in reinvestment of distributions	52,416	1,336,227	92,271	2,123,666
Shares redeemed	(197,866)	(4,812,094)	(330,741)	(7,589,978)
	18,130	$ 458,441	(74,148)	$ (1,576,405)
Investor A
Shares sold and automatic conversion of shares	1,106,824	$ 26,031,176	1,125,659	$ 26,369,436
Shares issued in reinvestment of distributions	245,013	6,189,343	421,432	9,620,072
Shares redeemed	(1,097,308)	(25,946,884)	(1,072,653)	(24,995,423)
	254,529	$ 6,273,635	474,438	$ 10,994,085
Investor C
Shares sold	21,666	$ 489,079	17,277	$ 395,086
Shares issued in reinvestment of distributions	3,375	82,701	9,217	204,604
Shares redeemed and automatic conversion of shares	(50,014)	(1,159,799)	(21,738)	(493,042)
	(24,973)	$ (588,019)	4,756	$ 106,648
Class K
Shares sold	4,742,087	$ 114,747,908	4,616,200	$ 108,486,498
Shares issued in reinvestment of distributions	660,370	16,978,702	722,026	16,721,620
Shares redeemed	(1,410,450)	(35,013,062)	(1,014,477)	(23,969,540)
	3,992,007	$ 96,713,548	4,323,749	$ 101,238,578
Class R
Shares sold	189,331	$ 4,422,731	146,433	$ 3,378,848
Shares issued in reinvestment of distributions	25,074	626,635	37,464	846,943
Shares redeemed	(143,416)	(3,492,200)	(21,997)	(506,881)
	70,989	$ 1,557,166	161,900	$ 3,718,910
	4,310,682	$ 104,414,771	4,890,695	$ 114,481,816

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2055 Fund
Institutional
Shares sold	104,703	$ 2,132,630	146,736	$ 2,858,825
Shares issued in reinvestment of distributions	22,201	487,205	29,528	576,032
Shares redeemed	(64,757)	(1,328,807)	(314,905)	(5,897,581)
	62,147	$ 1,291,028	(138,641)	$ (2,462,724)
Investor A
Shares sold and automatic conversion of shares	748,671	$ 15,055,634	517,736	$ 10,132,434
Shares issued in reinvestment of distributions	94,711	2,055,056	105,457	2,037,263
Shares redeemed	(282,240)	(5,706,713)	(329,744)	(6,421,557)
	561,142	$ 11,403,977	293,449	$ 5,748,140
Investor C
Shares sold	15,430	$ 301,744	12,858	$ 243,063
Shares issued in reinvestment of distributions	3,228	67,999	5,121	96,322
Shares redeemed and automatic conversion of shares	(15,178)	(297,989)	(13,106)	(243,542)
	3,480	$ 71,754	4,873	$ 95,843
Class K
Shares sold	4,591,352	$ 96,021,535	4,673,127	$ 92,207,985
Shares issued in reinvestment of distributions	599,799	13,456,991	618,391	12,310,177
Shares redeemed	(1,602,223)	(34,469,497)	(880,536)	(17,489,327)
	3,588,928	$ 75,009,029	4,410,982	$ 87,028,835
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2055 Fund (continued)
Class R
Shares sold	143,684	$ 2,814,907	114,411	$ 2,197,525
Shares issued in reinvestment of distributions	18,337	395,263	24,057	462,086
Shares redeemed	(121,090)	(2,505,864)	(31,836)	(616,258)
	40,931	$ 704,306	106,632	$ 2,043,353
	4,256,628	$ 88,480,094	4,677,295	$ 92,453,447

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2060 Fund
Institutional
Shares sold	175,736	$ 2,665,516	177,770	$ 2,601,138
Shares issued in reinvestment of distributions	16,332	277,704	21,985	324,924
Shares redeemed	(57,638)	(910,643)	(112,978)	(1,645,248)
	134,430	$ 2,032,577	86,777	$ 1,280,814
Investor A
Shares sold and automatic conversion of shares	546,217	$ 8,509,040	263,707	$ 3,834,137
Shares issued in reinvestment of distributions	24,287	410,688	22,906	336,978
Shares redeemed	(158,980)	(2,441,098)	(56,122)	(820,849)
	411,524	$ 6,478,630	230,491	$ 3,350,266
Investor C
Shares sold	715	$ 11,036	2,052	$ 28,544
Shares issued in reinvestment of distributions	158	2,664	394	5,766
Shares redeemed and automatic conversion of shares	(2,203)	(33,092)	(6,455)	(94,341)
	(1,330)	$ (19,392)	(4,009)	$ (60,031)
Class K
Shares sold	4,199,963	$ 65,880,623	3,627,062	$ 52,723,667
Shares issued in reinvestment of distributions	285,391	4,876,790	278,690	4,130,989
Shares redeemed	(946,550)	(15,407,281)	(863,859)	(12,579,605)
	3,538,804	$ 55,350,132	3,041,893	$ 44,275,051
Class R
Shares sold	241,636	$ 3,662,665	102,422	$ 1,484,521
Shares issued in reinvestment of distributions	12,562	212,173	12,171	178,880
Shares redeemed	(65,765)	(1,067,610)	(53,553)	(813,228)
	188,433	$ 2,807,228	61,040	$ 850,173
	4,271,861	$ 66,649,175	3,416,192	$ 49,696,273

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2065 Fund
Institutional
Shares sold	61,136	$ 832,414	47,667	$ 624,996
Shares issued in reinvestment of distributions	2,957	45,491	4,535	60,071
Shares redeemed	(12,420)	(178,543)	(38,198)	(479,851)
	51,673	$ 699,362	14,004	$ 205,216
Investor A
Shares sold and automatic conversion of shares	425,797	$ 5,918,712	439,537	$ 5,835,412
Shares issued in reinvestment of distributions	22,223	339,774	39,532	521,255
Shares redeemed	(107,828)	(1,518,824)	(48,601)	(648,868)
	340,192	$ 4,739,662	430,468	$ 5,707,799

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2065 Fund (continued)
Investor C
Shares sold	10,336	$ 146,255	9,995	$ 126,569
Shares issued in reinvestment of distributions	450	6,838	1,634	21,430
Shares redeemed and automatic conversion of shares	(11,572)	(155,043)	(10,693)	(133,988)
	(786)	$ (1,950)	936	$ 14,011
Class K
Shares sold	2,733,635	$ 38,782,715	1,164,027	$ 15,458,231
Shares issued in reinvestment of distributions	105,041	1,620,213	103,126	1,368,158
Shares redeemed	(378,957)	(5,505,587)	(145,464)	(1,958,353)
	2,459,719	$ 34,897,341	1,121,689	$ 14,868,036
Class R
Shares sold	10,305	$ 149,082	1,242	$ 16,496
Shares issued in reinvestment of distributions	298	4,559	267	3,528
Shares redeemed	(703)	(10,445)	(7)	(90)
	9,900	$ 143,196	1,502	$ 19,934
	2,860,698	$ 40,477,611	1,568,599	$ 20,814,996

	Year Ended 12/31/25		Period from 09/24/24(a) to 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2070 Fund
Institutional
Shares sold	96	$ 1,000	10,010	$ 100,100
Shares redeemed	(96)	(1,000)	(10)	(100)
	—	$ —	10,000	$ 100,000
Investor A
Shares sold	6,436	$ 70,992	10,010	$ 100,100
Shares issued in reinvestment of distributions	64	682	—	—
Shares redeemed and automatic conversion of shares	(20)	(216)	(10)	(100)
	6,480	$ 71,458	10,000	$ 100,000
Investor C
Shares sold and automatic conversion of shares	—	$ —	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	10,000	$ 100,000
Class K
Shares sold	125,315	$ 1,424,982	360,010	$ 3,600,100
Shares issued in reinvestment of distributions	548	6,297	—	—
Shares redeemed	(6,432)	(73,949)	(10)	(100)
	119,431	$ 1,357,330	360,000	$ 3,600,000
Class R
Shares sold	2,547	$ 28,717	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	2,547	$ 28,717	10,000	$ 100,000
	128,458	$ 1,457,505	400,000	$ 4,000,000

(a)	Commencement of operations.
As of December 31, 2025, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K	Class R
LifePath Dynamic 2045 Fund	2,003	—
LifePath Dynamic 2055 Fund	2,001	2,000
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of December 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
LifePath Dynamic 2065 Fund	40,000	40,000	40,000	240,000	40,000
LifePath Dynamic 2070 Fund	10,000	10,000	10,000	360,000	10,000
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the series constituting BlackRock Funds III, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
BlackRock LifePath Dynamic Retirement Fund (1)
BlackRock LifePath Dynamic 2030 Fund (1)
BlackRock LifePath Dynamic 2035 Fund (1)
BlackRock LifePath Dynamic 2040 Fund (1)
BlackRock LifePath Dynamic 2045 Fund (1)
BlackRock LifePath Dynamic 2050 Fund (1)
BlackRock LifePath Dynamic 2055 Fund (1)
BlackRock LifePath Dynamic 2060 Fund (1)
BlackRock LifePath Dynamic 2065 Fund (1)
BlackRock LifePath Dynamic 2070 Fund (2)
(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for each of the two years in the period ended December 31, 2025
(2) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025 and the period September 24, 2024 (commencement of operations) through December 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Dividend Income
LifePath Dynamic Retirement Fund	$ 2,303,280
LifePath Dynamic 2030 Fund	2,643,592
LifePath Dynamic 2035 Fund	2,424,438
LifePath Dynamic 2040 Fund	3,673,959
LifePath Dynamic 2045 Fund	2,341,961
LifePath Dynamic 2050 Fund	3,003,776
LifePath Dynamic 2055 Fund	2,580,693
LifePath Dynamic 2060 Fund	1,079,656
LifePath Dynamic 2065 Fund	555,501
LifePath Dynamic 2070 Fund	23,610
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Business Income
LifePath Dynamic Retirement Fund	$ 379,846
LifePath Dynamic 2030 Fund	499,126
LifePath Dynamic 2035 Fund	493,988
LifePath Dynamic 2040 Fund	809,069
LifePath Dynamic 2045 Fund	555,351
LifePath Dynamic 2050 Fund	535,636
LifePath Dynamic 2055 Fund	301,744
LifePath Dynamic 2060 Fund	112,965
LifePath Dynamic 2065 Fund	49,583
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
LifePath Dynamic Retirement Fund	$ 3,550,963
LifePath Dynamic 2030 Fund	755,570
LifePath Dynamic 2035 Fund	2,831,491
LifePath Dynamic 2040 Fund	7,675,435
LifePath Dynamic 2045 Fund	6,176,567
LifePath Dynamic 2050 Fund	7,221,924
LifePath Dynamic 2055 Fund	5,687,269
LifePath Dynamic 2060 Fund	2,341,065
LifePath Dynamic 2065 Fund	790,963
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2025:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
LifePath Dynamic Retirement Fund	$ 2,797,799	$ 309,395
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
LifePath Dynamic Retirement Fund	$ 3,871,341
LifePath Dynamic 2030 Fund	3,117,346
LifePath Dynamic 2035 Fund	1,591,211
LifePath Dynamic 2040 Fund	1,487,639
LifePath Dynamic 2045 Fund	816,111
LifePath Dynamic 2050 Fund	671,792
LifePath Dynamic 2055 Fund	417,367
LifePath Dynamic 2060 Fund	203,476
LifePath Dynamic 2065 Fund	96,889

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited) (continued)

Fund Name	Federal Obligation Interest
LifePath Dynamic 2070 Fund	$ 4,919
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
LifePath Dynamic Retirement Fund	2.66%
LifePath Dynamic 2030 Fund	3.45
LifePath Dynamic 2035 Fund	4.56
LifePath Dynamic 2040 Fund	3.55
LifePath Dynamic 2045 Fund	3.97
LifePath Dynamic 2050 Fund	4.20
LifePath Dynamic 2055 Fund	5.58
LifePath Dynamic 2060 Fund	8.41
LifePath Dynamic 2065 Fund	9.36
LifePath Dynamic 2070 Fund	7.08
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
LifePath Dynamic Retirement Fund	$ 9,703,779
LifePath Dynamic 2030 Fund	7,444,163
LifePath Dynamic 2035 Fund	4,845,737
LifePath Dynamic 2040 Fund	4,479,563
LifePath Dynamic 2045 Fund	2,347,313
LifePath Dynamic 2050 Fund	1,720,481
LifePath Dynamic 2055 Fund	958,771
LifePath Dynamic 2060 Fund	461,230
LifePath Dynamic 2065 Fund	218,253
LifePath Dynamic 2070 Fund	11,273
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
LifePath Dynamic Retirement Fund	$ 10,073,325	$ 8,774,428
LifePath Dynamic 2030 Fund	7,595,662	8,601,806
LifePath Dynamic 2035 Fund	4,911,781	7,599,312
LifePath Dynamic 2040 Fund	4,515,467	13,970,436
LifePath Dynamic 2045 Fund	2,337,495	9,519,799
LifePath Dynamic 2050 Fund	1,694,487	11,713,844
LifePath Dynamic 2055 Fund	955,589	8,628,083
LifePath Dynamic 2060 Fund	124,539	3,027,864
LifePath Dynamic 2065 Fund	—	1,311,339
LifePath Dynamic 2070 Fund	11,219	—
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

2025 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

6

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2026

7